                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07452

                          AIM Variable Insurance Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

                          AIM V.I. BASIC BALANCED FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com              VIBBA-QTR-1 9/07            A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

AIM V.I. BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   -----------
COMMON STOCKS & OTHER EQUITY INTERESTS-62.50%
ADVERTISING-3.30%
Interpublic Group of Cos., Inc. (The) (b)                 126,432   $  1,312,364
Omnicom Group Inc.                                         28,288      1,360,370
                                                                    ------------
                                                                       2,672,734
                                                                    ------------
AEROSPACE & DEFENSE-0.36%
Honeywell International Inc.                                4,932        293,306
                                                                    ------------
APPAREL RETAIL-1.35%
Gap, Inc. (The)                                            59,342      1,094,267
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-1.28%
Bank of New York Mellon Corp.                              23,539      1,039,011
                                                                    ------------
AUTO PARTS & EQUIPMENT-0.21%
WABCO Holdings Inc.                                         3,668        171,479
                                                                    ------------
BREWERS-1.90%
Molson Coors Brewing Co. -Class B                          15,441      1,539,004
                                                                    ------------
BUILDING PRODUCTS-0.46%
American Standard Cos., Inc.                               10,506        374,224
                                                                    ------------
COMPUTER HARDWARE-2.63%
Dell Inc. (b)                                              77,121      2,128,540
                                                                    ------------
CONSTRUCTION MATERIALS-1.75%
Cemex S.A.B. de C.V. -ADR (Mexico)(b)                      47,542      1,422,457
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES-1.93%
Western Union Co.                                          74,527      1,562,831
                                                                    ------------
EDUCATION SERVICES-1.88%
Apollo Group, Inc. -Class A (b)                            25,295      1,521,494
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES-0.73%
Tyco Electronics Ltd.                                      16,611        588,528
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES-0.61%
Waste Management, Inc.                                     13,088        493,941
                                                                    ------------
GENERAL MERCHANDISE STORES-1.94%
Target Corp.                                               24,745      1,573,040
                                                                    ------------
HEALTH CARE DISTRIBUTORS-2.18%
Cardinal Health, Inc.                                      28,310      1,770,224
                                                                    ------------
HEALTH CARE EQUIPMENT-0.97%
Baxter International Inc.                                  13,922        783,530
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
HOME IMPROVEMENT RETAIL-1.15%
Home Depot, Inc. (The)                                     28,678   $    930,314
                                                                    ------------
INDUSTRIAL CONGLOMERATES-3.05%
General Electric Co.                                       37,033      1,533,166
Tyco International Ltd.                                    21,099        935,530
                                                                    ------------
                                                                       2,468,696
                                                                    ------------
INDUSTRIAL MACHINERY-1.57%
Illinois Tool Works Inc.                                   21,359      1,273,851
                                                                    ------------
INSURANCE BROKERS-0.77%
Marsh & McLennan Cos., Inc.                                24,443        623,297
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-1.77%
Merrill Lynch & Co., Inc.                                   8,697        619,922
Morgan Stanley                                             12,872        810,936
                                                                    ------------
                                                                       1,430,858
                                                                    ------------
MANAGED HEALTH CARE-3.00%
UnitedHealth Group Inc.                                    50,218      2,432,058
                                                                    ------------
MOVIES & ENTERTAINMENT-1.51%
Walt Disney Co. (The)                                      35,533      1,221,980
                                                                    ------------
MULTI-LINE INSURANCE-1.18%
American International Group, Inc.                          8,429        570,222
                                                                    ------------
Hartford Financial Services Group, Inc.
   (The)                                                    4,176        386,489
                                                                    ------------
                                                                         956,711
                                                                    ------------
OIL & GAS DRILLING-2.18%
Transocean Inc. (b)                                        15,606      1,764,258
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES-4.21%
Halliburton Co.                                            44,631      1,713,830
Schlumberger Ltd.                                          16,134      1,694,070
                                                                    ------------
                                                                       3,407,900
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-3.79%
Citigroup Inc.                                             40,206      1,876,414
JPMorgan Chase & Co.                                       26,049      1,193,565
                                                                    ------------
                                                                       3,069,979
                                                                    ------------
PACKAGED FOODS & MEATS-1.02%
Unilever N.V. (Netherlands)                                26,731        825,321
                                                                    ------------
PHARMACEUTICALS-4.10%
Pfizer Inc.                                                37,871        925,189
Sanofi-Aventis  (France)                                   14,511      1,228,818
Wyeth                                                      26,150      1,164,982
                                                                    ------------
                                                                       3,318,989
                                                                    ------------

AIM V.I. BASIC BALANCED FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
PROPERTY & CASUALTY INSURANCE-0.97%
ACE Ltd.                                                   12,920   $    782,564
                                                                    ------------
SEMICONDUCTOR EQUIPMENT-1.80%
KLA-Tencor Corp.                                           26,145      1,458,368
                                                                    ------------
SYSTEMS SOFTWARE-3.56%
CA Inc.                                                    67,026      1,723,909
Microsoft Corp.                                            39,414      1,161,136
                                                                    ------------
                                                                       2,885,045
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-2.12%
Fannie Mae                                                 28,280      1,719,707
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-1.27%
Sprint Nextel Corp.                                        54,247      1,030,693
                                                                    ------------
   Total Common Stocks & Other Equity Interests
      (Cost $39,769,365)                                              50,629,199
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       ----------
BONDS & NOTES-27.46%
AEROSPACE & DEFENSE-0.60%
Goodrich Corp., Unsec. Unsub.
   Notes, 6.45%, 04/15/08(c)                           $   90,000         90,470
Precision Castparts Corp., Unsec.
   Notes, 6.75%, 12/15/07(c)                              230,000        230,526
Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Jr
   Sec. Pass Through Ctfs., (INS-MBIA
   Insurance Corp.) 6.66%, 09/15/13
   (Acquired 02/09/05-10/27/05; Cost
   $169,256)(c)(d)(e)                                     153,574        161,876
                                                                    ------------
                                                                         482,872
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-0.48%
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Capital
   Securities, 7.78%, 12/01/26
   (Acquired 08/15/07; Cost
   $363,125)(b)(e)                                        350,000        365,015
Tokai Preferred Capital Co. LLC-Series
   A, Bonds, 9.98%, (Acquired
   01/29/07; Cost $26,389)(c)(e)(f)(g)                     25,000         25,895
                                                                    ------------
                                                                         390,910
                                                                    ------------
AUTOMOBILE MANUFACTURERS-0.45%
Daimler Finance North America LLC,
   Unsec. Gtd. Unsub. Global Notes,
   4.05%, 06/04/08(c)                                     100,000         98,880
   -Series E,
   Unsec. Gtd. Unsub. Floating Rate Medium
   Term Notes, 5.89%, 10/31/08(c)(f)                      270,000        269,810
                                                                    ------------
                                                                         368,690
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                       ----------   ------------
BIOTECHNOLOGY-0.18%
Amgen Inc.,
   Sr. Unsec. Notes,
   5.85%, 06/01/17 (Acquired
   05/24/07; Cost $74,882)(c)(e)                       $   75,000   $     74,173
   6.38%, 06/01/37 (Acquired
   05/24/07; Cost $74,920)(c)(e)                           75,000         73,175
                                                                    ------------
                                                                         147,348
                                                                    ------------
BROADCASTING & CABLE TV-1.99%
Clear Channel Communications, Inc., Sr.
   Unsec. Sub. Global Notes, 4.63%,
   01/15/08(c)                                            240,000        238,560
                                                                    ------------
Comcast Cable Communications Holdings
   Inc., Unsec. Gtd. Global Notes, 9.46%,
   11/15/22(c)                                            167,000        212,745
                                                                    ------------
Comcast Holdings Corp., Sr. Gtd. Sub.
   Notes, 10.63%, 07/15/12(c)                             130,000        156,118
                                                                    ------------
Cox Communications Inc.,
   Sr. Unsec. Notes, 6.40%, 08/01/08(c)                    70,000         70,745
                                                                    ------------
   Unsec. Notes, 3.88%, 10/01/08(c)                       350,000        345,926
                                                                    ------------
Cox Enterprises, Inc.,
   Notes,
   4.38%, 05/01/08 (Acquired
   04/25/07; Cost $128,567)(c)(e)                         130,000        129,345
   7.88%, 09/15/10 (Acquired
   05/02/07; Cost $37,559)(c)(e)                           35,000         37,406
                                                                    ------------
Hearst-Argyle Television Inc., Sr.
   Unsec. Unsub. Notes, 7.00%, 11/15/07(c)                 90,000         90,137
                                                                    ------------
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Notes, 10.15%, 05/01/12(c)                  280,000        329,137
                                                                    ------------
                                                                       1,610,119
                                                                    ------------
BUILDING PRODUCTS-0.37%
American Standard Inc., Sr. Unsec.
   Gtd. Notes, 7.38%, 02/01/08(c)                         300,000        301,152
                                                                    ------------
CASINOS & GAMING-0.11%
New York Telephone Co., Unsec. Deb.,
   7.00%, 12/01/33(c)                                      90,000         90,131
                                                                    ------------
CONSUMER FINANCE-0.89%
Capital One Capital III, Jr. Gtd. Sub.
   Notes, 7.69%, 08/15/36(c)                               50,000         48,740
Ford Motor Credit Co. LLC, Sr. Unsec.
   Notes, 4.95%, 01/15/08(c)                              310,000        308,481
                                                                    ------------
SLM Corp.,
   Unsec. Floating Rate Medium Term Notes,
   5.76%, 04/14/08(c)                                     150,000        147,671
   -Series A,
   Medium Term Notes,
   3.95%, 08/15/08(c)                                     220,000        217,727
                                                                    ------------
                                                                         722,619
                                                                    ------------
DIVERSIFIED BANKS-3.35%
Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes, 9.03%, 03/15/29
   (Acquired 04/22/05; Cost $75,121)(c)(e)                 60,000         70,889
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   -----------
DIVERSIFIED BANKS-(CONTINUED)
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Capital Securites,
   8.07%, 12/31/26 (Acquired 09/26/06;
   Cost $104,484)(c)(e)                                $  100,000   $    104,450
BBVA International Preferred S.A.
   Unipersonal (Spain), Unsec. Gtd.
   Unsub. Notes, 5.92%  (Acquired
   03/22/07; Cost $40,000)(c)(e)(f)(g)                     40,000         35,080
Calyon (France), Gtd. Floating Rate
   Medium Term Notes, 5.00%, 02/11/08
   (Acquired 04/02/07; Cost 189,050)(c)(e)                190,000        187,767
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.85%,
   06/01/27 (Acquired 05/22/03; Cost
   $63,272)(c)(e)                                          50,000         52,439
First Union Capital I- Series A, Gtd.
   Trust Pfd. Capital Securities,
   7.94%, 01/15/27(c)                                   1,100,000      1,144,660
First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.04%, 12/01/26(c)                 100,000        104,300
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 5.63% (c)(f)(g)              130,000        109,869
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds, 8.38% (c)(g)                           30,000         31,257
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.56%,
   08/29/87(c)(f)                                          60,000         47,795
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub.
   Floating Rate Euro Notes, 5.56% (c)(f)(g)              100,000         86,032
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(c)                                50,000         59,245
North Fork Bancorp., Inc., Unsec. Sub.
   Floating Rate Notes, 7.43%, 08/15/12(c)(f)             244,000        244,722
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(c)                              100,000         99,524
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Notes, 5.51% (c)(f)(g)                60,000         56,213
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15% (c)(g)               90,000         92,066
Wachovia Capital Trust V, Jr. Gtd.
   Sub. Trust Pfd. Capital Securities
   7.97%, 06/01/27 (Acquired 08/08/07;
   Cost $187,281)(c)(e)(h)                                180,000        187,920
                                                                    ------------
                                                                       2,714,228
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
DIVERSIFIED CHEMICALS-0.36%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06-05/24/07; Cost
   $190,964)(c)(e)(f)                                  $  190,000   $    190,927
Dow Chemical Co. (The), Sr. Unsec.
   Global Notes, 5.75%, 12/15/08(c)                       100,000        100,474
                                                                    ------------
                                                                         291,401
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.07%
Erac USA Finance Co., Bond, 5.30%,
   11/15/08 (Acquired 05/24/07; Cost
   $54,822)(c)(e)                                          55,000         55,129
                                                                    ------------
DIVERSIFIED METALS & MINING-0.07%
Reynolds Metals Co., Medium Term
   Notes, 7.00%, 05/15/09(c)                               58,000         59,311
                                                                    ------------
DRUG RETAIL-0.04%
CVS Caremark Corp., Sr. Unsec. Global
   Notes, 3.88%, 11/01/07(c)                               30,000         29,966
                                                                    ------------
ELECTRIC UTILITIES-0.45%
Entergy Gulf States Inc., Sec. First
   Mortgage Bonds, 3.60%, 06/01/08(c)                      80,000         78,833
Niagara Mohawk Power Corp.-Series G,
   Sr. Unsec. Notes, 7.75%, 10/01/08(c)                   160,000        163,824
Ohio Edison Co., Sr. Unsec. Global
   Notes, 4.00%, 05/01/08(c)                               90,000         89,182
TE Products Pipeline Co., Sr. Unsec.
   Notes, 6.45%, 01/15/08(c)                               30,000         30,074
                                                                    ------------
                                                                         361,913
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.14%
Thomas & Betts Corp., Medium Term Notes,
   6.63%, 05/07/08(c)                                     110,000        110,041
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES-0.44%
Waste Management Inc.,
   Sr. Unsec. Unsub. Notes,
   6.50%, 11/15/08(c)                                      70,000         70,836
   Unsec. Deb.,
   8.75%, 05/01/18(c)                                     280,000        286,375
                                                                    ------------
                                                                         357,211
                                                                    ------------
GAS UTILITIES-0.05%
CenterPoint Energy Resources Corp.,
   Unsec. Deb., 6.50%, 02/01/08(c)                         40,000         40,042
                                                                    ------------
HEALTH CARE DISTRIBUTORS-0.19%
Cardinal Health Inc., Unsec. Notes,
   6.25%, 07/15/08(c)                                     150,000        151,098
                                                                    ------------
HOMEBUILDING-0.19%
D.R. Horton Inc., Sr. Unsec. Gtd
   Notes, 5.00%, 01/15/09(c)                              165,000        158,326
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
HOTELS, RESORTS & CRUISE LINES-0.03%
Carnival Corp., Sr. Unsec. Gtd. Global
   Notes, 3.75%, 11/15/07(c)                           $   21,000   $     20,954
                                                                    ------------
HOUSEWARES & SPECIALTIES-0.05%
Newell Rubbermaid Inc.-Series A,
   Unsec. Unsub. Putable Medium Term
   Notes, 6.35%, 07/15/28(c)(f)                            40,000         40,174
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.23%
TXU Energy Co. LLC, Sr. Unsec.
   Floating Rate Notes, 6.19%,
   09/16/08 (Acquired 03/13/07; Cost
   $190,000)(c)(e)(f)                                     190,000        190,247
                                                                    ------------
INDUSTRIAL MACHINERY-0.09%
IDEX Corp., Sr. Unsec. Notes, 6.88%,
   02/15/08(c)                                             70,000         70,372
                                                                    ------------
INDUSTRIAL REIT'S-0.02%
ProLogis, Sr. Unsec. Notes, 7.10%,
   04/15/08(c)                                             20,000         20,177
                                                                    ------------
INSURANCE BROKERS-0.41%
Marsh & McLennan Cos., Inc., Unsec.
   Global Bonds, 3.63%, 02/15/08(c)                       335,000        332,692
                                                                    ------------
INTEGRATED OIL & GAS-0.49%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(c)                                             65,000         67,246
                                                                    ------------
Husky Oil Ltd. (Canada), Unsec. Sub.
   Yankee Bonds, 8.90%, 08/15/28(c)(f)                    325,000        331,731
                                                                    ------------
                                                                         398,977
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-0.87%
Southwestern Bell Telephone L.P.,
   Unsec. Unsub. Deb., 7.20%,
   10/15/26(c)                                            110,000        113,625
Telecom Italia Capital S.A. (Italy),
   Unsec. Gtd. Unsub. Global Notes,
   4.00%, 11/15/08(c)                                     310,000        305,570
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(c)                        160,000        152,533
Windstream Georgia Communications
   Corp., Unsec. Deb., 6.50%,
   11/15/13(c)                                            136,000        132,290
                                                                    ------------
                                                                         704,018
                                                                    ------------
INTERNET RETAIL-0.08%
Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13(c)                        60,000         62,091
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
INVESTMENT BANKING & BROKERAGE-0.73%
Bear Stearns Cos., Inc., (The),
   Floating Rate Notes, 5.76%,
   07/19/10(c)(f)                                      $  180,000   $    175,279
Jefferies Group, Inc.,
   Sr. Unsec. Deb.,
   5.88%, 06/08/14(c)                                     230,000        224,659
   Sr. Unsec. Notes,
   6.45%, 06/08/27(c)                                      50,000         46,917
Lehman Brothers Holdings-Series I, Sr.                     40,000         39,644
   Floating Rate Medium Term Notes,
   5.18%, 11/24/08(c)(f)
SB Treasury Co. LLC, Jr. Sub. Bonds,
   9.40% (Acquired 06/29/07; Cost
   $103,570)(c)(e)(f)(g)                                  100,000        102,301
                                                                    ------------
                                                                         588,800
                                                                    ------------
LEISURE FACILITIES-0.08%
International Speedway Corp., Unsec.
   Global Notes, 4.20%, 04/15/09(c)                        65,000         63,998
                                                                    ------------
LEISURE PRODUCTS-0.05%
Hasbro Inc., Sr. Unsec. Notes, 6.15%,
   07/15/08(c)                                             40,000         40,065
                                                                    ------------
LIFE & HEALTH INSURANCE-0.39%
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-02/17/06; Cost
   $329,829)(c)(d)(e)                                     280,000        318,965
                                                                    ------------
MORTGAGE REIT'S-0.15%
iStar Financial Inc.,
   Sr. Unsec. Notes,
   7.00%, 03/15/08(c)                                      40,000         40,083
   8.75%, 08/15/08(c)                                      81,000         82,925
                                                                    ------------
                                                                         123,008
                                                                    ------------
MULTI-UTILITIES-1.01%
Consumers Energy Co.-Series A, Sr.
   Sec. Global Notes, 6.38%,
   02/01/08(c)                                            130,000        130,234
Dominion Capital Trust I, Jr. Unsec.
   Gtd. Trust Pfd. Capital Securities,
   7.83%, 12/01/27(c)                                     140,000        145,950
Dominion Resources, Inc.,
   Notes,
   4.13%, 02/15/08(c)                                      40,000         39,803
   -Series D,
   Sr. Floating Rate Notes,
   5.66%, 09/28/07(c)(f)                                   85,000         85,000
Midamerican Energy Holdings Co., Sr.                       80,000         81,565
   Unsec. Notes, 7.52%, 09/15/08(c)
New York State Electric & Gas Corp.,
   Notes, 4.38%, 11/15/07(c)                              150,000        149,778
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MULTI-UTILITIES-(CONTINUED)
PSEG Funding Trust I, Notes, 5.38%,
   11/16/07(c)                                         $  190,000   $    189,968
                                                                    ------------
                                                                         822,298
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION-0.72%
Anadarko Petroleum Corp., Sr. Unsec.
   Notes, 3.25%, 05/01/08(c)                              500,000        493,935
Pemex Project Funding Master Trust
   (Mexico), Unsec. Gtd. Unsub. Global
   Notes, 8.63%, 02/01/22(c)                               70,000         86,447
                                                                    ------------
                                                                         580,382
                                                                    ------------
OIL & GAS REFINING & MARKETING-0.21%
Premcor Refining Group Inc., (The),
   Sr. Unsec. Global Notes, 9.50%,
   02/01/13(c)                                            160,000        169,454
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-3.71%
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 12/15/26(c)                          80,000         83,377
BankAmerica Capital III, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   5.93%, 01/15/27(c)(f)                                  137,000        125,688
Capmark Financial Group Inc., Sr.
   Unsec. Gtd. Floating Rate Notes,
   6.03%, 05/10/10 (Acquired 05/03/07;
   Cost $210,000)(c)(e)(f)                                210,000        196,180
Countrywide Home Loans, Inc.-Series L,
   Medium Term Global Notes, 3.25%,
   05/21/08(c)                                            140,000        134,627
Lazard Group, Sr. Unsec. Global Notes,
   6.85%, 06/15/17(c)                                      70,000         68,992
Mantis Reef Ltd. (Cayman Islands),
   Notes, 4.69%, 11/14/08 (Acquired
   08/11/06-06/21/07; Cost
   $348,704)(c)(e)                                        355,000        353,825
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87%  (Acquired
   06/16/04-07/28/05; Cost
   $356,092)(c)(e)(f)(g)                                  315,000        323,763
NB Capital Trust II, Gtd. Sub. Trust
   Pfd. Capital Securities, 7.83%,
   12/15/26(c)                                             50,000         52,156
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(c)                                     460,000        479,412
Old Mutual Capital Funding L.P.
   (United Kingdom), Gtd. Euro Bonds,
   8.00% (c)(g)                                           130,000        132,262
Pemex Finance Ltd. (Mexico)-Series
   1999-2, Class A1, Global Bonds,
   9.69%, 08/15/09(c)                                     224,000        234,232

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Regional Diversified Funding (Cayman
   Islands), Sr. Notes, 9.25%,
   03/15/30 (Acquired 09/22/04; Cost
   $169,578)(c)(e)                                     $  143,333   $    158,147
Residential Capital LLC, Sr. Unsec
   Gtd. Floating Rate Notes, 6.22%,
   06/09/08(c)(f)                                         405,000        371,739
Textron Financial Corp.-Series E,
   Floating Rate Medium Term Notes,
   6.37%, 12/01/07(c)(f)                                  100,000        100,135
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   6.32% (Acquired 12/07/04; Cost
   $90,000(c)(e)(f)(g)(h)                                  90,000         72,956
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   6.30% (Acquired 11/10/06; Cost
   $100,118)(c)(e)(f)(g)(h)                               100,000         75,062
UFJ Finance Aruba AEC (Japan), Gtd.
   Sub. Second Tier Euro Bonds, 8.75% (c)(g)               40,000         41,366
                                                                    ------------
                                                                       3,003,919
                                                                    ------------
PACKAGED FOODS & MEATS-0.84%
General Mills Inc., Notes, 6.73%,
   02/05/08(c)                                            160,000        160,751
Heinz (H.J.) Co., Notes, 6.43%,
   12/01/08 (Acquired 05/30/07; Cost
   $465,295) (c)(e)                                       460,000        469,163
Sara Lee Corp.-Series C, Medium Term
   Notes, 6.00%, 01/15/08(c)                               55,000         55,062
                                                                    ------------
                                                                         684,976
                                                                    ------------
PAPER PACKAGING-0.20%
Sealed Air Corp., Sr. Unsec. Notes,
   5.38%, 04/15/08 (Acquired
   05/18/07-05/21/07; Cost $159,675 (c)(e)                160,000        160,152
                                                                    ------------
PAPER PRODUCTS-0.13%
Union Camp Corp., Notes, 6.50%,
   11/15/07(c)                                            105,000        105,067
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-2.16%
Allstate Corp. (The), Jr. Sub. Global
   Deb., 6.13%, 05/15/37(c)(f)                             30,000         29,527
Chubb Corp., Sr. Unsec. Notes, 5.47%,
   08/16/08(c)                                             55,000         55,266
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.45%, 01/15/08(c)                                     185,000        184,996
   6.60%, 12/15/08(c)                                     470,000        476,801
First American Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.50%, 04/15/12(c)                                     285,000        315,908

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
North Front Pass-Through Trust, Pass
   Through Ctfs., 5.81%, 12/15/24
   (Acquired 12/08/04; Cost $100,000)(c)(e)(f)         $  100,000   $     95,529
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05; Cost
   $213,696)(c)(e)                                        200,000        198,704
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06; Cost
   $360,000)(c)(e)(f)(g)                                  360,000        372,524
QBE Capital  Funding II L.P.
   (Australia), Gtd. Sub. Bonds,
   6.80%  (Acquired 04/25/07; Cost
   $20,000)(e)(f)(g)                                       20,000         19,617
                                                                    ------------
                                                                       1,748,872
                                                                    ------------
REGIONAL BANKS-1.09%
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 7.17%, 03/01/34(c)(f)                           200,000        193,636
Greater Bay Bancorp-Series B, Sr.
   Notes, 5.25%, 03/31/08(c)                               50,000         49,885
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   6.11%, 06/01/28(c)(f)                                  100,000         88,608
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17(c)                              110,000        105,868
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(c)(f)                                          60,000         58,326
Western Financial Bank, Unsec. Sub.
   Deb., 9.63%, 05/15/12(c)                               360,000        383,566
                                                                    ------------
                                                                         879,889
                                                                    ------------
REINSURANCE-0.19%
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-11/03/05; Cost
   $196,920) (c) (e)(h)                                   200,000        151,060
                                                                    ------------
RESIDENTIAL REIT'S-0.04%
AvalonBay Communities Inc., Sr. Unsec.
   Medium Term Notes, 8.25%,
   07/15/08(c)                                             30,000         30,581
                                                                    ------------
RESTAURANTS-0.12%
Yum! Brands Inc., Sr. Unsec. Notes,
   7.65%, 05/15/08(c)                                     100,000        101,182
                                                                    ------------
RETAIL REIT'S-0.23%
Developers Diversified Realty Corp.,
   Sr. Medium Term Notes, 6.63%, 01/15/08(c)               60,000         60,168
                                                                    ------------
National Retail Properties Inc., Sr.
   Unsec. Notes, 7.13%, 03/15/08(c)                       125,000        125,419
                                                                    ------------
                                                                         185,587
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SPECIALIZED FINANCE-0.25%
CIT Group Inc.,
   Sr. Notes,
   4.75%, 08/15/08(c)                                  $  130,000   $    128,394
   Sr. Unsec. Global Notes,
   4.00%, 05/08/08(c)                                      80,000         78,365
                                                                    ------------
                                                                         206,759
                                                                    ------------
SPECIALIZED REIT'S-0.42%
Health Care Property Investors Inc.,
   Sr. Sec. Floating Rate Medium Term Notes,
   6.14%, 09/15/08(c)(f)                                  140,000        139,465
   Sr. Sec. Medium Term Notes,
   6.30%, 09/15/16(c)                                     110,000        107,781
Health Care REIT Inc., Sr. Notes,
   5.88%, 05/15/15(c)                                     100,000         95,133
                                                                    ------------
                                                                         342,379
                                                                    ------------
SPECIALTY CHEMICALS-0.07%
Valspar Corp., Sr. Unsec. Unsub. Notes,
   5.63%, 05/01/12(c)                                      25,000         25,081
   6.05%, 05/01/17(c)                                      30,000         30,387
                                                                    ------------
                                                                          55,468
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-0.20%
Countrywide Financial Corp., Gtd.
   Global Medium Term Notes, 5.80%, 06/07/12(c)           100,000         94,100
Countrywide Home Loans Inc.-Series K,
   Global Medium Term Notes, 4.25%, 12/19/07(c)            70,000         69,307
                                                                    ------------
                                                                         163,407
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS-0.07%
Western Power Distribution Holdings
   Ltd. (United Kingdom), Unsec.
   Unsub. Notes, 7.38%, 12/15/28
   (Acquired 01/25/05; Cost $56,019)(c)(e)                 50,000         54,954
                                                                    ------------
TRUCKING-0.71%
Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(c)                              230,000        235,203
Stagecoach Transport Holdings PLC
   (United Kingdom), Unsec. Unsub.
   Yankee Notes, 8.63%, 11/15/09(c)                       130,000        138,091
YRC Worldwide Inc., Sr. Unsec. Gtd.
   Floating Rate Global Notes, 6.93%,
   05/15/08(c)(f)                                         200,000        199,724
                                                                    ------------
                                                                         573,018
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-1.00%
Alamosa Delaware Inc., Sr. Gtd. Global
   Notes, 8.50%, 01/31/12(c)                              210,000        220,074
Nextel Communications, Inc.-Series D,
   Sr. Gtd. Notes, 7.38%, 08/01/15(c)                     250,000        254,832

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)          $  140,000   $    163,562
US Unwired Inc.-Series B, Sr. Sec.
   Gtd. Global Notes, 10.00%, 06/15/12(c)                 125,000        134,203
Vodafone Group PLC (United Kingdom),
   Unsec. Global Notes, 5.63%, 02/27/17(c)                 40,000         38,987
                                                                    ------------
                                                                         811,658
                                                                    ------------
   Total Bonds & Notes
      (Cost $22,563,921)                                              22,248,107
                                                                    ------------
U.S. MORTGAGE-BACKED SECURITIES-17.78%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-5.36%
   Pass Through Ctfs.,
   7.00%, 06/01/15 to 06/01/32(c)                         114,703        119,310
   6.00%, 04/01/16 to 11/01/33(c)                         452,347        455,582
   5.50%, 10/01/18 to 02/01/37(c)                         218,531        218,359
   7.50%, 11/01/30 to 05/01/31(c)                          20,580         21,534
   6.50%, 05/01/32 to 08/01/32(c)                          28,640         29,326
   Pass Through Ctfs., TBA,
   5.00%, 11/01/37(c)(j)                                  988,000        942,151
   5.50%, 11/01/37(c)(j)                                  542,000        530,567
   6.00%, 11/01/37(c)(j)                                  635,000        635,298
   6.50%, 11/01/37(c)(j)                                1,364,000      1,387,231
                                                                    ------------
                                                                       4,339,358
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-11.00%
   Pass Through Ctfs.,
   6.50%, 04/01/14 to 09/01/34(c)                         467,347        479,515
   7.50%, 11/01/15 to 03/01/31(c)                         101,445        107,268
   7.00%, 02/01/16 to 09/01/32(c)                          65,306         67,900
   6.00%, 05/01/17(c)                                   91,061(i)         92,463
   5.00%, 04/01/18(c)                                     217,082        213,421
   4.50%, 11/01/18(c)                                      92,822         89,641
   5.50%, 03/01/21(c)                                       1,685          1,682
   8.00%, 08/01/21 to 12/01/23(c)                          21,957         23,156
   Pass Through Ctfs., TBA,
   5.50%, 10/01/22 to 11/01/37(c) (j)                   2,556,000      2,521,842
   6.00%, 10/01/22 to 11/01/37(c) (j)                   3,127,000      3,154,699
   7.00%, 10/01/37(c) (j)                                 976,000      1,007,415
   6.50%, 10/01/37(c) (j)                               1,130,000      1,149,599
                                                                    ------------
                                                                       8,908,601
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-1.42%
   Pass Through Ctfs.,
   7.50%, 06/15/23 to 10/15/31(c)                      $   34,289   $     35,985
   8.50%, 11/15/24(c)                                      72,952         78,992
   8.00%, 08/15/25(c)                                      10,970         11,660
   6.50%, 03/15/29 to 01/15/37(c)                         401,847        411,092
   6.00%, 09/15/31 to 05/15/33(c)                         276,671        279,262
   5.50%, 12/15/33 to 02/15/34(c)                         198,282        195,797
   7.00%, 06/15/37(c)                                     137,101        142,194
                                                                    ------------
                                                                       1,154,982
                                                                    ------------
   Total U.S. Mortgage-Backed Securities
      (Cost $14,446,515)                                              14,402,941
                                                                    ------------
ASSET-BACKED SECURITIES-1.68%
COLLATERALIZED MORTGAGE OBLIGATIONS-0.63%
Federal Home Loan Bank  (FHLB)-Series
   TQ-2015, Class A, Pass Through
   Ctfs., 5.07%, 10/20/15(c)                              109,514        109,024
Option One Mortgage Securities
   Corp.-Series 2007-4A, Floating Rate
   Notes, 5.23%, 04/25/12 (Acquired
   05/11/07; Cost $82,137)(c)(e)(f)                        82,137         82,146
Structured Asset Securities
   Corp.-Series 2007-OSI, Class A2,
   Floating Rate Pass Through Ctfs.,
   5.22%, 06/25/37(c)(f)                                  144,605        143,486
U.S. Bank N.A., Sr. Medium Term Notes,
   5.92%, 05/25/12(c)                                     174,473        177,334
                                                                    ------------
                                                                         511,990
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.05%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19
   (Acquired 06/01/00-01/26/06; Cost
   $364,942) (c)(e)                                       325,000        375,490
LILACS Repackaging 2005-I-Series A,
   Sr. Sec. Notes, 5.14%, 01/15/64
   (Acquired 07/14/05; Cost
   $484,024)(e)(h)                                        484,024        475,878
                                                                    ------------
                                                                         851,368
                                                                    ------------
   Total Asset-Backed Securities
      (Cost $1,354,691)                                                1,363,358
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
U.S. GOVERNMENT AGENCY SECURITIES-0.98%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.70%
Unsec. Floating Rate Global Notes, 3.50%,
   02/17/09(c)(f)                                      $  200,000   $    195,124
Unsec. Notes,  6.25%, 03/29/22(c)                         370,000        367,577
                                                                    ------------
                                                                         562,701
                                                                    ------------
STUDENT LOAN MARKETING ASSOCIATION-0.28%
Medium Term Notes, 5.05%, 11/14/14(c)                      70,000         60,338
Unsec. Unsub. Floating Rate Medium Term
   Notes,  4.52%, 12/15/08(c)(f)                           90,000         88,387
Series A, Medium Term Notes,  3.63%,
   03/17/08(c)                                             80,000         79,268
                                                                    ------------
                                                                         227,993
                                                                    ------------
   Total U.S. Government Agency Securities
      (Cost $800,167)                                                    790,694
                                                                    ------------
COMMERCIAL PAPER-0.43%
WIRELESS TELECOMMUNICATION SERVICES-0.43%
Sprint Nextel Corp. Commercial Paper,
   6.15%, 10/05/07 (Cost $349,641) (k)                    350,000        349,641
                                                                    ------------
MUNICIPAL OBLIGATIONS-0.32%
Detroit (City of), Michigan; Series 2005 A-1,
   Taxable Capital Improvement Limited Tax
   GO, (INS-Ambac Assurance Corp.)
   4.96%, 04/01/20 (c)(d)                                  65,000         61,144
Indianapolis (City of), Indiana Local
   Improvement Public Bond Bank;
   Series 2005 A,
   Taxable RB,
   5.22%, 07/15/20(c)                                      50,000         48,189
   5.28%, 01/15/22(c)                                      25,000         24,052
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB, (INS-MBIA
   Insurance Corp.)
   6.10%, 05/01/24 (c)(d)                                 125,000        127,708
                                                                    ------------
   Total Municipal Obligations
      (Cost $267,864)                                                    261,093
                                                                    ------------

                                                         SHARES        VALUE
                                                       ----------   ------------
PREFERRED STOCKS-0.98%
LIFE & HEALTH INSURANCE-0.11%
Aegon N.V., (Netherlands) 6.38% Pfd.                        4,100   $     91,225
                                                                    ------------
OFFICE SERVICES & SUPPLIES-0.72%
Pitney Bowes International Holdings Inc.
   -Series D1 4.85% Pfd.(c)                                     6        585,450
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-0.15%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                               5,000        117,950
                                                                    ------------
   Total Preferred Stocks
     (Cost $809,080)                                                     794,625
                                                                    ------------
MONEY MARKET FUNDS-1.68%
Liquid Assets Portfolio -Institutional
   Class(l)                                               679,834        679,834
Premier Portfolio -Institutional Class(l)                 679,834        679,834
                                                                    ------------
   Total Money Market Funds
      (Cost $1,359,668)                                                1,359,668
                                                                    ------------
TOTAL INVESTMENTS-113.81%
   (Cost $81,720,912)                                                 92,199,326
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(13.81)%                               (11,185,515)
                                                                    ------------
NET ASSETS-100.00%                                                  $ 81,013,811
                                                                    ------------

Investment Abbreviations:

ADR    -- American Depositary Receipt
Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Based Certificates
Pfd.   -- Preferred
RB     -- Revenue Bonds
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Assigned
Unsec. -- Unsecured
Unsub. -- Unsubordinated

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2007 was $39,175,765, which represented 48.36% of the Fund's Net Assets. See Note 1A.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $5,998,149, which represented 7.40% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(g)  Perpetual bond with no specified maturity date.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2007 was $962,877, which represented 1.19% of the Fund's Net Assets.

(i) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(j) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(k) Commercial paper issued at a discount. The interest rate shown represents the yield to maturity at the time of purchase by the fund.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. BASIC BALANCED FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign

AIM V.I. BASIC BALANCED FUND
     securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM V.I. BASIC BALANCED FUND

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM V.I. BASIC BALANCED FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount,

AIM V.I. BASIC BALANCED FUND
     recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                               VALUE      PURCHASES      PROCEEDS       VALUE      DIVIDEND
FUND                         12/31/06      AT COST      FROM SALES     09/30/07     INCOME
----                        ----------   -----------   ------------   ----------   --------
Liquid Assets Portfolio -
Institutional Class         $1,436,490   $16,745,462   $(17,502,118)  $  679,834    $43,487
Premier Portfolio
-Institutional Class         1,436,490    16,745,462    (17,502,118)     679,834     43,300
                            ----------   -----------   ------------   ----------    -------
   TOTAL INVESTMENTS IN
      AFFILIATES            $2,872,980   $33,490,924   $(35,004,236)  $1,359,668    $86,787
                            ==========   ===========   ============   ==========    =======

NOTE 3 -- FUTURES CONTRACTS

On September 30, 2007, $400,000 principal amount of U.S. Mortgage-backed securities were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                         UNREALIZED
                              NUMBER OF       MONTH/         VALUE      APPRECIATION
          CONTRACT            CONTRACTS     COMMITMENT     09/30/07    (DEPRECIATION)
          --------            ---------   -------------   ----------   --------------
U.S. Treasury Long Bonds          14      Dec.-07/Long    $1,558,812      $13,219
U.S. Treasury 5 Year Notes         6      Dec.-07/Long       642,188       (3,326)
U.S. Treasury 2 Year Notes         3      Dec.-07/Long       621,141        1,446
                                                          ----------      -------
                                                          $2,822,141      $11,339
                                                          ----------      -------
U.S. Treasury 10 Year Notes        6      Dec.-07/Short   $ (655,688)     $(4,139)
                                                          ----------      -------
Total Futures Contracts                                   $2,166,453      $ 7,200
                                                          ==========      =======

AIM V.I. BASIC BALANCED FUND

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                    NOTIONAL     UNREALIZED
                           REFERENCE       BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
    COUNTERPARTY             ENTITY       PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
    ------------        ---------------   ----------   -------------   ----------   --------   --------------
Lehman Brothers, Inc      Residential
                          Capital, LLC       Sell          5.00%        03/20/08     $  100       $  3,047
Lehman Brothers, Inc      Residential        Sell          5.00%        03/20/08        200          6,095
                          Capital, LLC
Lehman Brothers, Inc     CIT Group Inc.      Sell          2.50%        09/20/08         70            193
Lehman Brothers, Inc     CIT Group Inc.      Sell          2.40%        09/20/08        155            280
Lehman Brothers, Inc    Lehman Brothers
                         Holdings Inc.       Sell          0.90%        09/20/08        295            743
Lehman Brothers, Inc       MBIA Inc.         Sell          1.90%        09/20/08        600          4,866
Lehman Brothers, Inc.     Residential
                          Capital, LLC       Sell          6.80%        09/20/08        200        (12,836)
Lehman Brothers, Inc      Residential        Sell          2.75%        09/20/08        100         (9,810)
                          Capital, LLC
Lehman Brothers, Inc       CDX.NA.IG         Sell          0.75%        06/20/12      1,500         11,158
Lehman Brothers, Inc       CDX.NA.IG         Sell          0.75%        06/20/12        750         (7,726)
                                                                                                  --------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                           $ (3,990)
                                                                                                  ========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $30,979,608 and $40,837,542 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $11,813,626
Aggregate unrealized (depreciation) of investment securities    (1,417,862)
                                                               -----------
Net unrealized appreciation of investment securities           $10,395,764
                                                               ===========
Cost of investments for tax purposes is $81,803,562.

                           AIM V.I. BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIBVA-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Basic Value Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                         SHARES        VALUE
                                                       ---------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.44%
ADVERTISING-5.53%
Interpublic Group of Cos., Inc. (The) (b)(c)           2,085,306   $ 21,645,476
                                                       ---------   ------------
Omnicom Group Inc.                                       440,732     21,194,802
                                                       ---------   ------------
                                                                     42,840,278
                                                                   ------------
APPAREL RETAIL-2.19%
Gap, Inc. (The)                                          921,198     16,986,891
                                                       ---------   ------------
ASSET MANAGEMENT & CUSTODY BANKS-2.09%
Bank of New York Mellon Corp.                            366,500     16,177,310
                                                       ---------   ------------
AUTO PARTS & EQUIPMENT-0.60%
WABCO Holdings Inc.                                       99,431      4,648,399
                                                       ---------   ------------
BREWERS-2.84%
Molson Coors Brewing Co. -Class B                        220,800     22,007,136
                                                       ---------   ------------
BUILDING PRODUCTS-1.39%
American Standard Cos., Inc.                             302,793     10,785,487
                                                       ---------   ------------
COMPUTER HARDWARE-3.97%
Dell Inc. (c)                                          1,114,520     30,760,752
                                                       ---------   ------------
CONSTRUCTION MATERIALS-2.77%
Cemex S.A.B. de C.V. -ADR (Mexico)(c)                    718,068     21,484,595
                                                       ---------   ------------
DATA PROCESSING & OUTSOURCED SERVICES-2.98%
Western Union Co.                                      1,101,091     23,089,878
                                                       ---------   ------------
EDUCATION SERVICES-2.94%
Apollo Group, Inc. -Class A (c)                          379,255     22,812,188
                                                       ---------   ------------
ELECTRONIC MANUFACTURING SERVICES-1.10%
Tyco Electronics Ltd.                                    240,633      8,525,627
                                                       ---------   ------------
ENVIRONMENTAL & FACILITIES SERVICES-1.03%
Waste Management, Inc.                                   212,342      8,013,787
                                                       ---------   ------------
GENERAL MERCHANDISE STORES-3.03%
Target Corp.                                             369,107     23,464,132
                                                       ---------   ------------
HEALTH CARE DISTRIBUTORS-3.27%
Cardinal Health, Inc.                                    405,638     25,364,544
                                                       ---------   ------------
HOME IMPROVEMENT RETAIL-1.69%
Home Depot, Inc. (The)                                   402,744     13,065,015
                                                       ---------   ------------

                                                         SHARES        VALUE
                                                       ---------   ------------
INDUSTRIAL CONGLOMERATES-4.64%
General Electric Co.                                     530,947   $ 21,981,206
                                                       ---------   ------------
Tyco International Ltd.                                  315,223     13,976,988
                                                       ---------   ------------
                                                                     35,958,194
                                                                   ------------
INDUSTRIAL MACHINERY-2.47%
Illinois Tool Works Inc. (b)                             321,007     19,144,857
                                                       ---------   ------------
INSURANCE BROKERS-1.20%
Marsh & McLennan Cos., Inc.                              363,936      9,280,368
                                                       ---------   ------------
INVESTMENT BANKING & BROKERAGE-2.83%
Merrill Lynch & Co., Inc.                                136,364      9,720,026
                                                       ---------   ------------
Morgan Stanley                                           193,883     12,214,629
                                                       ---------   ------------
                                                                     21,934,655
                                                                   ------------

LIFE SCIENCES TOOLS & SERVICES-2.83%
Waters Corp. (c)                                         328,364     21,974,119
                                                       ---------   ------------
MANAGED HEALTH CARE-4.67%
UnitedHealth Group Inc.                                  747,699     36,211,063
                                                       ---------   ------------
MOVIES & ENTERTAINMENT-2.30%
Walt Disney Co. (The)                                    519,214     17,855,769
                                                       ---------   ------------
MULTI-LINE INSURANCE-1.00%
American International Group, Inc.                       114,118      7,720,083
                                                       ---------   ------------
OIL & GAS DRILLING-3.63%
Transocean Inc. (c)                                      249,117     28,162,677
                                                       ---------   ------------
OIL & GAS EQUIPMENT & SERVICES-6.34%
Halliburton Co.                                          643,875     24,724,800
                                                       ---------   ------------
Weatherford International Ltd. (c)                       363,662     24,430,813
                                                       ---------   ------------
                                                                     49,155,613
                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-6.03%
Citigroup Inc.                                           600,997     28,048,530
                                                       ---------   ------------
JPMorgan Chase & Co.                                     408,085     18,698,455
                                                       ---------   ------------
                                                                     46,746,985
                                                                   ------------
PACKAGED FOODS & MEATS-1.59%
Unilever N.V.  (Netherlands)                             398,005     12,288,430
                                                       ---------   ------------
PHARMACEUTICALS-6.25%
Pfizer Inc.                                              565,133     13,806,199
                                                       ---------   ------------
Sanofi-Aventis  (France)(b)                              209,827     17,768,532
                                                       ---------   ------------
Wyeth                                                    377,985     16,839,232
                                                       ---------   ------------
                                                                     48,413,963
                                                                   ------------

AIM V.I. Basic Value Fund

                                                         SHARES        VALUE
                                                       ---------   ------------
PROPERTY & CASUALTY INSURANCE-1.52%
ACE Ltd.                                                 194,915   $ 11,806,001
                                                       ---------   ------------
SEMICONDUCTOR EQUIPMENT-2.81%
KLA-Tencor Corp.                                         390,392     21,776,066
                                                       ---------   ------------
SPECIALIZED CONSUMER SERVICES-0.57%
H&R Block, Inc.                                          208,806      4,422,511
                                                       ---------   ------------
SYSTEMS SOFTWARE-5.40%
CA Inc. (b)                                              955,054     24,563,989
                                                       ---------   ------------
Microsoft Corp.                                          586,715     17,284,624
                                                       ---------   ------------
                                                                     41,848,613
                                                                   ------------
THRIFTS & MORTGAGE FINANCE-3.32%
Fannie Mae                                               422,681     25,703,232
                                                       ---------   ------------
WIRELESS TELECOMMUNICATION SERVICES-1.62%
Sprint Nextel Corp.                                      662,327     12,584,213
                                                       ---------   ------------
   Total Common Stocks & Other Equity Interests
      (Cost $563,351,819)                                           763,013,431
                                                                   ------------
MONEY MARKET FUNDS-1.56%
Liquid Assets Portfolio -Institutional Class(d)        6,049,975      6,049,975
                                                       ---------   ------------
Premier Portfolio -Institutional Class(d)              6,049,975      6,049,975
                                                       ---------   ------------
   Total Money Market Funds (Cost $12,099,950)                       12,099,950
                                                                   ------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-100.00% (Cost $575,451,769)                                775,113,381
                                                                   ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-0.77%
Liquid Assets Portfolio -Institutional Class
   (Cost $5,975,365)(d)(e)                             5,975,365      5,975,365
                                                       ---------   ------------
TOTAL INVESTMENTS-100.77%
   (Cost $581,427,134)                                              781,088,746
                                                                   ------------
OTHER ASSETS LESS LIABILITIES-(0.77)%                                (5,976,912)
                                                                   ------------
NET ASSETS-100.00%                                                 $775,111,834
                                                                   ============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Basic Value Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. Basic Value Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                       VALUE     PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                                 12/31/06        COST            SALES        09/30/07     INCOME
--------------------------------   -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class             $ 6,586,888   $ 75,197,573   $ (75,734,486)  $ 6,049,975   $347,936
                                   -----------   ------------   -------------   -----------   --------
Premier Portfolio -
   Institutional Class               6,586,888     75,197,573     (75,734,486)    6,049,975    346,482
                                   -----------   ------------   -------------   -----------   --------
   SUBTOTAL                        $13,173,776   $150,395,146   $(151,468,972)  $12,099,950   $694,418
                                   ===========   ============   =============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                       VALUE     PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                                 12/31/06        COST            SALES        09/30/07     INCOME*
--------------------------------   -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class             $        --   $204,291,568   $(198,316,203)  $ 5,975,365   $    459
                                   -----------   ------------   -------------   -----------   --------
   TOTAL INVESTMENTS IN
      AFFILIATES                   $13,173,776   $354,686,714   $(349,785,175)  $18,075,315   $694,877
                                   ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

AIM V.I. Basic Value Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $5,763,627 were on loan to brokers. The loans were secured by cash collateral of $5,975,365 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $459 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $134,725,595 and $224,227,262, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $208,067,641
                                                               ------------
Aggregate unrealized (depreciation) of investment securities    (10,677,563)
                                                               ------------
Net unrealized appreciation of investment securities           $197,390,078
                                                               ============

Cost of investments for tax purposes is $583,698,668.

                       AIM V.I. CAPITAL APPRECIATION FUND
          Quaterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VICAP-QTR-1 9/07   AIM Advisors, Inc.

AIM V.I. Capital Appreciation Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS-88.25%

AEROSPACE & DEFENSE-9.23%
Boeing Co. (The)                                        169,606   $   17,806,934
General Dynamics Corp.                                  282,292       23,845,205
Precision Castparts Corp.                               257,085       38,043,438
Spirit AeroSystems Holdings Inc. -Class A (b)           753,068       29,324,468
United Technologies Corp.                               392,460       31,585,181
                                                                  --------------
                                                                     140,605,226
                                                                  --------------
APPAREL RETAIL-1.26%
Aeropostale, Inc. (b)                                   595,480       11,349,849
DSW Inc. -Class A (b)(c)                                314,271        7,910,201
                                                                  --------------
                                                                      19,260,050
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.81%
Carter's, Inc. (b)                                       80,645        1,608,868
Coach, Inc. (b)                                         312,772       14,784,733
Phillips-Van Heusen Corp.                               213,209       11,189,208
                                                                  --------------
                                                                      27,582,809
                                                                  --------------
APPLICATION SOFTWARE-4.92%
Adobe Systems Inc. (b)                                  531,418       23,201,710
Amdocs Ltd. (b)                                         979,948       36,444,266
Autodesk, Inc. (b)                                      306,241       15,302,863
                                                                  --------------
                                                                      74,948,839
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.36%
Ameriprise Financial, Inc.                              329,620       20,802,318
                                                                  --------------
BIOTECHNOLOGY-2.02%
Biogen Idec Inc. (b)                                     44,509        2,952,282
Celgene Corp. (b)                                        74,830        5,336,127
Gilead Sciences, Inc. (b)                               551,382       22,534,983
                                                                  --------------
                                                                      30,823,392
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.15%
Cisco Systems, Inc. (b)                               1,449,530       47,993,938
                                                                  --------------
COMPUTER HARDWARE-6.92%
Apple Inc. (b)                                          297,024       45,605,065
Dell Inc. (b)                                         1,354,015       37,370,814
Hewlett-Packard Co.                                     450,958       22,453,199
                                                                  --------------
                                                                     105,429,078
                                                                  --------------
CONSTRUCTION & ENGINEERING-2.57%
Chicago Bridge & Iron Co. N.V.-New York Shares          297,997       12,831,751
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
CONSTRUCTION & ENGINEERING-(CONTINUED)
Foster Wheeler Ltd. (b)                                 201,002      $26,387,542
                                                                  --------------
                                                                      39,219,293
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.75%
Terex Corp. (b)                                         127,665       11,364,738
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.26%
VeriFone Holdings, Inc. (b)(c)                          432,753       19,183,940
                                                                  --------------
DEPARTMENT STORES-2.31%
J.C.Penney Co., Inc.                                    322,824       20,457,357
Nordstrom, Inc.                                         314,782       14,760,128
                                                                  --------------
                                                                      35,217,485
                                                                  --------------
DRUG RETAIL-0.61%
Longs Drug Stores Corp.                                 187,497        9,312,976
                                                                  --------------
EDUCATION SERVICES-1.52%
Apollo Group, Inc. -Class A (b)                         384,106       23,103,976
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.28%
Acuity Brands, Inc.                                     207,177       10,458,295
Emerson Electric Co.                                    455,905       24,263,264
                                                                  --------------
                                                                      34,721,559
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.22%
Amphenol Corp. -Class A                                 465,796       18,520,049
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.39%
Trimble Navigation Ltd. (b)                             153,559        6,021,048
                                                                  --------------
GENERAL MERCHANDISE STORES-1.82%
Family Dollar Stores, Inc. (c)                        1,043,445       27,713,899
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.13%
McKesson Corp.                                          291,790       17,154,334
                                                                  --------------
HEALTH CARE EQUIPMENT-1.01%
Zimmer Holdings, Inc. (b)                               190,791       15,452,163
                                                                  --------------
HEALTH CARE FACILITIES-1.13%
VCA Antech, Inc. (b)                                    410,741       17,148,437
                                                                  --------------
HEALTH CARE SERVICES-0.98%
Express Scripts, Inc. (b)                               268,328       14,978,069
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-0.80%
Electronic Arts Inc. (b)                                217,773       12,193,110
                                                                  --------------

AIM V.I. Capital Appreciation Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
HOUSEHOLD PRODUCTS-2.46%
Clorox Co. (The)                                        417,312   $   25,451,859
Colgate-Palmolive Co.                                   168,307       12,003,655
                                                                  --------------
                                                                      37,455,514
                                                                  --------------
INDUSTRIAL CONGLOMERATES-2.09%
McDermott International, Inc. (b)                       589,856       31,899,412
                                                                  --------------
INTEGRATED OIL & GAS-1.13%
Occidental Petroleum Corp.                              269,243       17,253,091
                                                                  --------------
INTERNET RETAIL-2.20%
Amazon.com, Inc. (b)                                    359,304       33,469,168
                                                                  --------------
INTERNET SOFTWARE & SERVICES-3.21%
eBay Inc. (b)                                           805,206       31,419,138
Google Inc. -Class A (b)                                 30,863       17,507,654
                                                                  --------------
                                                                      48,926,792
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-3.68%
Goldman Sachs Group, Inc. (The)                         193,802       42,004,645
Merrill Lynch & Co., Inc.                               198,177       14,126,057
                                                                  --------------
                                                                      56,130,702
                                                                  --------------
IT CONSULTING & OTHER SERVICES-1.60%
Accenture Ltd. -Class A                                 604,427       24,328,187
                                                                  --------------
MANAGED HEALTH CARE-3.59%
Health Net Inc. (b)                                     567,566       30,676,942
UnitedHealth Group Inc.                                 497,166       24,077,750
                                                                  --------------
                                                                      54,754,692
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-3.75%
Cameron International Corp. (b)                         172,943       15,960,909
Grant Prideco, Inc. (b)                                 329,311       17,954,036
National-Oilwell Varco Inc. (b)                         161,194       23,292,533
                                                                  --------------
                                                                      57,207,478
                                                                  --------------
OIL & GAS REFINING & MARKETING-1.28%
Valero Energy Corp.                                     291,259       19,566,780
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.10%
JPMorgan Chase & Co.                                    697,129       31,942,451
                                                                  --------------
PHARMACEUTICALS-4.29%
Abbott Laboratories                                     270,941       14,527,856
Merck & Co. Inc.                                        666,575       34,455,262
Schering-Plough Corp.                                   517,422       16,366,058
                                                                  --------------
                                                                      65,349,176
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.88%
CB Richard Ellis Group, Inc.
   -Class A (b)                                         483,502       13,460,696
                                                                  --------------
RESTAURANTS-0.73%
Darden Restaurants, Inc.                                265,621       11,118,895
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SEMICONDUCTORS-3.06%
Microchip Technology Inc.                               423,950   $   15,397,864
Texas Instruments Inc.                                  853,464       31,228,248
                                                                  --------------
                                                                      46,626,112
                                                                  --------------
SPECIALTY STORES-0.99%
PetSmart, Inc.                                          473,133       15,092,943
                                                                  --------------
SYSTEMS SOFTWARE-0.76%
MICROS Systems, Inc. (b)                                177,552       11,553,309
                                                                  --------------
   Total Domestic Common Stocks
      (Cost $1,017,572,728)                                        1,344,886,124
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-10.44%
CANADA-1.49%
Research In Motion Ltd.
   (Communications Equipment) (b)                       230,000       22,666,500
                                                                  --------------
HONG KONG-1.43%
China Mobile Ltd. (Wireless Telecommunication
   Services)                                          1,330,961       21,794,334
                                                                  --------------
JAPAN-1.18%
Komatsu Ltd. (Construction & Farm Machinery &
   Heavy Trucks) (d)                                    537,988       17,957,955
                                                                  --------------
MEXICO-2.44%
America Movil S.A.B de C.V.-Series L -ADR
   (Wireless Telecommunication Services)                243,131       15,560,384
Grupo Televisa S.A. -ADR (Broadcasting & Cable TV)      897,253       21,686,605
                                                                  --------------
                                                                      37,246,989
                                                                  --------------
SWITZERLAND-2.73%
ABB Ltd. (Heavy Electrical Equipment) (d)               716,014       18,769,020
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (d)                                       105,265       22,765,398
                                                                  --------------
                                                                      41,534,418
                                                                  --------------
UNITED KINGDOM-1.17%
Shire PLC (Pharmaceuticals)
   (Acquired 2/20/2007 Cost $845,486)(d)(e)              38,893          958,013
Shire PLC (Pharmaceuticals) (d)                         688,132       16,950,075
                                                                  --------------
                                                                      17,908,088
                                                                  --------------
Total Foreign Common Stocks & Other Equity
   Interests
   (Cost $101,702,837)                                               159,108,284
                                                                  --------------
MONEY MARKET FUNDS-0.94%
Liquid Assets Portfolio
   -Institutional Class(f)                            7,186,165        7,186,165
Premier Portfolio
   -Institutional Class(f)                            7,186,165        7,186,165
                                                                  --------------
   Total Money Market Funds
      (Cost $14,372,330)                                              14,372,330
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Capital Appreciation Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MONEY MARKET FUNDS -(CONTINUED)

TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-99.63%
   (Cost $1,133,647,895)                                          $1,518,366,738

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-1.80%
Liquid Assets Portfolio-Institutional Class
   -Institutional Class
   (Cost $27,448,300)(f)(g)                          27,448,300   $   27,448,300
                                                                  --------------
TOTAL INVESTMENTS-101.43%
   (Cost $1,161,096,195)                                           1,545,815,038
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.43)%                                (21,828,092)
                                                                  --------------
NET ASSETS-100.00%                                                $1,523,986,946
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $77,400,461, which represented 5.08% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2007 represented 0.06% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Capital Appreciation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. Capital Appreciation Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Capital Appreciation Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07     INCOME
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $10,033,388   $174,537,921   $(177,385,144)  $ 7,186,165   $364,299

Premier Portfolio -
   Institutional Class       10,033,388    174,537,921    (177,385,144)    7,186,165    362,697
                            -----------   ------------   -------------   -----------   --------
   SUBTOTAL                 $20,066,776   $349,075,842   $(354,770,288)  $14,372,330   $726,996
                            ===========   ============   =============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07     INCOME*
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $24,258,490   $271,248,225  $(268,058,415)   $27,448,300   $ 38,157
                            -----------   ------------  -------------    -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $44,325,266   $620,324,067  $(622,828,703)   $41,820,630   $765,153
                            ===========   ============  =============    ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $ 26,953,929 were on loan to brokers. The loans were secured by cash collateral of $ 27,448,300 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $38,157 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Capital Appreciation Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $ 737,665,588 and $ 977,535,892 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $396,171,905
Aggregate unrealized (depreciation) of investment securities    (17,866,815)
                                                               ------------
Net unrealized appreciation of investment securities           $378,305,090
                                                               ============

Cost of investments for tax purposes is $ 1,167,509,948.

                        AIM V.I. CAPITAL DEVELOPMENT FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VICDV-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.84%

ADVERTISING-1.39%
Focus Media Holding Ltd. -ADR (China)(b)(c)                83,633   $  4,852,387
                                                                    ------------
AEROSPACE & DEFENSE-4.68%
AerCap Holdings N.V.  (Netherlands)(c)                     66,666      1,659,317
BE Aerospace, Inc. (c)                                     65,295      2,711,701
L-3 Communications Holdings, Inc.                          31,714      3,239,268
Precision Castparts Corp.                                  34,858      5,158,287
Spirit AeroSystems Holdings Inc. -Class A (c)              92,518      3,602,651
                                                                    ------------
                                                                      16,371,224
                                                                    ------------
AIR FREIGHT & LOGISTICS-0.63%
Robinson (C.H.) Worldwide, Inc.                            40,557      2,201,840
                                                                    ------------
APPAREL RETAIL-2.15%
Abercrombie & Fitch Co. -Class A                           41,481      3,347,517
Aeropostale, Inc. (c)                                      90,021      1,715,800
Guess?, Inc.                                               36,677      1,798,273
Ross Stores, Inc.                                          25,508        654,025
                                                                    ------------
                                                                       7,515,615
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.76%
Coach, Inc. (c)                                            72,274      3,416,392
Hanesbrands, Inc. (c)                                     123,438      3,463,670
Polo Ralph Lauren Corp.                                    35,569      2,765,490
                                                                    ------------
                                                                       9,645,552
                                                                    ------------
APPLICATION SOFTWARE-3.43%
Amdocs Ltd. (c)                                            76,003      2,826,552
Cadence Design Systems, Inc. (c)                          140,510      3,117,917
Citrix Systems, Inc. (c)                                   84,384      3,402,363
Solera Holdings Inc. (c)                                  147,564      2,654,676
                                                                    ------------
                                                                      12,001,508
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-0.41%
FBR Capital Markets Corp. (b)(c)                           37,535        483,451
FBR Capital Markets Corp.  (Acquired
   07/14/06; Cost $1,110,000)(c)(d)(e)                     74,000        953,120
                                                                    ------------
                                                                       1,436,571
                                                                    ------------
BIOTECHNOLOGY-0.99%
Genzyme Corp. (c)                                          56,000      3,469,760
                                                                    ------------
CASINOS & GAMING-2.10%
International Game Technology                              78,702      3,392,056
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
CASINOS & GAMING-(CONTINUED)
Scientific Games Corp. -Class A (c)                       105,727   $  3,975,335
                                                                    ------------
                                                                       7,367,391
                                                                    ------------
COMMUNICATIONS EQUIPMENT-1.51%
CommScope, Inc. (c)                                        61,174      3,073,382
Comverse Technology, Inc. (c)                             111,612      2,209,917
                                                                    ------------
                                                                       5,283,299
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-0.78%
GameStop Corp. -Class A (c)                                48,681      2,743,174
                                                                    ------------
COMPUTER HARDWARE-0.42%
NCR Corp. (c)                                              29,700      1,479,060
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS-2.18%
Intermec Inc. (b)(c)                                       92,404      2,413,593
Network Appliance, Inc. (c)                                72,629      1,954,446
SanDisk Corp. (c)                                          59,248      3,264,565
                                                                    ------------
                                                                       7,632,604
                                                                    ------------
CONSTRUCTION & ENGINEERING-2.98%
Aecom Technology Corp. (c)                                 97,818      3,416,783
Foster Wheeler Ltd. (c)                                    53,359      7,004,969
                                                                    ------------
                                                                      10,421,752
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-0.96%
Joy Global Inc.                                            66,043      3,358,947
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES-3.32%
Euronet Worldwide, Inc. (b)(c)                            134,429      4,001,951
Fidelity National Information Services, Inc.               73,800      3,274,506
VeriFone Holdings, Inc. (c)                                98,008      4,344,695
                                                                    ------------
                                                                      11,621,152
                                                                    ------------
DISTRIBUTORS-1.01%
LKQ Corp. (c)                                             101,796      3,543,519
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.26%
Corrections Corp. of America (c)                          153,615      4,020,105
IHS Inc. -Class A (c)                                      68,580      3,874,084
                                                                    ------------
                                                                       7,894,189
                                                                    ------------
DIVERSIFIED METALS & MINING-0.44%
Titanium Metals Corp. (b)(c)                               45,550      1,528,658
                                                                    ------------
DRUG RETAIL-1.17%
Shoppers Drug Mart Corp.  (Canada)                         74,600      4,080,414
                                                                    ------------

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
EDUCATION SERVICES-0.47%
Apollo Group, Inc. -Class A (c)                            27,501   $  1,654,185
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.88%
Cooper Industries, Ltd. -Class A                           58,289      2,977,985
General Cable Corp. (c)                                    53,516      3,591,994
                                                                    ------------
                                                                       6,569,979
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.00%
Amphenol Corp. -Class A                                    88,485      3,518,164
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.96%
Potash Corp. of Saskatchewan Inc. (Canada)                 31,902      3,372,041
                                                                    ------------
FOOTWEAR-0.62%
Crocs, Inc. (b)(c)                                         32,318      2,173,386
                                                                    ------------

GENERAL MERCHANDISE STORES-0.98%
Dollar Tree Stores, Inc. (c)                               84,488      3,425,144
                                                                    ------------

HEALTH CARE EQUIPMENT-2.46%
ev3 Inc. (c)                                               25,321        415,771
Foxhollow Technologies Inc. (c)                            53,000      1,399,200
Hologic, Inc. (b)(c)                                       61,300      3,739,300
ResMed Inc. (c)                                            71,390      3,060,489
                                                                    ------------
                                                                       8,614,760
                                                                    ------------
HEALTH CARE FACILITIES-0.52%
Psychiatric Solutions, Inc. (c)                            46,400      1,822,592
                                                                    ------------
HEALTH CARE SERVICES-2.79%
DaVita, Inc. (c)                                           50,944      3,218,642
Express Scripts, Inc. (c)                                  52,800      2,947,296
Pediatrix Medical Group, Inc. (c)                          55,042      3,600,848
                                                                    ------------
                                                                       9,766,786
                                                                    ------------
HEALTH CARE SUPPLIES-1.15%
Inverness Medical Innovations, Inc. (b)(c)                 72,616      4,017,117
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE-1.29%
Electronic Arts Inc. (c)                                   31,462      1,761,557
THQ Inc. (c)                                              109,655      2,739,182
                                                                    ------------
                                                                       4,500,739
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES-0.78%
Choice Hotels International, Inc.                          72,877      2,745,277
                                                                    ------------
HOUSEWARES & SPECIALTIES-0.95%
Jarden Corp. (c)                                          107,027      3,311,415
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.36%
Dynegy Inc. -Class A (c)                                  189,077      1,747,071

                                                         SHARES         VALUE
                                                       ----------   ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-(CONTINUED)
KGEN Power Corp. (Acquired 01/12/07;
   Cost $2,219,196)(c)(e)(f)                              158,514   $  3,011,766
                                                                    ------------
                                                                       4,758,837
                                                                    ------------
INDUSTRIAL CONGLOMERATES-0.96%
McDermott International, Inc. (c)                          62,322      3,370,374
                                                                    ------------
INSURANCE BROKERS-0.82%
National Financial Partners Corp.                          54,393      2,881,741
                                                                    ------------
INTERNET RETAIL-0.89%
Orbitz Worldwide, Inc. (c)                                276,684      3,123,762
                                                                    ------------
INTERNET SOFTWARE & SERVICES-0.96%
Digital River, Inc. (c)                                    75,162      3,363,499
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-1.11%
MF Global Ltd. (c)                                        133,485      3,871,065
                                                                    ------------
IT CONSULTING & OTHER SERVICES-1.96%
Cognizant Technology Solutions Corp. -Class A (c)          40,421      3,224,383
Gartner, Inc. (c)                                         148,212      3,625,266
                                                                    ------------
                                                                       6,849,649
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES-1.74%
Applera Corp.-Applied Biosystems Group                     79,000      2,736,560
Pharmaceutical Product Development, Inc.                   94,648      3,354,325
                                                                    ------------
                                                                       6,090,885
                                                                    ------------
MANAGED HEALTH CARE-2.55%
Aveta, Inc.  (Acquired 12/21/05-02/21/06;
   Cost $2,162,718)(c)(e)(f)                              157,251      1,258,008
Coventry Health Care, Inc. (c)                             60,000      3,732,600
Humana Inc. (c)                                            56,200      3,927,256
                                                                    ------------
                                                                       8,917,864
                                                                    ------------
MARINE-0.67%
American Commercial Lines Inc. (c)                         99,058      2,350,646
                                                                    ------------
METAL & GLASS CONTAINERS-2.12%
Crown Holdings, Inc. (c)                                  151,708      3,452,874
Owens-Illinois, Inc. (c)                                   95,387      3,953,791
                                                                    ------------
                                                                       7,406,665
                                                                    ------------
OFFICE SERVICES & SUPPLIES-0.36%
Knoll, Inc.                                                70,242      1,246,093
                                                                    ------------
OIL & GAS DRILLING-1.98%
Diamond Offshore Drilling, Inc.                            31,000      3,511,990
Noble Corp.                                                69,331      3,400,686
                                                                    ------------
                                                                       6,912,676
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
OIL & GAS EQUIPMENT & SERVICES-2.37%
Cameron International Corp. (c)                            18,500   $  1,707,365
Complete Production Services, Inc. (c)                    150,000      3,072,000
FMC Technologies, Inc. (c)                                 61,000      3,517,260
                                                                    ------------
                                                                       8,296,625
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION-2.56%
Pioneer Natural Resources Co.                              51,437      2,313,636
Quicksilver Resources Inc. (c)                             53,000      2,493,650
Southwestern Energy Co. (c)                                99,000      4,143,150
                                                                    ------------
                                                                       8,950,436
                                                                    ------------
OIL & GAS REFINING & MARKETING-0.45%
Tesoro Corp.                                               34,000      1,564,680
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION-1.01%
Williams Cos., Inc. (The)                                 103,400      3,521,804
                                                                    ------------
PHARMACEUTICALS-1.55%
Adams Respiratory Therapeutics, Inc. (b)(c)                48,000      1,849,920
Shire PLC -ADR (United Kingdom)                            48,500      3,588,030
                                                                    ------------
                                                                       5,437,950
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-1.59%
LandAmerica Financial Group, Inc. (b)                      50,874      1,983,069
Security Capital Assurance Ltd.                           157,354      3,593,965
                                                                    ------------
                                                                       5,577,034
                                                                    ------------
PUBLISHING-0.96%
R.H. Donnelley Corp. (c)                                   59,735      3,346,355
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.95%
CB Richard Ellis Group, Inc. -Class A (c)                  61,367      1,708,458
Meruelo Maddux Properties, Inc. (c)                       273,586      1,616,893
                                                                    ------------
                                                                       3,325,351
                                                                    ------------
REGIONAL BANKS-0.57%
Signature Bank (c)                                         56,255      1,981,864
                                                                    ------------
RESTAURANTS-0.90%
Burger King Holdings Inc. (c)                             123,111      3,138,099
                                                                    ------------
SEMICONDUCTOR EQUIPMENT-1.40%
FormFactor Inc. (c)                                        73,807      3,274,817
KLA-Tencor Corp.                                           29,085      1,622,361
                                                                    ------------
                                                                       4,897,178
                                                                    ------------
SEMICONDUCTORS-3.89%
Broadcom Corp. -Class A (c)                                95,348      3,474,481
Maxim Integrated Products, Inc.                            83,309      2,445,119
NVIDIA Corp. (c)                                          101,642      3,683,506
ON Semiconductor Corp. (c)                                318,970      4,006,264
                                                                    ------------
                                                                      13,609,370
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
SOFT DRINKS-0.60%
Hansen Natural Corp. (c)                                   37,119   $  2,103,905
                                                                    ------------
SPECIALIZED FINANCE-1.44%
IntercontinentalExchange Inc. (c)                          15,000      2,278,500
KKR Financial Holdings LLC (b)                            163,415      2,753,543
                                                                    ------------
                                                                       5,032,043
                                                                    ------------
SPECIALTY CHEMICALS-0.86%
Wacker Chemie A.G.  (Germany)                              12,911      3,022,023
                                                                    ------------
SPECIALTY STORES-0.86%
PetSmart, Inc.                                             94,035      2,999,716
                                                                    ------------
STEEL-0.94%
Allegheny Technologies, Inc.                               29,945      3,292,453
                                                                    ------------
SYSTEMS SOFTWARE-0.63%
Quality Systems, Inc. (b)                                  60,000      2,197,800
                                                                    ------------
TIRES & RUBBER-1.01%
Goodyear Tire & Rubber Co. (The) (c)                      116,620      3,546,414
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-4.40%
American Tower Corp. -Class A (c)                          71,482      3,112,326
Crown Castle International Corp. (c)                       84,847      3,447,334
Leap Wireless International, Inc. (c)                      17,200      1,399,564
NII Holdings Inc. (c)                                      53,080      4,360,522
SBA Communications Corp. -Class A (c)                      87,098      3,072,817
                                                                    ------------
                                                                      15,392,563
                                                                    ------------
   Total Common Stocks & Other Equity
      Interests
      (Cost $283,174,505)                                            342,317,620
                                                                    ------------
PREFERRED STOCK-0.87%

MORTGAGE REIT'S-0.87%
Thornburg Mortgage, Inc. -Series F $2.50
   Conv. Pfd.
   (Cost $2,737,500)                                      109,500      3,055,050
                                                                    ------------
MONEY MARKET FUNDS-0.87%
Liquid Assets Portfolio -Institutional
   Class(g)                                             1,515,834      1,515,834
Premier Portfolio -Institutional Class(g)               1,515,834      1,515,834
                                                                    ------------
   Total Money Market Funds
      (Cost $3,031,668)                                                3,031,668
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.58%
   (Cost $288,943,673)                                               348,404,338
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-4.75%
Liquid Assets Portfolio -Institutional Class
   (Cost $16,621,081)(g)(h)                            16,621,081     16,621,081
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. CAPITAL DEVELOPMENT FUND

TOTAL INVESTMENTS-104.33%
   (Cost $305,564,754)                                               365,025,419
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(4.33)%                                (15,134,714)
                                                                    ------------
NET ASSETS-100.00%                                                  $349,890,705
                                                                    ============

Investment Abbreviations:

ADR    -- American Depositary Receipt
Conv.  -- Convertible
Pfd.   -- Preferred
REIT   -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2007 represented 0.27% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $5,222,894, which represented 1.49% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2007 was $4,269,774, which represented 1.22% of the Fund's Net Assets.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Capital Development Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Capital Development Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. Capital Development Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. CALL OPTIONS WRITTEN AND PURCHASED - The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

AIM V.I. Capital Development Fund

H. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM     VALUE      DIVIDEND
FUND                          12/31/06        COST           SALES        09/30/07     INCOME
----                        -----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class      $17,152,937   $ 62,574,351   $ (78,211,454)  $1,515,834   $158,037
Premier Portfolio -
   Institutional Class       17,152,937     62,574,351     (78,211,454)   1,515,834    157,453
                            -----------   ------------   -------------   ----------   --------
   SUBTOTAL                 $34,305,874   $125,148,702   $(156,422,908)  $3,031,668   $315,490
                            ===========   ============   =============   ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE        PURCHASES    PROCEEDS FROM      VALUE      DIVIDEND
FUND                          12/31/06       AT COST         SALES         09/30/07     INCOME*
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $ 2,108,462   $ 73,370,962   $ (58,858,343)  $16,621,081   $ 48,503
STIC Prime Portfolio -
   Institutional Class        2,108,462     18,862,068     (20,970,530)           --     22,289
                            -----------   ------------   -------------   -----------   --------
   SUBTOTAL                 $ 4,216,924   $ 92,233,030   $ (79,828,873)  $16,621,081   $ 70,792
                            -----------   ------------   -------------   -----------   --------
      TOTAL INVESTMENTS
         IN AFFILIATES      $38,522,798   $217,381,732   $(236,251,781)  $19,652,749   $386,282
                            ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

AIM V.I. Capital Development Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $16,284,245 were on loan to brokers. The loans were secured by cash collateral of $16,621,081 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $70,792 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                      TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF   PREMIUMS
                      CONTRACTS   RECEIVED
                      ---------   --------
Beginning of period      350      $ 60,617
                        ----      --------
Closed                  (140)      (20,281)
                        ----      --------
Expired                 (210)      (40,336)
                        ----      --------
End of period             --      $     --
                        ----      --------

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $268,761,281 and $233,222,635, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 71,808,028
Aggregate unrealized (depreciation) of investment securities    (12,365,744)
                                                               ------------
Net unrealized appreciation of investment securities           $ 59,442,284
                                                               ============

Cost of investments for tax purposes is $305,583,135.

                           AIM V.I. CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VICEQ-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Core Equity Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
DOMESTIC COMMON STOCKS-69.20%

AEROSPACE & DEFENSE-2.29%
Northrop Grumman Corp.                                  273,326   $   21,319,428
United Technologies Corp.                               450,000       36,216,000
                                                                  --------------
                                                                      57,535,428
                                                                  --------------
AIR FREIGHT & LOGISTICS-1.58%
United Parcel Service, Inc.-Class B                     529,928       39,797,593
                                                                  --------------
BIOTECHNOLOGY-3.23%
Amgen Inc. (b)                                        1,437,585       81,324,183
                                                                  --------------
COMMUNICATIONS EQUIPMENT-4.72%
Cisco Systems, Inc. (b)                               1,430,166       47,352,796
Corning Inc.                                          1,164,363       28,701,548
Motorola, Inc.                                        2,311,351       42,829,334
                                                                  --------------
                                                                     118,883,678
                                                                  --------------
COMPUTER HARDWARE-0.92%
International Business Machines Corp.                   196,925       23,197,765
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-2.44%
EMC Corp. (b)                                         1,325,936       27,579,469
Seagate Technology                                    1,321,557       33,805,428
                                                                  --------------
                                                                      61,384,897
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.83%
Caterpillar Inc.                                        586,123       45,969,627
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.68%
Automatic Data Processing, Inc.                         920,191       42,264,373
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.83%
Agilent Technologies, Inc. (b)                        1,250,000       46,100,000
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.93%
Tyco Electronics Ltd.                                   660,440       23,399,389
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.57%
Waste Management, Inc.                                1,048,373       39,565,597
                                                                  --------------
HEALTH CARE EQUIPMENT-2.36%
Covidien Ltd. (b)                                       660,440       27,408,260
Medtronic, Inc.                                         569,046       32,099,885
                                                                  --------------
                                                                      59,508,145
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
HYPERMARKETS & SUPER CENTERS-2.01%
Wal-Mart Stores, Inc.                                 1,160,898   $   50,673,198
                                                                  --------------
INDUSTRIAL CONGLOMERATES-5.38%
3M Co.                                                  788,383       73,776,881
General Electric Co.                                  1,299,094       53,782,492
Tyco International Ltd.                                 176,475        7,824,901
                                                                  --------------
                                                                     135,384,274
                                                                  --------------
INSURANCE BROKERS-0.85%
Marsh & McLennan Cos., Inc.                             838,646       21,385,473
                                                                  --------------
INTEGRATED OIL & GAS-1.40%
ExxonMobil Corp.                                        380,342       35,204,456
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.87%
AT&T Inc.                                               519,827       21,993,880
                                                                  --------------
MOVIES & ENTERTAINMENT-1.00%
News Corp. -Class A                                   1,145,752       25,195,086
                                                                  --------------
MULTI-LINE INSURANCE-0.58%
Genworth Financial Inc.-Class A                         478,064       14,690,907
                                                                  --------------
OFFICE ELECTRONICS-1.41%
Xerox Corp.                                           2,053,790       35,612,719
                                                                  --------------
OIL & GAS DRILLING-1.05%
Transocean Inc. (b)                                     233,500       26,397,175
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-5.86%
BJ Services Co.                                       1,625,000       43,143,750
Schlumberger Ltd.                                       408,933       42,937,965
Smith International, Inc.                               287,868       20,553,775
Weatherford International Ltd. (b)                      608,138       40,854,711
                                                                  --------------
                                                                     147,490,201
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-3.86%
Apache Corp.                                            347,029       31,253,432
Chesapeake Energy  Corp.                                894,565       31,542,362
XTO Energy, Inc.                                        556,321       34,402,890
                                                                  --------------
                                                                      97,198,684
                                                                  --------------
PERSONAL PRODUCTS-2.19%
Avon Products, Inc.                                     758,582       28,469,582
Estee Lauder Cos. Inc. (The)-Class A                    629,469       26,727,254
                                                                  --------------
                                                                      55,196,836
                                                                  --------------
PHARMACEUTICALS-4.03%
Merck & Co. Inc.                                        586,928       30,338,308
                                                                  --------------

AIM V.I. Core Equity Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
PHARMACEUTICALS-(CONTINUED)
Pfizer Inc.                                           2,912,826   $   71,160,339
                                                                  --------------
                                                                     101,498,647
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-5.01%
Berkshire Hathaway Inc.-Class A (b)                         467       55,344,170
Progressive Corp. (The)                               3,335,993       64,751,624
XL Capital Ltd.-Class A                                  76,009        6,019,913
                                                                  --------------
                                                                     126,115,707
                                                                  --------------
PUBLISHING-1.20%
McGraw-Hill Cos., Inc. (The)                             82,668        4,208,628
Washington Post Co. (The)-Class B                        32,464       26,062,099
                                                                  --------------
                                                                      30,270,727
                                                                  --------------
RAILROADS-0.99%
Union Pacific Corp.                                     220,216       24,897,621
                                                                  --------------
SEMICONDUCTORS-0.94%
Analog Devices, Inc.                                    651,466       23,557,011
                                                                  --------------
SOFT DRINKS-1.32%
Coca-Cola Co. (The)                                     578,493       33,245,993
                                                                  --------------
SYSTEMS SOFTWARE-3.87%
Microsoft Corp.                                       1,680,670       49,512,538
Symantec Corp. (b)                                    2,467,798       47,825,925
                                                                      97,338,463
                                                                  --------------
   Total Domestic Common Stocks
      (Cost $1,433,341,804)                                        1,742,277,733
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-18.20%

ARGENTINA-0.68%
Tenaris S.A.-ADR (Oil & Gas Equipment & Services)       325,621       17,134,177
                                                                  --------------
FINLAND-1.80%
Nokia Oyj -ADR (Communications Equipment)             1,195,091       45,329,802
                                                                  --------------
FRANCE-3.10%
Lucent Technologies Inc.-Wts., expiring 12/10/07
   (Communications Equipment) (b)                             2               --
Renault S.A. (Automobile Manufacturers) (c)             116,359       16,842,611
Sanofi-Aventis-ADR (Pharmaceuticals)                    236,020       10,011,969
Total S.A. (Integrated Oil & Gas) (c)                   632,604       51,189,935
                                                                  --------------
                                                                      78,044,515
                                                                  --------------
GERMANY-0.08%
Henkel KGaA (Household Products)                         42,939        2,033,625
                                                                  --------------
ISRAEL-1.86%
Teva Pharmaceutical Industries Ltd.-ADR
   (Pharmaceuticals)                                  1,050,781       46,728,231
                                                                  --------------
JAPAN-2.77%
Fujitsu Ltd. (Computer Hardware) (c)                  4,853,000       34,154,031
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
JAPAN-(CONTINUED)
Hitachi, Ltd. (Electronic Equipment
   Manufacturers) (c)                                 4,336,000   $   28,777,337
Sega Sammy Holdings Inc. (Leisure Products) (c)         518,800        6,892,300
                                                                  --------------
                                                                      69,823,668
                                                                  --------------
NETHERLANDS-2.32%
Koninklijke (Royal) Phillips Electronics N.V.
   (Consumer Electronics) (c)                           615,230       27,741,903
Unilever N.V. (Packaged Foods & Meats)                  992,203       30,634,332
                                                                  --------------
                                                                      58,376,235
                                                                  --------------
SOUTH KOREA-0.61%
SK Telecom Co., Ltd.-ADR (Wireless
   Telecommunication Services)                          521,645       15,492,856
                                                                  --------------
SWITZERLAND-0.36%
UBS A.G. (Diversified Capital Markets)                  167,097        8,985,832
                                                                  --------------
UNITED KINGDOM-4.62%
Barclays PLC (Diversified Banks) (c)                  2,147,679       26,114,114
Cadbury Schweppes PLC (Packaged Foods & Meats)        4,577,174       53,100,269
GlaxoSmithKline PLC-ADR (Pharmaceuticals)               696,701       37,064,493
                                                                  --------------
                                                                     116,278,876
                                                                  --------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $344,157,738)                                            458,227,817
                                                                  --------------
FOREIGN PREFERRED STOCKS-0.61%

GERMANY-0.61%
Henkel KGaA-Pfd. (Household Products)
   (Cost $16,007,622)                                   297,000       15,285,981
                                                                  --------------

                              NUMBER OF   EXERCISE   EXPIRATION
                              CONTRACTS     PRICE       DATE
                              ---------   --------   ----------
PUT OPTIONS

PURCHASED-0.00%

BIOTECHNOLOGY-0.00%
Amgen Inc. (d)
(Cost $748,605)                   4,537   $     50       Oct-07           54,898
                                                                  --------------

                                                       SHARES
                                                    -----------
MONEY MARKET FUNDS-11.87%
Liquid Assets Portfolio-Institutional Class(e)      149,501,861      149,501,861
Premier Portfolio-Institutional Class(e)            149,501,861      149,501,861
                                                                  --------------
   Total Money Market Funds
      (Cost $299,003,722)                                            299,003,722
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Core Equity Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
MONEY MARKET FUNDS-(CONTINUED)
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   on loan)-99.87%
   (Cost $2,093,259,491)                                          $2,514,850,151
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.51%
Liquid Assets Portfolio-Institutional Class
  (Cost $63,286,223)(e)(f)                           63,286,223   $   63,286,223
                                                                  --------------
TOTAL INVESTMENTS-102.39%
   (Cost $2,156,545,714)                                           2,578,136,374
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(2.39)%                                (60,287,481)
                                                                  --------------
NET ASSETS-100.00%                                                $2,517,848,893
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt
Conv. -- Convertible
Pfd.  -- Preferred
Wts.  -- Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $191,712,231, which represented 7.61% of the Fund's Net Assets. See Note 1A.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at September 30, 2007 represented less than 0.01% of the Fund's Net Assets.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Core Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Core Equity Fund
          information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. Core Equity Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS WRITTEN - The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

          An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

AIM V.I. Core Equity Fund

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                VALUE      PURCHASES AT      PROCEEDS         VALUE        DIVIDEND
FUND                          12/31/06         COST         FROM SALES      09/30/07        INCOME
----                        ------------   ------------   -------------   ------------   -----------
Liquid Assets Portfolio -   $140,001,437   $337,230,327   $(327,729,903)  $149,501,861   $ 5,493,076
   Institutional Class
Premier Portfolio -
   Institutional Class       140,001,437    337,230,327    (327,729,903)   149,501,861     5,469,235
                            ------------   ------------   -------------   ------------   -----------
   SUBTOTAL                 $280,002,874   $674,460,654   $(655,459,806)  $299,003,722   $10,962,311
                            ============   ============   =============   ============   ===========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE      PURCHASES AT      PROCEEDS         VALUE        DIVIDEND
FUND                          12/31/06         COST         FROM SALES      09/30/07       INCOME*
----                        ------------   ------------   -------------   ------------   -----------
Liquid Assets Portfolio -
   Institutional Class      $ 18,777,590   $261,578,487   $(217,069,854)  $ 63,286,223   $   267,834
                            ------------   ------------   -------------   ------------   -----------
   TOTAL INVESTMENTS
      IN AFFILIATES         $298,780,464   $936,039,141   $(872,529,660)  $362,289,945   $11,230,145
                            ============   ============   =============   ============   ===========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $60,649,741 were on loan to brokers. The loans were secured by cash collateral of $63,286,223 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $267,834 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Core Equity Fund

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      PUT OPTION CONTRACTS
                      --------------------
                      NUMBER OF   PREMIUMS
                      CONTRACTS   RECEIVED
                      ---------   --------
Beginning of period          --    $    --
Written                   4,537     72,592
End of period             4,537    $72,592

                       OPEN OPTIONS WRITTEN AT PERIOD END

                                                                     UNREALIZED
             CONTRACT   STRIKE   NUMBER OF   PREMIUMS     VALUE     APPRECIATION
               MONTH     PRICE   CONTRACTS   RECEIVED   09/30/07   (DEPRECIATION)
             --------   ------   ---------   --------   --------   --------------
PUTS
Amgen Inc.   Sept.-07     $50      4,537      $72,592    $60,796      $(26,768)

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $815,636,202 and $1,277,504,379, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $473,150,566
Aggregate unrealized (depreciation) of investment securities          (56,245,170)
                                                                     ------------
Net unrealized appreciation of investment securities                 $416,905,396
                                                                     ============

Cost of investments for tax purposes is $2,161,230,978.

                        AIM V.I. DIVERSIFIED INCOME FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIDIN-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Diversified Income Fund

SCHEDULE OF INVESTMENTS (a)
September 30, 2007
(Unaudited)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                         ----------   ----------
BONDS & NOTES-82.87%
AEROSPACE & DEFENSE-0.78%
Systems 2001 Asset Trust LLC (United Kingdom)-
   Series 2001, Class G, Pass Through Ctfs.,
   (INS-MBIA Insurance Corp.) 6.66%, 09/15/13
   (Acquired 02/09/05-10/27/05; Cost
   $337,325)(b)(c)(d)                                    $  307,147   $  323,751
                                                         ----------   ----------
AIRLINES-0.49%
Southwest Airlines Co., Unsec. Deb.,
   7.38%, 03/01/27(c)                                       190,000      201,349
                                                         ----------   ----------
ALTERNATIVE CARRIERS-0.19%
Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub.
   Global Notes, 9.25%, 11/01/14(c)                          80,000       79,200
                                                         ----------   ----------
ALUMINUM-0.19%
Novelis Inc. (Canada), Sr. Unsec. Gtd.
   Global Notes, 7.25%, 02/15/15(c)                          80,000       78,000
                                                         ----------   ----------
ASSET MANAGEMENT & CUSTODY BANKS-0.63%
Bank of New York Institutional Capital
   Trust-Series A, Trust Pfd. Capital
   Securities, 7.78%,
   12/01/26 (Acquired 06/12/03; Cost $298,178)(b)(c)        250,000      260,725
                                                         ----------   ----------
AUTO PARTS & EQUIPMENT-0.27%
Lear Corp.-Series B, Sr. Unsec.
   Gtd. Global Notes, 8.75%, 12/01/16(c)                     80,000       76,000
                                                         ----------   ----------
Visteon Corp., Sr. Unsec. Global Notes,
   8.25%, 08/01/10(c)                                        40,000       35,450
                                                         ----------   ----------
                                                                         111,450
                                                                      ----------
BIOTECHNOLOGY-1.00%
Amgen Inc.,
   Sr. Unsec. Notes,
   5.85%, 06/01/17 (Acquired 05/24/07;
   Cost $209,670)(b)(c)                                     210,000      207,683
                                                         ----------   ----------
   6.38%, 06/01/37 (Acquired 05/24/07;
   Cost $209,775)(b)(c)                                     210,000      204,891
                                                         ----------   ----------
                                                                         412,574
                                                                      ----------
BROADCASTING & CABLE TV-5.82%
Clear Channel Communications Inc.,
   Sr. Notes,
   5.50%, 09/15/14(c)                                        40,000       31,358
                                                         ----------   ----------

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                         ----------   ----------
BROADCASTING & CABLE TV-(CONTINUED)
   Sr. Unsec. Sub. Global Notes,
   4.63%, 01/15/08(c)                                    $  750,000   $  745,500
                                                         ----------   ----------
Comcast Cable Communications Holdings Inc.,
   Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(c)                                       440,000      560,525
                                                         ----------   ----------
Comcast Holdings Corp.,
   Sr. Gtd. Sub. Notes, 10.63%, 07/15/12(c)                 485,000      582,441
                                                         ----------   ----------
Cox Enterprises, Inc., Sr. Unsec. Notes,
   7.88%, 09/15/10 (Acquired 05/02/07;
   Cost $128,774)(b)(c)                                     120,000      128,248
                                                         ----------   ----------
CSC Holdings, Inc.,
   Sr. Unsec. Notes,
   7.88%, 12/15/07(c)                                       155,000      155,194
                                                         ----------   ----------
   -Series B,
   Sr. Unsec. Notes,
   7.63%, 04/01/11(c)                                        55,000       55,550
                                                         ----------   ----------
Hearst-Argyle Television Inc.,
   Sr. Unsec. Unsub. Notes, 7.00%, 11/15/07(c)              145,000      145,220
                                                         ----------   ----------
                                                                       2,404,036
                                                                      ----------
CASINOS & GAMING-0.44%
New York Telephone Co.,
   Unsec. Deb., 7.00%, 12/01/33(c)                          180,000      180,263
                                                         ----------   ----------
COMMERCIAL PRINTING-0.18%
Quebecor World Capital Corp.
   (Canada), Sr. Notes, 8.75%, 03/15/16
   (Acquired 01/11/07;
   Cost $78,800)(b)(c)                                       80,000       73,200
                                                         ----------   ----------
CONSUMER FINANCE-6.70%
Capital One Capital III,
   Jr. Gtd. Sub. Notes, 7.69%, 08/15/36(c)                  260,000      253,448
                                                         ----------   ----------
Ford Motor Credit Co. LLC,
   Sr. Unsec. Notes,
   4.95%, 01/15/08(c)                                     1,000,000      995,100
                                                         ----------   ----------
   6.63%, 06/16/08(c)                                       240,000      238,560
                                                         ----------   ----------
   8.00%, 12/15/16(c)                                       230,000      216,798
                                                         ----------   ----------
General Motors Acceptance Corp.
   -Series GM, Sr. Unsec. Unsub.
   Medium Term Notes, 6.31%, 11/30/07(c)                    482,000      482,521
                                                         ----------   ----------
SLM Corp.,
   Sr. Unsec. Floating Rate Medium Term Notes,
   5.45%, 03/16/09 (Acquired 09/25/07;
   Cost $385,000)(b)(e)(f)                                  400,000      386,000
                                                         ----------   ----------
   Unsec. Floating Rate Medium Term Notes,
   5.62%, 04/14/08(c)(e)                                    200,000      196,894
                                                         ----------   ----------
                                                                       2,769,321
                                                                      ----------

AIM V.I. Diversified Income Fund

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                         ----------   ----------
DEPARTMENT STORES-0.21%
JC Penney Corp. Inc.-Series A,
   Medium Term Notes, 6.50%, 12/15/07(c)                 $   85,000   $   85,224
                                                         ----------   ----------
DISTILLERS & VINTNERS-0.10%
Constellation Brands, Inc.,
   Sr. Notes, 7.25%, 05/15/17
   (Acquired 08/08/07; Cost $38,300)(b)(c)                   40,000       40,500
                                                         ----------   ----------
DIVERSIFIED BANKS-9.18%
Bangkok Bank PCL (Hong Kong),
   Unsec. Sub. Notes, 9.03%, 03/15/29
   (Acquired 04/21/05-05/11/06;
   Cost $493,483)(b)(c)                                     400,000      472,592
                                                         ----------   ----------
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Capital Securites,
   8.07%, 12/31/26
   (Acquired 02/15/06-09/26/06;
   Cost $209,596)(b)(c)                                     200,000      208,900
                                                         ----------   ----------
BBVA International Preferred S.A. Unipersonal
   (Spain), Unsec. Gtd. Unsub. Notes, 5.92%
   (Acquired 03/22/07; Cost $220,000)(b)(c)(g)              220,000      192,940
                                                         ----------   ----------
Centura Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.85%, 06/01/27 (Acquired
   05/22/03; Cost $632,715)(b)(c)                           500,000      524,385
                                                         ----------   ----------
First Empire Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.23%, 02/01/27(c)                                       260,000      271,861
                                                         ----------   ----------
First Union Capital I- Series A,
   Gtd. Trust Pfd. Capital Securities,
   7.94%, 01/15/27(c)                                       500,000      520,300
                                                         ----------   ----------
Lloyds TSB Bank PLC (United Kingdom)-
   Series 1, Unsec. Sub. Floating Rate
   Euro Notes, 5.63% (c)(e)(g)                              180,000      152,126
                                                         ----------   ----------
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub.
   Second Tier Euro Bonds, 8.38% (c)(g)                     100,000      104,189
                                                         ----------   ----------
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.56%,
   08/29/87(c)(e)                                           200,000      159,318
                                                         ----------   ----------
National Westminster Bank PLC (United Kingdom)-
   Series B, Unsec. Sub. Floating Rate Euro
   Notes, 5.63% (c)(e)(g)                                   280,000      240,891
                                                         ----------   ----------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
   8.25%, 11/01/24(c)                                       140,000      165,885
                                                         ----------   ----------
RBD Capital S.A. (Luxembourg), Euro Notes,
   6.50%, 08/11/08(c)                                       110,000      109,476
                                                         ----------   ----------
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Notes, 5.51% (c)(g)                    120,000      112,427
                                                         ----------   ----------
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15% (c)(g)                280,000      286,428
                                                         ----------   ----------

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                         ----------   ----------
DIVERSIFIED BANKS-(CONTINUED)
Wachovia Capital Trust V, Sr. Gtd.
   Sub. Trust Pfd. Capital Securities,
   7.97%, 06/01/27 (Acquired 08/08/07;
   Cost $270,517)(b)(c)(h)                               $  260,000   $  271,440
                                                         ----------   ----------
                                                                       3,793,158
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.10%
GEO Group, Inc. (The),
   Sr. Unsec. Global Notes, 8.25%, 07/15/13(c)               40,000       40,600
                                                         ----------   ----------
DIVERSIFIED METALS & MINING-0.23%
Reynolds Metals Co., Medium Term Notes,
   7.00%, 05/15/09(c)                                        94,000       96,125
                                                         ----------   ----------
ELECTRIC UTILITIES-1.29%
Edision Mission Energy, Sr. Notes,
   7.00%, 05/15/17 (Acquired 08/08/07;
   Cost $75,200)(b)(c)                                       80,000       79,200
                                                         ----------   ----------
Exelon Generation Co. LLC, Sr. Unsec. Notes,
   6.20%, 10/01/17(c)                                       220,000      220,642
                                                         ----------   ----------
Tenaska Alabama Partners L.P.,
   Sr. Sec. Notes, 7.00%, 06/30/21
   (Acquired 05/03/07-05/21/07;
   Cost $130,870)(b)(c)                                     127,264      128,219
                                                         ----------   ----------
Westar Energy, Inc., Sr. Unsec. Notes,
   7.13%, 08/01/09(c)                                       105,000      107,106
                                                         ----------   ----------
                                                                         535,167
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES-1.17%
Waste Management Inc., Unsec. Deb.,
   8.75%, 05/01/18(c)                                       473,000      483,770
                                                         ----------   ----------
GENERAL MERCHANDISE STORES-0.19%
Pantry, Inc. (The), Sr. Gtd. Sub.
   Global Notes, 7.75%, 02/15/14(c)                          80,000       77,800
                                                         ----------   ----------
HEALTH CARE SERVICES-0.53%
Orlando Lutheran Towers Inc.,
   Bonds,
   7.75%, 07/01/11(c)                                        95,000       95,153
                                                         ----------   ----------
   8.00%, 07/01/17(f)(h)                                    125,000      125,312
                                                         ----------   ----------
                                                                         220,465
                                                                      ----------
HOMEBUILDING-0.95%
D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Notes,
   8.00%, 02/01/09(c)                                       200,000      199,520
                                                         ----------   ----------
   7.88%, 08/15/11(c)                                       200,000      194,000
                                                         ----------   ----------
                                                                         393,520
                                                                      ----------
INTEGRATED OIL & GAS-2.08%
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28(c)             300,000      310,365
                                                         ----------   ----------
Husky Oil Ltd. (Canada), Unsec.
   Sub. Yankee Bonds, 8.90%, 08/15/28(c)                    540,000      551,183
                                                         ----------   ----------
                                                                         861,548
                                                                      ----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                         ----------   ----------
INTEGRATED TELECOMMUNICATION SERVICES-6.02%
CenturyTel, Inc.-Series F,
   Sr. Unsec. Notes, 6.30%, 01/15/08(c)                  $  190,000   $  190,433
                                                         ----------   ----------
Embarq Corp.,
   Sr. Unsec. Notes,
   7.08%, 06/01/16(c)                                       150,000      155,677
                                                         ----------   ----------
   8.00%, 06/01/36(c)                                       380,000      407,558
                                                         ----------   ----------
GTE California Inc.-Series G,
   Unsec. Deb., 5.50%, 01/15/09(c)                           80,000       80,601
                                                         ----------   ----------
Pacific Bell, Unsec. Deb.,
   7.38%, 07/15/43(c)                                       380,000      403,066
                                                         ----------   ----------
Southwestern Bell Telephone L.P.,
   Unsec. Unsub. Deb., 7.20%, 10/15/26(c)                   180,000      185,933
                                                         ----------   ----------
Verizon Florida Inc.-Series F,
   Sr. Unsec. Deb., 6.13%, 01/15/13(c)                      150,000      151,830
                                                         ----------   ----------
Verizon Virginia Inc.-Series A,
   Unsec. Global Deb., 4.63%, 03/15/13(c)                   958,000      913,290
                                                         ----------   ----------
                                                                       2,488,388
                                                                      ----------
INTERNET RETAIL-1.00%
Expedia, Inc., Sr. Unsec. Gtd.
   Putable Global Notes, 7.46%, 08/15/13(c)                 400,000      413,940
                                                         ----------   ----------
INVESTMENT BANKING & BROKERAGE-1.76%
Bear Stearns Cos. Inc., (The),
   Floating Rate Notes, 5.76%, 07/19/10(c)(e)               260,000      253,180
                                                         ----------   ----------
Dryden Investor Trust, Bonds,
   7.16%, 07/23/08 (Acquired 04/10/06-09/25/07;
   Cost $50,757)(b)(c)                                       50,474       50,882
                                                         ----------   ----------
Jefferies Group, Inc., Sr. Unsec. Notes,
   6.45%, 06/08/27(c)                                       400,000      375,336
                                                         ----------   ----------
Lehman Brothers Holdings-Series I,
   Sr. Floating Rate Medium Term Notes,
   5.56%, 11/24/08(c)(e)                                     50,000       49,555
                                                         ----------   ----------
                                                                         728,953
                                                                      ----------
LIFE & HEALTH INSURANCE-1.62%
Americo Life Inc., Notes, 7.88%, 05/01/13
   (Acquired 04/25/03; Cost $93,875)(b)(c)                   95,000       97,845
                                                         ----------   ----------
Prudential Holdings, LLC-Series B, Bonds,
   (INS-Financial Security Assurance Inc.) 7.25%,
   12/18/23 (Acquired 01/22/04-01/29/04;
   Cost $588,417)(b)(c)(d)                                  500,000      569,580
                                                         ----------   ----------
                                                                         667,425
                                                                      ----------
METAL & GLASS CONTAINERS-0.35%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(c)                                       140,000      146,125
                                                         ----------   ----------

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                         ----------   ----------
MOVIES & ENTERTAINMENT-1.60%
News America Holdings Inc.,
   Sr. Unsec. Gtd. Deb., 7.75%, 12/01/45(c)              $  380,000   $  425,737
                                                         ----------   ----------
Time Warner Inc., Sr. Unsec. Gtd. Deb.,
   6.50%, 11/15/36(c)                                       240,000      233,546
                                                         ----------   ----------
                                                                         659,283
                                                                      ----------
MULTI-UTILITIES-1.16%
Dominion Capital Trust I,
   Jr. Unsec. Gtd. Trust Pfd.
   Capital Securities, 7.83%, 12/01/27(c)                   400,000      417,000
                                                         ----------   ----------
Dominion Resources, Inc.,
   Notes, 4.13%, 02/15/08(c)                                 61,000       60,699
                                                         ----------   ----------
                                                                         477,699
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES-0.05%
PHI Inc., Sr. Unsec. Gtd. Global Notes,
   7.13%, 04/15/13(c)                                        20,000       19,300
                                                         ----------   ----------
OIL & GAS EXPLORATION & PRODUCTION-1.08%
Pemex Project Funding Master Trust (Mexico),
   Unsec. Gtd. Unsub. Global Notes, 8.63%,
   02/01/22(c)                                              360,000      444,582
                                                         ----------   ----------
OIL & GAS REFINING & MARKETING-0.56%
Premcor Refining Group Inc., (The),
   Sr. Unsec. Global Notes, 9.50%, 02/01/13(c)              220,000      233,000
                                                         ----------   ----------
OTHER DIVERSIFIED FINANCIAL SERVICES-12.45%
BankAmerica Capital II-Series 2,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.00%,
   12/15/26(c)                                              130,000      135,487
                                                         ----------   ----------
BankAmerica Capital III, Gtd. Floating Rate
   Trust Pfd. Capital Securities, 5.93%,
   01/15/27(c)(e)                                           410,000      376,145
                                                         ----------   ----------
Capmark Financial Group Inc.,
   Sr. Unsec. Gtd. Floating Rate Notes,
   6.01%, 05/10/10 (Acquired
   09/27/07; Cost $279,000)(b)(c)(e)                        300,000      280,257
                                                         ----------   ----------
Lazard Group, Sr. Unsec. Global Notes,
   6.85%, 06/15/17(c)                                       210,000      206,976
                                                         ----------   ----------
Mantis Reef Ltd. (Cayman Islands), Notes,
   4.69%, 11/14/08 (Acquired 02/23/07;
   Cost $316,109)(b)(c)                                     320,000      318,941
                                                         ----------   ----------
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87%
   (Acquired 06/16/04-03/03/06;
   Cost $787,636)(b)(c)(g)                                  700,000      719,474
                                                         ----------   ----------
NB Capital Trust IV, Jr. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.25%, 04/15/27(c)                   280,000      291,816
                                                         ----------   ----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Pemex Finance Ltd. (Mexico)-Series 1999-2, Class
   A1, Global Bonds, (INS-MBIA Insurance Corp.)
   9.69%, 08/15/09(c)(d)                               $  268,000    $  280,242
                                                       ----------    ----------
Regional Diversified Funding (Cayman Islands),
   Sr. Notes, 9.25%, 03/15/30 (Acquired
   01/10/03-09/22/04; Cost $525,327)(b)(c)                453,889       500,798
                                                       ----------    ----------
   Class A-1a, Sr. Floating Rate Notes, 5.69%,
   01/25/36 (Acquired 03/21/05;
   Cost $430,595)(b)(c)(e)(h)                             430,595       430,212
                                                       ----------    ----------
Residential Capital LLC, Sr. Unsec Gtd. Floating
   Rate Notes, 5.86%, 06/09/08(c)(e)                    1,065,000       977,537
                                                       ----------    ----------
Twin Reefs Pass-Through Trust (Bermuda), Floating
   Rate Pass Through Ctfs., 6.35%  (Acquired
   12/07/04-04/03/06; Cost $130,332)(b)(c)(e)(g)(h)       130,000       105,381
                                                       ----------    ----------
Two-Rock Pass-Through Trust (Bermuda), Floating
   Rate Pass Through Ctfs., 6.30%  (Acquired
   11/10/06; Cost $220,260)(b)(c)(e)(g)(h)                220,000       165,138
                                                       ----------    ----------
UFJ Finance Aruba AEC (Japan), Gtd. Sub. Second
   Tier Euro Bonds, 8.75% (c)(g)                          250,000       258,535
                                                       ----------    ----------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
   07/15/17 (Acquired 02/07/06; Cost $95,308)(b)(c)        95,308        96,174
                                                       ----------    ----------
                                                                      5,143,113
                                                                     ----------
PACKAGED FOODS & MEATS-0.67%
Heinz (H.J.) Co., Notes, 6.43%, 12/01/08 (Acquired
   05/30/07; Cost $273,108)(b)(c)                         270,000       275,378
                                                       ----------    ----------
PAPER PACKAGING-0.51%
Sealed Air Corp., Sr. Unsec. Notes, 5.38%, 04/15/08
   (Acquired 05/18/07; Cost $209,572)(b)(c)               210,000       210,200
                                                       ----------    ----------
PAPER PRODUCTS-0.28%
International Paper Co., Notes, 5.13%, 11/15/12(c)         80,000        77,905
                                                       ----------    ----------
Mercer International Inc., Sr. Unsec. Global Notes,
   9.25%, 02/15/13(c)                                      40,000        39,150
                                                       ----------    ----------
                                                                        117,055
                                                                     ----------
PROPERTY & CASUALTY INSURANCE-7.21%
Allstate Corp. (The), Jr. Sub. Global Deb., 6.13%,
   05/15/37(c)                                            150,000       147,633
                                                       ----------    ----------
First American Capital Trust I, Gtd. Trust Pfd.
   Capital Securities, 8.50%, 04/15/12(c)                 790,000       875,675
                                                       ----------    ----------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------    ----------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
North Front Pass-Through Trust, Pass Through Ctfs.,
   5.81%, 12/15/24 (Acquired 12/08/04; Cost
   $351,994)(b)(c)                                      $ 350,000    $  334,352
                                                        ---------    ----------
Oil Casualty Insurance Ltd. (Bermuda), Unsec. Sub.
   Deb., 8.00%, 09/15/34 (Acquired
   04/29/05-06/09/05; Cost $352,536)(b)(c)                330,000       327,862
                                                        ---------    ----------
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06; Cost $870,000)(b)(c)(g)            870,000       900,267
                                                        ---------    ----------
QBE Capital  Funding II L.P. (Australia), Gtd. Sub.
   Bonds, 6.80%  (Acquired 04/25/07-06/29/07;
   Cost $393,124)(b)(c)(g)                                400,000       392,336
                                                        ---------    ----------
                                                                      2,978,125
                                                                     ----------
REGIONAL BANKS-3.36%
Cullen/Frost Capital Trust I, Jr. Unsec. Gtd. Sub.
   Floating Rate Notes, 6.91%, 03/01/34(c)(e)             600,000       580,908
                                                        ---------    ----------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%,
   03/31/08(c)                                             85,000        84,805
                                                        ---------    ----------
PNC Capital Trust C, Gtd. Floating Rate Trust Pfd.
   Capital Securities, 5.93%, 06/01/28(c)(e)              100,000        88,608
                                                        ---------    ----------
Silicon Valley Bank, Unsec. Sub. Notes, 6.05%,
   06/01/17(c)                                            480,000       461,971
                                                        ---------    ----------
TCF National Bank, Sub. Notes, 5.00%, 06/15/14(c)         175,000       170,117
                                                        ---------    ----------
                                                                      1,386,409
                                                                     ----------
REINSURANCE-1.79%
Reinsurance Group of America, Inc., Jr. Unsec. Sub.
   Deb., 6.75%, 12/15/65(c)                               380,000       360,183
                                                        ---------    ----------
Stingray Pass-Through Trust, Pass Through Ctfs.,
   5.90%, 01/12/15 (Acquired 01/07/05-11/03/05;
   Cost $493,840)(b)(c)(h)                                500,000       377,650
                                                        ---------    ----------
                                                                        737,833
                                                                     ----------
SPECIALIZED FINANCE-0.26%
CIT Group Inc., Sr. Unsec. Global Notes, 4.00%,
   05/08/08(c)                                            110,000       107,752
                                                        ---------    ----------
SPECIALIZED REIT'S-1.21%
Health Care Property Investors Inc.,
   Sr. Sec. Floating Rate Medium Term Notes,
   5.81%, 09/15/08(c)(e)                                  165,000       164,369
                                                        ---------    ----------
   Sr. Unsec. Notes, 5.63%, 05/01/17(c)                   180,000       167,690
                                                        ---------    ----------
Health Care REIT Inc., Sr. Notes, 5.88%,
   05/15/15(c)                                            175,000       166,483
                                                        ---------    ----------
                                                                        498,542
                                                                     ----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------    ----------
SPECIALTY CHEMICALS-0.49%
Valspar Corp. (The),
   Sr. Unsec. Unsub. Notes, 5.63%, 05/01/12(c)           $100,000    $   100,324
                                                         --------    -----------
   6.05%, 05/01/17(c)                                     100,000        101,289
                                                         --------    -----------
                                                                         201,613
                                                                     -----------
STEEL-0.52%
United States Steel Corp.,
   Sr. Unsec. Unsub. Notes,
   6.05%, 06/01/17(c)                                     150,000        142,117
                                                         --------    -----------
   6.65%, 06/01/37(c)                                      80,000         74,278
                                                         --------    -----------
                                                                         216,395
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS-1.39%
United Rentals North America, Inc., Sr. Unsec. Gtd.
   Global Notes, 6.50%, 02/15/12(c)                        80,000         81,400
                                                         --------    -----------
Western Power Distribution Holdings Ltd.
   (United Kingdom),
   Unsec. Unsub. Notes, 6.88%, 12/15/07 (Acquired
   01/12/07; Cost $80,832)(b)(c)                           80,000         80,120
                                                         --------    -----------
   7.38%, 12/15/28 (Acquired 01/25/05-03/03/05;
   Cost $428,237)(b)(c)                                   375,000        412,151
                                                         --------    -----------
                                                                         573,671
                                                                     -----------
TRUCKING-1.61%
Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%,
   12/01/08(c)                                            650,000        664,703
                                                         --------    -----------
WIRELESS TELECOMMUNICATION SERVICES-3.20%
Alamosa Delaware Inc., Sr. Gtd. Global Notes,
   8.50%, 01/31/12(c)                                     190,000        199,114
                                                         --------    -----------
Nextel Communications, Inc.-Series D, Sr. Gtd.
   Notes, 7.38%, 08/01/15(c)                              710,000        723,724
                                                         --------    -----------
Sprint Nextel Corp., Unsec. Deb., 9.25%,
   04/15/22(c)                                            235,000        274,551
                                                         --------    -----------
Vodafone Group PLC (United Kingdom), Unsec. Global
   Notes, 5.63%, 02/27/17(c)                              130,000        126,709
                                                         --------    -----------
                                                                       1,324,098
                                                                     -----------
   Total Bonds & Notes (Cost $35,146,367)                             34,235,328
                                                                     -----------
U.S. MORTGAGE-BACKED SECURITIES-20.12%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-2.55%
   Pass Through Ctfs., 8.50%, 03/01/10(c)                     119            120
                                                         --------    -----------
   6.00%, 05/01/17 to 11/01/33(c)                         235,945        237,578
                                                         --------    -----------
   5.50%, 09/01/17(c)                                      87,100         87,130
                                                         --------    -----------
   7.00%, 08/01/21(c)                                     138,574        144,172
                                                         --------    -----------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------    ----------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)
   Pass Through Ctfs., TBA,
   6.50%, 05/01/16 to 11/01/37(c)                      $  574,537    $  584,515
                                                       ----------    ----------
                                                                      1,053,515
                                                                     ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-17.00%
   Pass Through Ctfs.,
   7.00%, 02/01/16 to 09/01/32(c)                          45,058        46,849
                                                       ----------    ----------
   6.50%, 05/01/16 to 10/01/35(c)                          64,356        66,051
                                                       ----------    ----------
   5.00%, 11/01/18(c)                                      80,170        78,818
                                                       ----------    ----------
   7.50%, 04/01/29 to 10/01/29(c)                         101,681       106,695
                                                       ----------    ----------
   6.50%, 05/01/31(c)                                      93,393(i)     95,745
                                                       ----------    ----------
   8.00%, 04/01/32(c)                                       6,231         6,569
                                                       ----------    ----------
   Pass Through Ctfs., TBA,
   5.50%, 10/01/22 to 11/01/22(c)                         947,000       944,538
                                                       ----------    ----------
   6.00%, 10/01/22 to 11/01/22(c)                       2,792,000     2,828,957
                                                       ----------    ----------
   6.50%, 11/01/37(c)(j)                                2,799,000     2,847,546
                                                       ----------    ----------
                                                                      7,021,768
                                                                     ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-0.57%
   Pass Through Ctfs.,
   7.50%, 06/15/23(c)                                      16,872        17,716
                                                       ----------    ----------
   8.50%, 11/15/24(c)                                      15,928        17,247
                                                       ----------    ----------
   7.00%, 07/15/31 to 08/15/31(c)                           4,484         4,695
                                                       ----------    ----------
   6.50%, 11/15/31 to 09/15/32(c)                          36,246        37,151
                                                       ----------    ----------
   6.00%, 12/15/31 to 11/15/32(c)                          51,886        52,346
                                                       ----------    ----------
   5.50%, 02/15/34(c)                                     106,055(i)    104,705
                                                       ----------    ----------
                                                                        233,860
                                                                     ----------
      Total U.S. Mortgage-Backed Securities
         (Cost $8,318,811)                                            8,309,143
                                                                     ----------
ASSET-BACKED SECURITIES-5.07%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.89%
Federal Home Loan Bank (FHLB)-Series TQ-2015,
   Class A, Pass Through Ctfs., 5.07%, 10/20/15(c)        113,570       113,061
                                                       ----------    ----------
U.S. Bank N.A., Sr. Medium Term Notes, 5.92%,
   05/25/12(c)                                            252,017       256,150
                                                       ----------    ----------
                                                                        369,211
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.18%

Citicorp Lease Pass-Through Trust-Series 1999-1,
   Class A2, Pass Through Ctfs., 8.04%, 12/15/19
   (Acquired 07/14/00-07/27/05; Cost $781,505)(b)(c)      675,000       779,863
                                                       ----------    ----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        ---------    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Patrons' Legacy 2004-1-LILACS-1-Series A, Ctfs.,
   6.67%, 03/04/19 (Acquired 04/30/04;
   Cost $944,341)(b)(h)                                  $944,341    $  944,417
                                                         --------    ----------
                                                                      1,724,280
                                                                     ----------
      Total Asset-Backed Securities
         (Cost $2,078,115)                                            2,093,491
                                                                     ----------
MUNICIPAL OBLIGATIONS-2.75%
Blount (County of), Tennessee Health & Educational
   Facilities Board (Asbury Inc.), Series 2007 B,
   Refunding Taxable RB, 7.50%, 04/01/09 (c)               70,000        69,623
                                                         --------    ----------
Detroit (City of), Michigan; Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO,
(INS-Ambac Assurance Corp.)
   4.96%, 04/01/20 (c)(d)                                 130,000       122,288
                                                         --------    ----------
Florida (State of) Development Finance Corp.
   (Palm Bay Academy Inc.); Series 2006 B, Taxable
   RB, 7.50%, 05/15/17 (c)                                 65,000        63,439
                                                         --------    ----------
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank;
   Series 2005 A,
   Taxable RB,
   5.22%, 07/15/20(c)                                     125,000       120,473
                                                         --------    ----------
   5.28%, 01/15/22(c)                                     100,000        96,208
                                                         --------    ----------
Industry (City of), California Urban Development
   Agency (Project 3); Series 2003, Taxable
   Allocation RB,                                         650,000       664,079
(INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (c)(d)
                                                         --------    ----------
      Total Municipal Obligations (Cost $1,154,434)                   1,136,110
                                                                     ----------
U.S. GOVERNMENT AGENCY SECURITIES-2.29%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.71%
Unsec. Floating Rate Global Notes,  3.83%,
   02/17/09(c)(e)                                         300,000       292,686
                                                         --------    ----------
STUDENT LOAN MARKETING ASSOCIATION-1.58%
SLMA Corp. Series A , Medium Term Notes, 3.63%,
   03/17/08(c)                                            130,000       128,811
                                                         --------    ----------
SLMA Corp. Medium Term Notes,  5.05%, 11/14/14(c)         400,000       344,788
                                                         --------    ----------
SLMA Corp. Unsec. Unsub. Floating Rate Medium
   Term Notes, 4.37%, 03/15/10(c)(e)                      200,000       180,388
                                                         --------    ----------
                                                                        653,987
                                                                     ----------
      Total U.S. Government Agency Securities
         (Cost $975,707)                                                946,673
                                                                     ----------

                                                           SHARES      VALUE
                                                           ------   -----------
PREFERRED STOCKS-2.98%
LIFE & HEALTH INSURANCE-0.40%
Aegon N.V., 6.38% Pfd. (Netherlands)                        7,500   $   166,875
                                                           ------   -----------
OFFICE SERVICES & SUPPLIES-1.89%
Pitney Bowes International Holdings Inc. -Series D
   4.85% Pfd. (Acquired 07/11/07;
   Cost $771,274)(b)(c)                                         8       780,600
                                                           ------   -----------
WIRELESS TELECOMMUNICATION SERVICES-0.69%
Telephone & Data Systems, Inc. -Series A, 7.60%
   Pfd.                                                    12,000       283,080
                                                           ------   -----------
      Total Preferred Stocks (Cost $1,266,273)                        1,230,555
                                                                    -----------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.14%
BROADCASTING & CABLE TV-0.14%
Adelphia Business Solutions (k)                               900        15,188
                                                           ------   -----------
Adelphia Recovery Trust -Series ACC-1 (k)                  87,412         3,496
                                                           ------   -----------
Time Warner Cable, Inc. -Class A (k)                        1,238        40,606
                                                           ------   -----------
                                                                         59,290
                                                                    -----------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
NTELOS Inc. -Wts., expiring 08/15/10 (Acquired
   11/15/00; Cost $0)(b)(f)(h)(l)                             275             0
                                                           ------   -----------
      Total Common Stocks & Other Equity Interests
         (Cost $85,071)                                                  59,290
                                                                    -----------
TOTAL INVESTMENTS-116.22% (Cost $49,024,778)                         48,010,590
                                                                    -----------
OTHER ASSETS LESS LIABILITIES-(16.22)%                               (6,700,056)
                                                                    -----------
NET ASSETS-100.00%                                                  $41,310,534
                                                                    ===========

Investment Abbreviations:

Ctfs.    --   Certificates
Deb.     --   Debentures
GO       --   General Obligation Bonds
Gtd.     --   Guaranteed
INS      --   Insurer
Jr.      --   Junior
LILACS   --   Life Insurance and Life Annuities Based Certificates
Pfd.     --   Preferred
RB       --   Revenue Bonds
REGS     --   Regulation S
REIT     --   Real Estate Investment Trust
Sec.     --   Secured
Sr.      --   Senior
STRIPS   --   Separately Traded Registered Interest and Principal Security
Sub.     --   Subordinated
TBA      --   To Be Announced
Unsec.   --   Unsecured
Unsub.   --   Unsubordinated
Wts.     --   Warrants

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $12,652,552, which represented 30.63% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2007 was $46,045,616, which represented 111.46% of the Fund's Net Assets. See Note 1A.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2007 was $511,312, which represented 1.24% of the Fund's Net Assets. See Note 1A.

(g)  Perpetual bond with no specified maturity date.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2007 was $2,419,550, which represented 5.86% of the Fund's Net Assets.

(i) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(j) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(k) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l) Non-income producing security acquired as part of a unit with or in exchange for other securities.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Diversified Income Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign

AIM V.I. Diversified Income Fund
     securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

AIM V.I. Diversified Income Fund

E. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of

AIM V.I. Diversified Income Fund

     Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM V.I. Diversified Income Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


                              VALUE    PURCHASES AT   PROCEEDS FROM     VALUE    DIVIDEND
FUND                        12/31/06       COST           SALES       09/30/07    INCOME
-------------------------   --------   ------------   -------------   --------   --------
Liquid Assets Portfolio -
   Institutional Class      $119,019    $ 6,428,563   $ (6,547,582)      $--      $ 6,184
                            --------    -----------   ------------       ---      -------
Premier Portfolio -
   Institutional Class       119,019      6,428,563     (6,547,582)       --        6,156
                            --------    -----------   ------------       ---      -------
   TOTAL INVESTMENTS
      IN AFFILIATES         $238,038    $12,857,126   $(13,095,164)      $--      $12,340
                            ========    ===========   ============       ===      =======

NOTE 3 -- FUTURES CONTRACTS

On September 30, 2007, $3,057,960 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                       UNREALIZED
                              NUMBER OF      MONTH/        VALUE      APPRECIATION
          CONTRACT            CONTRACTS    COMMITMENT     09/30/07   (DEPRECIATION)
---------------------------   ---------   -----------   ----------   --------------
U.S. Treasury 2 Year Notes         9      Dec-07/Long   $1,863,422      $ (3,114)
U.S. Treasury 5 Year Notes         3      Dec-07/Long      321,094           462
U.S. Treasury 10 Year Notes       46      Dec-07/Long    5,026,937       (23,103)
U.S. 30 Year Bonds                 4      Dec-07/Long      445,375         1,616
                                                        ----------      --------
                                                        $7,656,828      $(24,139)
                                                        ----------      --------

AIM V.I. Diversified Income Fund

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                     NOTIONAL     UNREALIZED
                                            BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
  COUNTERPARTY        REFERENCE ENTITY     PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
-----------------   --------------------   ----------   -------------   ----------   --------   --------------
Lehman Bros, Inc.         CDX.NA.IG           Sell          0.75%        06/20/12     11,500      $(112,571)
Lehman Bros, Inc.      CIT Group Inc.         Sell          2.40%        09/20/08        230            415
Lehman Bros, Inc.      CIT Group Inc.         Sell          2.50%        09/20/08        100            276
Lehman Bros, Inc.    Lehman Bros, Inc.        Sell          0.90%        09/20/08        430          1,083
Lehman Bros, Inc.        MBIA Inc.            Sell          1.90%        09/20/08      1,200          9,731
                    Residential Capital,
Lehman Bros, Inc.           LLC               Sell          5.00%        03/20/08        225          6,854
                    Residential Capital,
Lehman Bros, Inc.           LLC               Sell          2.75%        09/20/08        125        (12,262)
                    Residential Capital,
Lehman Bros, Inc.           LLC               Sell          6.80%        09/20/08        200        (12,831)
                                                                                                  ---------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                           $(119,305)
                                                                                                  =========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $23,804,504 and $27,692,597, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $   224,602
                                                                      -----------
Aggregate unrealized (depreciation) of investment securities           (1,235,472)
                                                                      -----------
Net unrealized appreciation (depreciation) of investment securities   $(1,010,870)
                                                                      ===========

Cost of investments for tax purposes is $49,021,460.

                             AIM V.I. DYNAMICS FUND
          Quaterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VIDYN-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Dynamics Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.73%

ADVERTISING-1.43%
Focus Media Holding Ltd. -ADR (China)(b)(c)                34,632   $  2,009,349
                                                                    ------------
AEROSPACE & DEFENSE-3.66%
BE Aerospace, Inc. (c)                                     26,659      1,107,148
Precision Castparts Corp.                                  14,689      2,173,678
Spirit AeroSystems Holdings Inc. -Class A (c)              48,269      1,879,595
                                                                    ------------
                                                                       5,160,421
                                                                    ------------
AGRICULTURAL PRODUCTS-0.88%
Corn Products International, Inc.                          26,976      1,237,389
                                                                    ------------
AIR FREIGHT & LOGISTICS-0.93%
UTI Worldwide, Inc.                                        56,943      1,308,550
                                                                    ------------
APPAREL RETAIL-2.67%
Abercrombie & Fitch Co. -Class A                           25,280      2,040,096
Aeropostale, Inc. (c)                                      31,172        594,138
Guess?, Inc.                                               14,847        727,948
Ross Stores, Inc.                                          15,479        396,882
                                                                    ------------
                                                                       3,759,064
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.17%
Coach, Inc. (c)                                            29,169      1,378,818
Hanesbrands, Inc. (c)                                      68,135      1,911,868
Polo Ralph Lauren Corp.                                    15,025      1,168,194
                                                                    ------------
                                                                       4,458,880
                                                                    ------------
APPLICATION SOFTWARE-2.85%
Amdocs Ltd. (c)                                            34,203      1,272,010
Cadence Design Systems, Inc. (c)                           58,880      1,306,547
Citrix Systems, Inc. (c)                                   35,759      1,441,803
                                                                    ------------
                                                                       4,020,360
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-1.49%
FBR Capital Markets Corp. (Acquired
   07/14/06; Cost $690,000)(c)(d)(e)                       46,000        592,480
Northern Trust Corp.                                       22,801      1,511,022
                                                                    ------------
                                                                       2,103,502
                                                                    ------------
BIOTECHNOLOGY-1.66%
Cephalon, Inc. (c)                                         20,100      1,468,506
Genzyme Corp. (c)                                          14,000        867,440
                                                                    ------------
                                                                       2,335,946
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
CASINOS & GAMING-2.47%
International Game Technology                              35,299   $  1,521,387
Scientific Games Corp. -Class A (c)                        52,025      1,956,140
                                                                    ------------
                                                                       3,477,527
                                                                    ------------
COMMUNICATIONS EQUIPMENT-1.44%
CommScope, Inc. (c)                                        25,778      1,295,087
Comverse Technology, Inc. (c)                              37,109        734,758
                                                                    ------------
                                                                       2,029,845
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-0.63%
GameStop Corp. -Class A (c)                                15,790        889,767
                                                                    ------------
COMPUTER HARDWARE-0.49%
NCR Corp. (c)                                              13,906        692,519
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS-2.19%
Intermec Inc. (c)                                          35,928        938,439
Network Appliance, Inc. (c)                                30,639        824,496
SanDisk Corp. (c)                                          24,072      1,326,367
                                                                    ------------
                                                                       3,089,302
                                                                    ------------
CONSTRUCTION & ENGINEERING-2.19%
Foster Wheeler Ltd. (c)                                    23,448      3,078,253
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.01%
Joy Global Inc.                                            27,832      1,415,536
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES-2.20%
Fidelity National Information Services, Inc.               30,047      1,333,185
VeriFone Holdings, Inc. (c)                                39,829      1,765,620
                                                                    ------------
                                                                       3,098,805
                                                                    ------------
DISTRIBUTORS-0.67%
LKQ Corp. (c)                                              27,124        944,186
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.49%
Corrections Corp. of America (c)                           76,494      2,001,848
IHS Inc. -Class A (c)                                      26,715      1,509,130
                                                                    ------------
                                                                       3,510,978
                                                                    ------------
DIVERSIFIED METALS & MINING-0.44%
Titanium Metals Corp. (b)(c)                               18,413        617,940
                                                                    ------------
DRUG RETAIL-1.18%
Shoppers Drug Mart Corp. (Canada)                          30,476      1,666,953
                                                                    ------------
EDUCATION SERVICES-0.50%
Apollo Group, Inc. -Class A (c)                            11,609        698,281
                                                                    ------------

AIM V.I. Dynamics Fund

                                                          SHARES        VALUE
                                                        ---------   ------------
ELECTRICAL COMPONENTS & EQUIPMENT-3.56%

Acuity Brands, Inc.                                        22,778   $  1,149,833
Cooper Industries, Ltd. -Class A                           27,399      1,399,815
General Cable Corp. (c)                                    36,722      2,464,781
                                                                    ------------
                                                                       5,014,429
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.11%
Amphenol Corp. -Class A                                    39,378      1,565,669
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS-1.16%
Potash Corp. of Saskatchewan Inc.  (Canada)                15,438      1,631,797
                                                                    ------------
FOOTWEAR-0.52%
Crocs, Inc. (c)                                            10,902        733,160
                                                                    ------------
HEALTH CARE EQUIPMENT-4.05%
ev3 Inc. (b)(c)                                            25,476        418,316
Foxhollow Technologies Inc. (c)                            21,500        567,600
Gen-Probe Inc. (c)                                         22,000      1,464,760
Hologic, Inc. (b)(c)                                       25,400      1,549,400
Kinetic Concepts, Inc. (c)                                 15,600        877,968
ResMed Inc. (c)                                            19,300        827,391
                                                                    ------------
                                                                       5,705,435
                                                                    ------------
HEALTH CARE FACILITIES-1.18%
Psychiatric Solutions, Inc. (c)                            42,200      1,657,616
                                                                    ------------
HEALTH CARE SERVICES-0.69%
Express Scripts, Inc. (c)                                  17,415        972,105
                                                                    ------------
HEALTH CARE TECHNOLOGY-0.74%
Allscripts Healthcare Solutions, Inc. (c)                  38,648      1,044,655
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE-1.31%
Electronic Arts Inc. (c)                                   13,123        734,757
THQ Inc. (c)                                               44,525      1,112,234
                                                                    ------------
                                                                       1,846,991
                                                                    ------------
HOUSEWARES & SPECIALTIES-1.43%
Jarden Corp. (c)                                           65,226      2,018,092
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.34%
Dynegy Inc. -Class A (c)                                   76,739        709,068
KGEN Power Corp. (Acquired 01/12/07; Cost $865,032)
   (c)(d)(f)                                               61,788      1,173,972
                                                                    ------------
                                                                       1,883,040
                                                                    ------------
INDUSTRIAL CONGLOMERATES-1.86%
McDermott International, Inc. (c)                          48,400      2,617,472
                                                                    ------------
INDUSTRIAL MACHINERY-1.00%
Kaydon Corp.                                               27,014      1,404,458
                                                                    ------------
INTERNET RETAIL-0.73%
Orbitz Worldwide, Inc. (c)                                 90,923      1,026,521
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
INTERNET SOFTWARE & SERVICES-0.99%
Digital River, Inc. (c)                                    30,991   $  1,386,847
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-1.04%
MF Global Ltd. (c)                                         50,638      1,468,502
                                                                    ------------
IT CONSULTING & OTHER SERVICES-2.10%
Cognizant Technology Solutions Corp. -Class A (c)          18,005      1,436,259
Gartner, Inc. (c)                                          62,308      1,524,054
                                                                    ------------
                                                                       2,960,313
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES-1.66%
AMAG Pharmaceuticals, Inc. (c)                             15,000        858,000
Pharmaceutical Product Development, Inc.                   41,821      1,482,136
                                                                    ------------
                                                                       2,340,136
                                                                    ------------
MANAGED HEALTH CARE-1.72%
Aveta, Inc. (Acquired 12/21/05-05/22/06;
   Cost $1,300,095)(c)(d)(f)                               90,000        720,000
Humana Inc. (c)                                            24,327      1,699,971
                                                                    ------------
                                                                       2,419,971
                                                                    ------------
MARINE-0.68%
American Commercial Lines Inc. (c)                         40,413        959,001
                                                                    ------------
METAL & GLASS CONTAINERS-3.17%
Crown Holdings, Inc. (c)                                   84,520      1,923,675
Owens-Illinois, Inc. (c)                                   61,257      2,539,103
                                                                    ------------
                                                                       4,462,778
                                                                    ------------
OIL & GAS DRILLING-1.72%
Diamond Offshore Drilling, Inc.                             6,300        713,727
ENSCO International Inc.                                   19,000      1,065,900
Hercules Offshore, Inc. (c)                                24,500        639,695
                                                                    ------------
                                                                       2,419,322
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES-2.73%
Cameron International Corp. (c)                            19,716      1,819,590
National-Oilwell Varco Inc. (c)                            14,000      2,023,000
                                                                    ------------
                                                                       3,842,590
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION-2.09%
Carrizo Oil & Gas, Inc. (c)                                27,500      1,233,650
Southwestern Energy Co. (c)                                41,000      1,715,850
                                                                    ------------
                                                                       2,949,500
                                                                    ------------
OIL & GAS REFINING & MARKETING-0.50%
Petroplus Holdings A.G. (Switzerland)(c)                   8,000         705,790
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION-1.04%
Williams Cos., Inc. (The)                                  43,000      1,464,580
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Dynamics Fund

                                                          SHARES        VALUE
                                                        ---------   ------------
PHARMACEUTICALS-1.48%
Adams Respiratory Therapeutics, Inc. (b)(c)                19,400   $    747,676
Shire PLC  (United Kingdom)(g)                             54,000      1,330,129
                                                                    ------------
                                                                       2,077,805
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.99%
CB Richard Ellis Group, Inc. -Class A (c)                  25,274        703,628
Meruelo Maddux Properties, Inc. (c)                       117,727        695,767
                                                                    ------------
                                                                       1,399,395
                                                                    ------------
REGIONAL BANKS-0.61%
Signature Bank (c)                                         24,414        860,105
                                                                    ------------
RESTAURANTS-0.94%
Burger King Holdings Inc.                                  51,973      1,324,792
                                                                    ------------
SEMICONDUCTOR EQUIPMENT-1.46%
FormFactor Inc. (c)                                        30,087      1,334,960
KLA-Tencor Corp.                                           12,955        722,630
                                                                    ------------
                                                                       2,057,590
                                                                    ------------
SEMICONDUCTORS-4.02%
Broadcom Corp. -Class A (c)                                38,928      1,418,537
Maxim Integrated Products, Inc.                            33,472        982,403
NVIDIA Corp. (c)                                           43,814      1,587,801
ON Semiconductor Corp. (c)                                133,354      1,674,926
                                                                    ------------
                                                                       5,663,667
                                                                    ------------
SOFT DRINKS-0.61%
Hansen Natural Corp. (c)                                   15,143        858,305
                                                                    ------------
SPECIALIZED FINANCE-1.55%
IntercontinentalExchange Inc. (c)                           6,756      1,026,236
KKR Financial Holdings LLC                                 68,982      1,162,347
                                                                    ------------
                                                                       2,188,583
                                                                    ------------
SPECIALTY CHEMICALS-0.87%
Wacker Chemie A.G. (Germany)                               5,242      1,226,973
                                                                    ------------
SPECIALTY STORES-1.96%
Dick's Sporting Goods, Inc. (c)                            20,436      1,372,278
PetSmart, Inc.                                             43,387      1,384,045
                                                                    ------------
                                                                       2,756,323
                                                                    ------------
STEEL-1.00%
Allegheny Technologies, Inc.                               12,770      1,404,062
                                                                    ------------
TIRES & RUBBER-1.25%
Goodyear Tire & Rubber Co. (The) (c)                       57,766      1,756,664
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-4.23%
American Tower Corp. -Class A (c)                          34,632      1,507,877
Crown Castle International Corp. (c)                       39,139      1,590,218
Leap Wireless International, Inc. (c)                       7,209        586,596

                                                          SHARES        VALUE
                                                        ---------   ------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
NII Holdings Inc. (c)                                      27,736   $  2,278,513
                                                                       5,963,204
                                                                    ------------
   Total Common Stocks & Other Equity Interests
      (Cost $119,787,974)                                            137,641,591
                                                                    ------------
PREFERRED STOCK-0.88%

MORTGAGE REIT'S-0.88%
Thornburg Mortgage Inc. -Series F $2.50 Conv. Pfd.
   (Cost $1,112,500)                                       44,500      1,241,550
                                                                    ------------
MONEY MARKET FUNDS-1.19%
Liquid Assets Portfolio (h)                               832,308        832,308
Premier Portfolio -Institutional Class(h)                 832,308        832,308
                                                                    ------------
   Total Money Market Funds
      (Cost $1,664,616)                                                1,664,616
                                                                    ------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-99.80%
   (Cost $122,565,090)                                               140,547,757
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES ON LOAN

MONEY MARKET FUNDS-2.50%
Liquid Assets Portfolio -Institutional Class
   (Cost $3,522,005)(h)(i)                              3,522,005      3,522,005
                                                                    ------------
TOTAL INVESTMENTS-102.30%
   (Cost $126,087,095)                                               144,069,762
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(2.30)%                                 (3,233,346)
                                                                    ------------
NET ASSETS-100.00%                                                  $140,836,416
                                                                    ============

Investment Abbreviations:

ADR   -- American Depositary Receipt
Conv. -- Convertible
Pfd.  -- Preferred
REIT  -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $2,486,452, which represented 1.77% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Dynamics Fund

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2007 represented 0.42% of the Fund's Net Assets. See Note 1A.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2007 was $1,893,972, which represented 1.34% of the Fund's Net Assets.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2007 represented 0.94% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Dynamics Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Dynamics Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. Dynamics Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. CALL OPTIONS WRITTEN AND PURCHASED - The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. Dynamics Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE     PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                         12/31/06        COST           SALES        09/30/07     INCOME
----                        ----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class      $2,966,101    $28,075,306   $(30,209,099)   $  832,308   $ 67,223
Premier Portfolio -
   Institutional Class       2,966,101     28,075,306    (30,209,099)      832,308     66,958
                            ----------    -----------   ------------    ----------   --------
   SUBTOTAL                 $5,932,202    $56,150,612   $(60,418,198)   $1,664,616   $134,181
                            ----------    -----------   ------------    ----------   --------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE      PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                         12/31/06        COST           SALES        09/30/07     INCOME*
----                        ----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class      $       --   $ 16,687,180   $ (13,165,175)  $3,522,005   $  3,758
Premier Portfolio -
   Institutional Class       2,528,752     41,164,770     (43,693,522)          --     22,593
                            ----------   ------------   -------------   ----------   --------
   SUBTOTAL                 $2,528,752   $ 57,851,950   $ (56,858,697)  $3,522,005   $ 26,351
                            ----------   ------------   -------------   ----------   --------
      TOTAL INVESTMENTS
         IN AFFILIATES      $8,460,954   $114,002,562   $(117,276,895)  $5,186,621   $160,532
                            ==========   ============   =============   ==========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $3,426,120 were on loan to brokers. The loans were secured by cash collateral of $3,522,005 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $26,351 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Dynamics Fund

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                       ---------   --------
Beginning of period       210      $ 36,370
                         ----      --------
Closed                   (101)      (14,631)
                         ----      --------
Expired                  (109)      (21,739)
                         ----      --------
End of period              --      $     --
                         ----      --------

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $109,152,982 and $103,310,719, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $23,306,318
Aggregate unrealized (depreciation) of investment securities    (5,357,047)
                                                               -----------
Net unrealized appreciation of investment securities           $17,949,271
                                                               ===========

Cost of investments for tax purposes is $126,120,491.

                        AIM V.I. FINANCIAL SERVICES FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VIFSE-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Financial Services Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                           SHARES       VALUE
                                                          -------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.47%

ASSET MANAGEMENT & CUSTODY BANKS-11.29%
Bank of New York Mellon Corp. (The)                       113,592   $  5,013,951
Blackstone Group L.P. (The)(b)(c)                          33,065        829,270
FBR Capital Markets Corp.(c)                               45,711        588,758
Federated Investors, Inc. -Class B                        100,701      3,997,830
State Street Corp.                                         32,832      2,237,829
                                                                    ------------
                                                                      12,667,638
                                                                    ------------
CONSUMER FINANCE-5.68%
Capital One Financial Corp.                                96,010      6,377,944
                                                                    ------------
DIVERSIFIED BANKS-6.19%
U.S. Bancorp                                               86,501      2,813,878
Wachovia Corp.                                             82,299      4,127,295
                                                                    ------------
                                                                       6,941,173
                                                                    ------------
DIVERSIFIED CAPITAL MARKETS-1.22%
UBS A.G. - (Switzerland)                                   25,699      1,368,472
                                                                    ------------
INSURANCE BROKERS-9.14%
Aon Corp.                                                  65,065      2,915,563
Marsh & McLennan Cos., Inc.                               191,985      4,895,617
National Financial Partners Corp.                          46,203      2,447,835
                                                                    ------------
                                                                      10,259,015
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-9.21%
Merrill Lynch & Co., Inc.                                  80,807      5,759,923
Morgan Stanley                                             72,610      4,574,430
                                                                    ------------
                                                                      10,334,353
                                                                    ------------
LIFE & HEALTH INSURANCE-2.32%
Prudential Financial, Inc.                                  9,920        967,994
StanCorp Financial Group, Inc.                             33,128      1,640,167
                                                                    ------------
                                                                       2,608,161
                                                                    ------------
MULTI-LINE INSURANCE-6.44%
American International Group, Inc.                         22,677      1,534,099
Genworth Financial Inc. -Class A                           49,257      1,513,668
Hartford Financial Services Group, Inc. (The)              45,139      4,177,614
                                                                    ------------
                                                                       7,225,381
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-16.27%
Bank of America Corp.                                      91,576      4,603,526
Citigroup Inc.                                            165,829      7,739,239
JPMorgan Chase & Co.                                      129,072      5,914,079
                                                                    ------------
                                                                      18,256,844
                                                                    ------------

                                                           SHARES       VALUE
                                                          -------   ------------
PROPERTY & CASUALTY INSURANCE-7.85%
ACE Ltd.                                                   61,687   $  3,736,381
MBIA Inc.(b)                                               53,193      3,247,433
Security Capital Assurance Ltd.(b)                         80,187      1,831,471
                                                                    ------------
                                                                       8,815,285
                                                                    ------------
REGIONAL BANKS-8.05%
Fifth Third Bancorp(b)                                    134,155      4,545,171
Popular, Inc.(b)                                          123,280      1,513,878
SunTrust Banks, Inc.                                       24,889      1,883,351
Zions Bancorp.                                             15,919      1,093,158
                                                                    ------------
                                                                       9,035,558
                                                                    ------------
SPECIALIZED CONSUMER SERVICES-1.85%
H&R Block, Inc.(b)                                         97,790      2,071,192
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-12.96%
Fannie Mae                                                140,316      8,532,616
Freddie Mac                                                66,853      3,944,995
Hudson City Bancorp, Inc.                                 134,176      2,063,627
                                                                    ------------
                                                                      14,541,238
                                                                    ------------
   Total Common Stocks & Other Equity Interests
      (Cost $94,589,614)                                             110,502,254
                                                                    ------------
MONEY MARKET FUNDS-1.57%
Liquid Assets Portfolio -Institutional Class(d)           881,416        881,416
Premier Portfolio -Institutional Class(d)                 881,416        881,416
                                                                    ------------
   Total Money Market Funds
      (Cost $1,762,832)                                                1,762,832
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.03%
   (Cost $96,352,446)                                                112,265,086
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-0.32%
Liquid Assets Portfolio -Institutional Class
   (Cost $364,069)(d)(e)                                  364,069        364,069
                                                                    ------------
TOTAL INVESTMENTS-100.36%
   (Cost $96,716,515)                                                112,629,155
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(0.36)%                                   (399,435)
                                                                    ------------
NET ASSETS-100.00%                                                  $112,229,720
                                                                    ============

AIM V.I. Financial Services Fund

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Financial Services Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Financial Services Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes

AIM V.I. Financial Services Fund
     in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE
FUND                          12/31/06        COST           SALES        09/30/07    DIVIDEND INCOME
----                        -----------   ------------   -------------   ----------   ---------------
Liquid Assets Portfolio -
   Institutional Class      $ 5,826,336    $10,930,826   $(15,875,746)   $  881,416       $ 63,388
Premier Portfolio -
   Institutional Class        5,826,337     10,930,826    (15,875,747)      881,416         63,363
                            -----------    -----------   ------------    ----------       --------
   SUBTOTAL                 $11,652,673    $21,861,652   $(31,751,493)   $1,762,832       $126,751
                            ===========    ===========   ============    ==========       ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE
FUND                          12/31/06        COST           SALES        09/30/07    DIVIDEND INCOME*
----                        -----------   ------------   -------------   ----------   ----------------
Liquid Assets Portfolio -
   Institutional Class      $        --    $55,092,838   $(54,728,769)   $  364,069       $  3,121
                            -----------    -----------   ------------    ----------       --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $11,652,673    $76,954,490   $(86,480,262)   $2,126,901       $129,872
                            ===========    ===========   ============    ==========       ========

*    Net of compensation to counterparties.

AIM V.I. Financial Services Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $353,022 were on loan to brokers. The loans were secured by cash collateral of $364,069 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $3,121 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $6,267,061 and $24,383,053, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $20,124,797
Aggregate unrealized (depreciation) of investment securities    (5,092,987)
                                                               -----------
Net unrealized appreciation of investment securities           $15,031,810
                                                               ===========

Cost of investments for tax purposes is $97,597,345.

                        AIM V.I. GLOBAL HEALTH CARE FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VIGHC-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Global Health Care Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                         SHARES        VALUE
                                                       ---------   ------------
DOMESTIC COMMON STOCKS-74.85%
BIOTECHNOLOGY-26.19%
Acadia Pharmaceuticals Inc. (b)                          115,020   $  1,731,051
                                                       ---------   ------------
Altus Pharmaceuticals Inc. (b)                            39,664        416,075
                                                       ---------   ------------
Amgen Inc. (b)                                           159,388      9,016,579
                                                       ---------   ------------
Amylin Pharmaceuticals, Inc. (b)                          25,034      1,251,700
                                                       ---------   ------------
Arena Pharmaceuticals, Inc. (b)                           45,027        493,046
                                                       ---------   ------------
Array BioPharma Inc. (b)                                  43,896        492,952
                                                       ---------   ------------
Avigen, Inc. (b)                                          69,114        373,216
                                                       ---------   ------------
Biogen Idec Inc. (b)                                      42,268      2,803,636
                                                       ---------   ------------
BioMarin Pharmaceutical Inc. (b)                          98,288      2,447,371
                                                       ---------   ------------
Celgene Corp. (b)                                         84,910      6,054,932
                                                       ---------   ------------
Cubist Pharmaceuticals, Inc. (b)                          36,665        774,731
                                                       ---------   ------------
Genentech, Inc. (b)                                       32,504      2,535,962
                                                       ---------   ------------
Genzyme Corp. (b)                                        109,059      6,757,296
                                                       ---------   ------------
Gilead Sciences, Inc. (b)                                168,459      6,884,919
                                                       ---------   ------------
Human Genome Sciences, Inc. (b)                          129,805      1,335,693
                                                       ---------   ------------
ImClone Systems Inc. (b)                                  33,752      1,395,308
                                                       ---------   ------------
Incyte Corp. (b)                                         108,458        775,475
                                                       ---------   ------------
InterMune, Inc. (b)(c)                                    20,865        399,147
                                                       ---------   ------------
Keryx Biopharmaceuticals, Inc. (b)                        58,767        584,144
                                                       ---------   ------------
MannKind Corp. (b)(c)                                     17,437        168,790
                                                       ---------   ------------
Medarex, Inc. (b)(c)                                     120,433      1,705,331
                                                       ---------   ------------
Myriad Genetics, Inc. (b)                                 26,943      1,405,078
                                                       ---------   ------------
Onyx Pharmaceuticals, Inc. (b)                            63,151      2,748,332
                                                       ---------   ------------
OSI Pharmaceuticals, Inc. (b)                             35,206      1,196,652
                                                       ---------   ------------
PDL BioPharma Inc. (b)                                    89,395      1,931,826
                                                       ---------   ------------
Theravance, Inc. (b)                                      18,238        475,829
                                                       ---------   ------------
United Therapeutics Corp. (b)                             52,851      3,516,706
                                                       ---------   ------------
Vanda Pharmaceuticals Inc. (b)                            31,403        436,816
                                                       ---------   ------------
Vertex Pharmaceuticals Inc. (b)                           55,432      2,129,143
                                                       ---------   ------------
ZymoGenetics, Inc. (b)(c)                                 98,137      1,280,688
                                                       ---------   ------------
                                                                     63,518,424
                                                                   ------------
DRUG RETAIL-1.11%
CVS Caremark Corp.                                        67,751      2,684,972
                                                       ---------   ------------
HEALTH CARE DISTRIBUTORS-0.51%
Animal Health International, Inc. (b)                    109,940      1,223,632
                                                       ---------   ------------
HEALTH CARE EQUIPMENT-10.92%
American Medical Systems Holdings, Inc. (b)               65,212      1,105,343
                                                       ---------   ------------
Covidien Ltd. (b)                                         45,888      1,904,352
                                                       ---------   ------------
Cytyc Corp. (b)                                           56,986      2,715,383
                                                       ---------   ------------
Dexcom Inc. (b)(c)                                       136,443      1,363,066
                                                       ---------   ------------
Hospira, Inc. (b)                                         70,503      2,922,349
                                                       ---------   ------------
Medtronic, Inc.                                           95,718      5,399,452
                                                       ---------   ------------
NxStage Medical, Inc. (b)                                 90,299      1,308,433
                                                       ---------   ------------

                                                         SHARES        VALUE
                                                       ---------   ------------
HEALTH CARE EQUIPMENT-(CONTINUED)
ResMed Inc. (b)                                           46,010   $  1,972,449
                                                       ---------   ------------
Respironics, Inc. (b)                                     75,895      3,645,237
                                                       ---------   ------------
Symmetry Medical Inc. (b)                                 72,750      1,214,925
                                                       ---------   ------------
Thoratec Corp. (b)                                        59,054      1,221,827
                                                       ---------   ------------
Varian Medical Systems, Inc. (b)                          41,099      1,721,637
                                                       ---------   ------------
                                                                     26,494,453
                                                                   ------------
HEALTH CARE FACILITIES-1.67%
Assisted Living Concepts Inc. -Class A (b)               119,172      1,089,232
                                                       ---------   ------------
Skilled Healthcare Group Inc. -Class A(b)                 75,913      1,195,630
                                                       ---------   ------------
Tenet Healthcare Corp. (b)                               524,981      1,763,936
                                                       ---------   ------------
                                                                      4,048,798
                                                                   ------------
HEALTH CARE SERVICES-4.05%
athenahealth Inc. (b)                                      5,746        194,847
                                                       ---------   ------------
DaVita, Inc. (b)                                          30,660      1,937,099
                                                       ---------   ------------
Express Scripts, Inc. (b)                                 71,693      4,001,903
                                                       ---------   ------------
HMS Holdings Corp. (b)                                    71,711      1,764,808
                                                       ---------   ------------
Laboratory Corp. of America Holdings (b)                  24,729      1,934,549
                                                       ---------   ------------
                                                                      9,833,206
                                                                   ------------
HEALTH CARE SUPPLIES-0.77%
Cooper Cos., Inc. (The)                                   35,701      1,871,447
                                                       ---------   ------------
HEALTH CARE TECHNOLOGY-1.32%
Eclipsys Corp. (b)                                        51,456      1,199,954
                                                       ---------   ------------
TriZetto Group, Inc. (The) (b)                            34,516        604,375
                                                       ---------   ------------
Vital Images, Inc. (b)                                    71,724      1,400,053
                                                       ---------   ------------
                                                                      3,204,382
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES-9.46%
AMAG Pharmaceuticals, Inc. (b)                            20,557      1,175,860
                                                       ---------   ------------
Applera Corp.-Applied Biosystems Group                    76,985      2,666,761
                                                       ---------   ------------
Charles River Laboratories International, Inc. (b)        55,429      3,112,338
                                                       ---------   ------------
Invitrogen Corp. (b)                                      29,752      2,431,631
                                                       ---------   ------------
Millipore Corp. (b)                                       49,381      3,743,080
                                                       ---------   ------------
Pharmaceutical Product Development, Inc.                 130,092      4,610,461
                                                       ---------   ------------
Thermo Fisher Scientific, Inc. (b)                        68,404      3,948,279
                                                       ---------   ------------
Varian Inc. (b)                                           19,815      1,260,432
                                                       ---------   ------------
                                                                     22,948,842
                                                                   ------------
MANAGED HEALTH CARE-5.27%
Aetna Inc.                                                41,324      2,242,654
                                                       ---------   ------------
Aveta, Inc.  (Acquired 12/21/05;
   Cost $1,655,802)(b)(d)(e)                             122,652        981,216
                                                       ---------   ------------

AIM V.I. Global Health Care Fund

                                                         SHARES        VALUE
                                                       ---------   ------------
MANAGED HEALTH CARE-(CONTINUED)
Health Net Inc. (b)                                       42,821   $  2,314,475
                                                       ---------   ------------
UnitedHealth Group Inc.                                  105,828      5,125,250
                                                       ---------   ------------
WellPoint Inc. (b)                                        26,919      2,124,447
                                                       ---------   ------------
                                                                     12,788,042
                                                                   ------------
PERSONAL PRODUCTS-0.80%
Herbalife Ltd. (b)                                        42,683      1,940,369
                                                       ---------   ------------
PHARMACEUTICALS-12.78%
Abbott Laboratories                                       46,182      2,476,279
                                                       ---------   ------------
Adams Respiratory Therapeutics, Inc. (b)(c)               77,139      2,972,937
                                                       ---------   ------------
Biodel Inc. (b)                                           35,100        598,104
                                                       ---------   ------------
Cadence Pharmaceuticals, Inc. (b)                         65,106        911,484
                                                       ---------   ------------
Endo Pharmaceuticals Holdings Inc. (b)                    41,415      1,284,279
                                                       ---------   ------------
Inspire Pharmaceuticals, Inc. (b)                         95,438        512,502
                                                       ---------   ------------
Johnson & Johnson                                         99,758      6,554,101
                                                       ---------   ------------
Lilly (Eli) and Co.                                       44,323      2,523,308
                                                       ---------   ------------
Matrixx Initiatives, Inc. (b)                             48,949        967,232
                                                       ---------   ------------
Medicines Co. (The) (b)(c)                                37,176        662,105
                                                       ---------   ------------
Pfizer Inc.                                              266,073      6,500,163
                                                       ---------   ------------
Wyeth                                                    113,249      5,045,243
                                                       ---------   ------------
                                                                     31,007,737
                                                                   ------------
   Total Domestic Common Stocks
      (Cost $171,007,373)                                           181,564,304
                                                                   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-23.85%
BRAZIL-0.48%
Drogasil S.A. (Drug Retail)                              141,520      1,156,557
                                                       ---------   ------------
CANADA-1.39%
Cardiome Pharma Corp. (Pharmaceuticals) (b)               93,171        879,534
                                                       ---------   ------------
MDS Inc. (Life Sciences Tools & Services) (c)            115,680      2,491,158
                                                       ---------   ------------
                                                                      3,370,692
                                                                   ------------
FRANCE-4.40%
Flamel Technologies S.A. -ADR
   (Pharmaceuticals) (b)(c)                               69,408        623,978
                                                       ---------   ------------
Ipsen S.A. (Pharmaceuticals)                              56,431      3,255,264
                                                       ---------   ------------
Sanofi-Aventis (Pharmaceuticals) (c)                      40,267      3,409,883
                                                       ---------   ------------
Sanofi-Aventis -ADR (Pharmaceuticals)                     79,734      3,382,316
                                                       ---------   ------------
                                                                     10,671,441
                                                                   ------------
GERMANY-2.96%
Gerresheimer A.G. (Life Sciences Tools & Services)
   (Acquired 06/08/07; Cost $2,032,560)(b)(d)             37,839      2,050,564
                                                       ---------   ------------
Merck KGaA (Pharmaceuticals) (c)                          23,804      2,871,906
                                                       ---------   ------------
Rhoen-Klinikum A.G. (Health Care Facilities)              70,296      2,250,593
                                                       ---------   ------------
                                                                      7,173,063
                                                                   ------------

                                                         SHARES        VALUE
                                                       ---------   ------------
JAPAN-0.61%
Shionogi & Co., Ltd. (Pharmaceuticals) (c)(f)             95,507   $  1,469,957
                                                       ---------   ------------

RUSSIA-0.24%
Pharmstandard -GDR (Pharmaceuticals)
   (Acquired 05/04/07; Cost $448,140)(b)(d)(g)            30,800        591,360
                                                       ---------   ------------
SPAIN-0.97%
Laboratorios Almirall S.A. (Pharmaceuticals) (b)         107,708      2,351,652
                                                       ---------   ------------
SWITZERLAND-8.40%
Novartis A.G. -ADR (Pharmaceuticals)                     176,971      9,726,326
                                                       ---------   ------------
Roche Holding A.G. (Pharmaceuticals)                      58,790     10,661,223
                                                       ---------   ------------
                                                                     20,387,549
                                                                   ------------
TURKEY-0.44%
EastPharma Ltd. -GDR (Pharmaceuticals)
   (Acquired 07/13/07; Cost $1,154,329)(b)(d)(g)         104,939        984,328
                                                       ---------   ------------
EastPharma Ltd. -GDR (Pharmaceuticals)(b)(g)               9,193         86,230
                                                       ---------   ------------
                                                                      1,070,558
                                                                   ------------
UNITED KINGDOM-3.96%
AstraZeneca PLC -ADR (Pharmaceuticals)                    34,082      1,706,486
                                                       ---------   ------------
Hikma Pharmaceuticals PLC (Pharmaceuticals)              163,658      1,406,380
                                                       ---------   ------------
Shire PLC -ADR (Pharmaceuticals)                          40,361      2,985,907
                                                       ---------   ------------
Smith & Nephew PLC (Health Care Equipment)               200,733      2,453,991
                                                       ---------   ------------
Whatman PLC (Industrial Machinery)                       276,210      1,052,572
                                                       ---------   ------------
                                                                      9,605,336
                                                                   ------------
   Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $53,234,930)                                             57,848,165
                                                                   ------------
MONEY MARKET FUNDS-0.98%
Liquid Assets Portfolio -Institutional Class(h)        1,194,184      1,194,184
                                                       ---------   ------------
Premier Portfolio -Institutional Class(h)              1,194,185      1,194,185
                                                       ---------   ------------
   Total Money Market Funds
      (Cost $2,388,369)                                               2,388,369
                                                                   ------------
TOTAL INVESTMENTS  (excluding investments
   purchased with cash collateral from
   securities on loan)-99.68%
   (Cost $226,630,672)                                              241,800,838
                                                                   ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-3.82%
Liquid Assets Portfolio -Institutional Class
   (Cost $9,260,477)(h)(i)                             9,260,477      9,260,477
                                                       ---------   ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Global Health Care Fund

                                                                       VALUE
                                                                   ------------
TOTAL INVESTMENTS-103.50%
   (Cost $235,891,149)                                             $251,061,315
                                                                   ------------
OTHER ASSETS LESS LIABILITIES-(3.50)%                                (8,496,858)
                                                                   ------------
NET ASSETS-100.00%                                                 $242,564,457
                                                                   ============

Investment Abbreviations:

ADR   --   American Depositary Receipt
GDR   --   Global Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $4,607,468, which represented 1.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at September 30, 2007 represented 0.40% of the Fund's Net Assets.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2007 represented 0.61% of the Fund's Net Assets. See Note 1A.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2007 was $1,661,918, which represented 0.69% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Global Health Care Fund
September 30, 2007
(Unauduted)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Global Health Care Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes

AIM V.I. Global Health Care Fund

E. FOREIGN CURRENCY TRANSLATIONS-(CONTINUED) in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                       VALUE     PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                                 12/31/06        COST           SALES        09/30/07     INCOME
--------------------------------   -----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio -
   Institutional Class             $11,818,248   $112,719,864   $(123,343,928)  $1,194,184   $450,889
                                   -----------   ------------   -------------   ----------   --------
Premier Portfolio -Institutional
   Class                            11,818,249    112,719,864    (123,343,928)   1,194,185    448,828
                                   -----------   ------------   -------------   ----------   --------
   SUBTOTAL                        $23,636,497   $225,439,728   $(246,687,856)  $2,388,369   $899,717
                                   ===========   ============   =============   ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                       VALUE     PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                                 12/31/06        COST           SALES         09/30/07     INCOME*
--------------------------------   -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class             $        --   $ 39,265,326   $ (30,004,849)  $ 9,260,477   $ 15,248
                                   -----------   ------------   -------------   -----------   --------
Premier Portfolio- Institutional
   Class                            10,037,792    104,288,385    (114,326,177)           --     48,534
                                   -----------   ------------   -------------   -----------   --------
   SUBTOTAL                        $10,037,792   $143,553,711   $(144,331,026)  $ 9,260,477   $ 63,782
                                   -----------   ------------   -------------   -----------   --------
   TOTAL INVESTMENTS IN
      AFFILIATES                   $33,674,289   $368,993,439   $(391,018,882)  $11,648,846   $963,499
                                   ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

AIM V.I. Global Health Care Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $8,767,793 were on loan to brokers. The loans were secured by cash collateral of $9,260,477 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $63,782 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $168,675,601 and $264,582,292, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 26,757,199
                                                               ------------
Aggregate unrealized (depreciation) of investment securities    (11,596,167)
                                                               ------------
Net unrealized appreciation of investment securities           $ 15,161,032
                                                               ============

Cost of investments for tax purposes is $235,900,283.

                        AIM V.I. GLOBAL REAL ESTATE FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIGRE-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Global Real Estate Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                        SHARES         VALUE
                                                      ----------   -------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS,
   COMMON STOCKS & OTHER EQUITY INTERESTS-61.56%

AUSTRALIA-12.82%
CFS Retail Property Trust (Retail) (b)(c)              1,003,000   $   2,123,652
GPT Group (Diversified) (b)                            1,180,200       5,362,925
Mirvac Group (Diversified) (b)(c)                        618,100       3,003,747
Stockland (Diversified) (b)(c)                           605,500       4,825,823
Westfield Group (Retail) (b)(c)                          319,200       6,133,885
                                                                   -------------
                                                                      21,450,032
                                                                   -------------
CANADA-3.11%
Boardwalk Real Estate Investment Trust
   (Residential)                                          53,500       2,548,003
Cominar Real Estate Investment Trust
   (Diversified)                                          20,400         439,107
H&R Real Estate Investment Trust
   (Diversified)                                          14,200         338,646
Primaris Retail Real Estate Investment
   Trust (Retail)                                         46,500         858,721
RioCan Real Estate Investment Trust
   (Retail)                                               40,200       1,011,672
                                                                   -------------
                                                                       5,196,149
                                                                   -------------
CHINA-0.61%
Agile Property Holdings Ltd. (Diversified)
   (b)                                                   488,000       1,021,558
                                                                   -------------
FINLAND-0.81%
Citycon Oyj (Retail) (c)                                 128,914         821,784
Sponda Oyj (Diversified)                                  38,440         534,488
                                                                   -------------
                                                                       1,356,272
                                                                   -------------
FRANCE-5.40%
Gecina S.A. (Diversified)                                  6,100       1,035,206
Klepierre (Retail)                                        33,600       1,927,700
Orco Property Group (Diversified) (b)(c)                   2,100         318,153
Unibail-Rodamco (Diversified) (b)(c)                      22,400       5,759,582
                                                                   -------------
                                                                       9,040,641
                                                                   -------------
HONG KONG-12.11%
China Overseas Land & Investment Ltd.
   (Residential)                                         648,000       1,478,695
China Overseas Land & Investment Ltd.
   -Wts., expriring 08/27/08 (Residential)
   (d)                                                    57,833          47,536
China Resources Land Ltd. (Residential) (b)              507,800       1,051,140
Hang Lung Properties Ltd. (Diversified) (b)              802,000       3,553,984
Hongkong Land Holdings Ltd. (Office) (b)                 439,000       1,981,139
Kerry Properties Ltd. (Diversified) (b)                  300,900       2,281,977

                                                        SHARES         VALUE
                                                      ----------   -------------
HONG KONG-(CONTINUED)
New World Development Co., Ltd. (Diversified)            921,400   $   2,548,218
Sun Hung Kai Properties Ltd. (Diversified) (b)           438,000       7,318,383
                                                                   -------------
                                                                      20,261,072
                                                                   -------------
ITALY-0.75%
Beni Stabili S.p.A. (Office)                             499,200         625,768
Risanamento S.p.A (Diversified) (d)                       84,200         635,811
                                                                   -------------
                                                                       1,261,579
                                                                   -------------
JAPAN-13.49%
AEON Mall Co., Ltd. (Retail) (c)                          20,500         626,412
Fukuoka REIT Corp. (Diversified) (b)                          62         510,397
GOLDCREST Co., Ltd. (Residential) (b)(c)                  16,020         733,501
Joint Corp. (Residential) (b)(c)                          10,000         265,263
Kenedix Realty Investment Corp.
   (Diversified) (b)                                          86         596,343
Mitsubishi Estate Co. Ltd. (Diversified) (b)             202,000       5,752,635
Mitsui Fudosan Co., Ltd. (Diversified) (b)               203,000       5,603,924
Nippon Building Fund Inc. (Office)                           105       1,526,528
Nippon Commercial Investment Corp.
   (Diversified) (b)(c)                                      138         596,276
Nomura Real Estate Office Fund, Inc.
   (Office) (b)                                               96         998,205
NTT Urban Development Corp. (Office) (b)(c)                  498       1,025,970
Sumitomo Realty & Development Co., Ltd.
   (Diversified) (b)                                      82,000       2,868,945
Tokyo Tatemono Co., Ltd. (Office) (b)                    116,000       1,471,855
                                                                   -------------
                                                                      22,576,254
                                                                   -------------
NEW ZEALAND-0.27%
Goodman Property Trust (Diversified) (b)                 384,100         450,687
                                                                   -------------
NORWAY-0.63%
Norwegian Property A.S.A. (Office)                        87,600       1,056,058
                                                                   -------------
SINGAPORE-2.49%
Capitaland Ltd. (Diversified) (b)                        356,000       1,947,205
CapitaMall Trust (Retail) (b)                            473,000       1,237,445
Keppel Land Ltd. (Diversified) (b)                       177,000         985,763
                                                                   -------------
                                                                       4,170,413
                                                                   -------------
SWEDEN-0.75%
Fabege A.B. (Office) (c)                                 104,800       1,248,258
                                                                   -------------

AIM V.I. Global Real Estate Fund

                                                        SHARES         VALUE
                                                      ----------   -------------
UNITED KINGDOM-8.32%
Big Yellow Group PLC (Self Storage)                       41,500   $     424,343
British Land Co. PLC (Diversified) (b)                   137,400       3,291,550
Capital & Regional PLC (Retail)                           72,300       1,088,760
Derwent London PLC (Office)                               59,300       2,033,503
Land Securities Group PLC (Diversified)                  100,400       3,455,222
Quintain Estates & Development PLC
   (Diversified)                                          59,900         906,932
Shaftesbury PLC (Diversified)                             96,200         975,293
Unite Group PLC (Specialty)                              159,900       1,181,878
Workspace Group PLC (Office)                              88,100         570,964
                                                                   -------------
                                                                      13,928,445
                                                                   -------------
   Total Foreign Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $80,096,401)                                             103,017,418
                                                                   -------------
DOMESTIC REAL ESTATE INVESTMENT TRUSTS & COMMON
   STOCKS-36.25%

DIVERSIFIED-2.12%
Vornado Realty Trust                                      32,500       3,553,875
                                                                   -------------
HEALTHCARE-3.40%
HCP, Inc.                                                 84,700       2,809,499
Ventas, Inc.                                              69,500       2,877,300
                                                                   -------------
                                                                       5,686,799
                                                                   -------------
INDUSTRIAL-2.97%
ProLogis                                                  74,914       4,970,544
                                                                   -------------
LODGING-RESORTS-3.02%
Host Hotels & Resorts Inc.                               147,389       3,307,409
LaSalle Hotel Properties                                  15,500         652,240
Starwood Hotels & Resorts Worldwide, Inc.                 18,000       1,093,500
                                                                   -------------
                                                                       5,033,149
                                                                   -------------
OFFICE-5.59%
Alexandria Real Estate Equities, Inc. (c)                 18,500       1,780,810
Boston Properties, Inc.                                    8,600         893,540
Brandywine Realty Trust                                   41,621       1,053,427
Brookfield Properties Corp.                               36,950         922,078
Douglas Emmett, Inc. (c)                                  57,900       1,431,867
SL Green Realty Corp.                                     28,100       3,281,237
                                                                   -------------
                                                                       9,362,959
                                                                   -------------
RESIDENTIAL-6.20%
Archstone-Smith Trust                                     36,600       2,201,124
AvalonBay Communities, Inc.                               14,500       1,711,870
BRE Properties, Inc.                                      19,100       1,068,263
Camden Property Trust                                     25,600       1,644,800
Equity Residential                                        41,200       1,745,232
Essex Property Trust, Inc.                                17,000       1,998,690
                                                                   -------------
                                                                      10,369,979
                                                                   -------------
RETAIL-10.96%
CBL & Associates Properties, Inc.                         20,800         729,040
Developers Diversified Realty Corp.                       44,400       2,480,628
Federal Realty Investment Trust                           26,600       2,356,760
General Growth Properties, Inc. (c)                       62,500       3,351,250
Kimco Realty Corp. (c)                                    59,400       2,685,474
Macerich Co. (The)                                        23,400       2,049,372
Simon Property Group, Inc.                                46,800       4,680,000
                                                                   -------------
                                                                      18,332,524
                                                                   -------------

                                                        SHARES         VALUE
                                                      ----------   -------------
SELF STORAGE-1.43%
Public Storage                                            30,500   $   2,398,825
                                                                   -------------
SPECIALTY-0.56%
Digital Realty Trust, Inc.                                23,600         929,604
                                                                   -------------
   Total Domestic Real Estate Investment Trusts &
      Common Stocks
      (Cost $45,337,393)                                              60,658,258
                                                                   -------------
MONEY MARKET FUNDS-2.27%
Liquid Assets Portfolio -Institutional
   Class(e)                                            1,902,003       1,902,003
Premier Portfolio -Institutional Class(e)              1,902,003       1,902,003
   Total Money Market Funds
      (Cost $3,804,006)                                                3,804,006
                                                                   -------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on loan)-
   100.08%
   (Cost $129,237,800)                                               167,479,682
                                                                   -------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-9.61%
Liquid Assets Portfolio Institutional Class
   (Cost $16,082,188)(e)(f)                           16,082,188      16,082,188
                                                                   -------------
TOTAL INVESTMENTS-109.69%
   (Cost $145,319,988)                                               183,561,870
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-(9.69)%                                (16,223,401)
                                                                   -------------
NET ASSETS-100.00%                                                 $ 167,338,469
                                                                   =============

Investment Abbreviations:

REIT -- Real Estate Investment Trust
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FTSE ERPA/NAREIT Global Real Estate Index, which is exclusively owned by the FTSE Group, the European Public Real Estate Association (ERPA), the National Association of Real Estate Investment Trusts (NAREIT) and Euronext Indices BV.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $73,071,912, which represented 43.67% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Global Real Estate Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Global Real Estate Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM V.I. Global Real Estate Fund

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Global Real Estate Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE     PURCHASES AT   PROCEEDS FROM      VALUE
FUND                         12/31/06        COST           SALES        09/30/07    DIVIDEND INCOME
----                        ----------   ------------   -------------   ----------   ---------------
Liquid Assets Portfolio -
   Institutional Class      $1,658,878    $27,602,502   $(27,359,377)   $1,902,003       $ 67,535
Premier Portfolio -
   Institutional Class       1,658,879     27,602,502    (27,359,378)    1,902,003         67,250
                            ----------    -----------   ------------    ----------       --------
   SUBTOTAL                 $3,317,757    $55,205,004   $(54,718,755)   $3,804,006       $134,785
                            ==========    ===========   ============    ==========       ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE     PURCHASES AT   PROCEEDS FROM      VALUE
FUND                         12/31/06        COST           SALES         09/30/07    DIVIDEND INCOME*
----                        ----------   ------------   -------------   -----------   ---------------
Liquid Assets Portfolio -
   Institutional Class      $       --   $ 86,691,323   $ (70,609,135)  $16,082,188       $  8,256
                            ----------   ------------   -------------   -----------       --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $3,317,757   $141,896,327   $(125,327,890)   19,886,194       $143,041
                            ==========   ============   =============   ===========       ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $15,429,578 were on loan to brokers. The loans were secured by cash collateral of $16,082,188 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $8,256 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Global Real Estate Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 $84,394,456 and $114,075,154, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $34,818,558
Aggregate unrealized (depreciation) of investment securities    (1,412,253)
                                                               -----------
Net unrealized appreciation of investment securities           $33,406,305
                                                               ===========

Cost of investments for tax purposes $150,155,565.

                       AIM V.I. GOVERNMENT SECURITIES FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIGOV-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Government Securities Fund

SCHEDULE OF INVESTMENTS (a)
September 30, 2007
(Unaudited)

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                ---------------   --------------
U.S. MORTGAGE-BACKED SECURITIES-57.11%
COLLATERALIZED MORTGAGE
   OBLIGATIONS-4.33%(b)
Fannie Mae REMICS,
   6.50%, 06/25/20                              $     575,091     $      580,721
   5.00%, 07/25/23                                    185,604            185,242
   6.00%, 08/25/30 to 10/25/30                      8,188,746          8,241,964
   5.50%, 07/25/34                                  4,463,038          4,468,711
Freddie Mac REMICS,
   5.50%, 01/15/11 to 07/15/24                     15,185,879         15,241,685
   4.50%, 03/15/14 to 11/15/16                        328,680            326,538
   7.50%, 01/15/16                                  4,050,328          4,193,976
   6.00%, 12/15/19 to 03/15/27                      8,103,858          8,193,503
   3.50%, 12/15/21                                  7,485,131          7,450,371
Government National Mortgage Association
   REMICS,
   4.25%, 01/20/27                                    222,011            220,971
                                                                  --------------
                                                                      49,103,682
                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-13.98%(b)
  Pass Through Ctfs.,
   8.00%, 05/01/08 to 09/01/36                     23,027,104         24,570,740
   6.00%, 11/01/08 to 02/01/34                     20,586,653         20,861,967
   6.50%, 12/01/08 to 09/01/2037                   68,217,200         69,721,467
   7.00%, 11/01/10 to 09/01/36                     30,194,425         31,473,098
   7.50%, 03/01/16 to 08/01/36                      7,837,360          8,158,002
   10.50%, 08/01/19                                     9,738             10,730
   8.50%, 09/01/20 to 08/01/31                      1,786,130          1,916,259
   10.00%, 03/01/21                                   159,556            178,808
   9.00%, 06/01/21 to 06/01/22                      1,162,720          1,248,706
   7.05%, 05/20/27                                    426,303            439,539
                                                                  --------------
                                                                     158,579,316
                                                                  --------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-29.53%
  Pass Through Ctfs.,
   6.00%, 05/01/09 to 03/01/37(b)                  34,806,988         35,285,046
   7.50%, 11/01/09 to 10/01/36(b)                  26,868,509         28,064,002
   6.50%, 10/01/10 to 07/01/37(b)                  64,098,177         65,692,417
   7.00%, 12/01/10 to 08/01/36(b)                  78,618,661         81,585,322
   8.00%, 06/01/12 to 07/01/37(b)                  26,218,713         27,702,494
   8.50%, 06/01/12 to 08/01/37(b)                  13,070,405         13,984,858
   10.00%, 09/01/13 to 03/01/16(b)                    124,997            134,298
   5.00%, 11/01/17 to 12/01/33(b)                   2,286,574          2,242,805
   5.50%, 03/01/21 to 03/01/22(b)                  20,523,547         20,480,666
   6.50%, 04/01/21                                 18,263,956         18,674,895
   6.75%, 07/01/24(b)                               1,923,410          1,990,568
   6.95%, 10/01/25 to 09/01/26(b)                     239,480            249,487

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                ---------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-(CONTINUED)
   7.00%, 09/01/37                              $   7,510,065     $    7,824,549
   Pass Through Ctfs., TBA,
   5.50%, 10/01/22(b)(c)                            8,303,000          8,283,542
   6.00%, 10/01/22(b)(c)                           22,518,000         22,817,073
                                                                  --------------
                                                                     335,012,022
                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (GNMA)-9.27%(b)
   Pass Through Ctfs.,
   9.00%, 09/15/08 to 12/20/16                        181,739            194,305
   7.50%, 09/15/08 to 05/15/37                     26,864,924         28,055,090
   6.50%, 09/20/08 to 01/15/37                     37,963,889         39,125,010
   9.38%, 06/15/09 to 12/15/09                        437,823            453,267
   8.00%, 07/15/12 to 01/15/37                      9,793,570         10,408,654
   6.75%, 08/15/13                                    166,906            172,045
   11.00%, 10/15/15                                     2,672              3,030
   9.50%, 09/15/16                                      3,800              4,119
   7.00%, 04/15/17 to 03/15/37                     15,636,482         16,368,177
   10.50%, 09/15/17 to 11/15/19                         4,928              5,613
   8.50%, 12/15/17 to 01/15/37                      2,995,814          3,212,165
   10.00%, 06/15/19                                    67,167             75,999
   6.00%, 06/20/20 to 08/15/33                      5,273,303          5,337,569
   6.95%, 08/20/25 to 08/20/27                      1,705,891          1,782,080
                                                                  --------------
                                                                     105,197,123
                                                                  --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $651,276,934)                                         647,892,143
                                                                  ==============
U.S. GOVERNMENT AGENCY
   SECURITIES-38.69%(b)
FEDERAL AGRICULTURAL MORTGAGE
   CORP.-1.87%
Medium Term Notes,
   5.40%, 12/14/11                                 10,000,000         10,018,600
   5.60%, 01/10/17                                 11,000,000         11,173,470
                                                                  --------------
                                                                      21,192,070
                                                                  --------------
FEDERAL FARM CREDIT BANK (FFCB)-9.62%
Bonds,
   5.75%, 01/18/11                                  2,000,000          2,078,960
   5.90%, 04/10/15                                  8,615,000          8,625,596
   5.70%, 06/08/15                                 42,500,000         42,444,750
   5.92%, 11/07/17                                  9,350,000          9,329,056
   5.99%, 08/14/18                                 14,845,000         14,771,666
   6.10%, 02/07/19                                  9,835,000          9,849,752
   6.15%, 10/05/20                                  6,000,000          5,978,760
   5.59%, 10/04/21                                 10,075,000         10,005,281
   5.75%, 01/18/22                                  2,775,000          2,761,153

AIM V.I. Government Securities Fund

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                ---------------   --------------
FEDERAL FARM CREDIT BANK (FFCB)-(CONTINUED)
Medium Term Notes,
   5.75%, 12/07/28,                             $   3,100,000     $    3,271,523
                                                                  --------------
                                                                     109,116,497
                                                                  --------------
FEDERAL HOME LOAN BANK (FHLB)-7.36%
Unsec. Bonds,
   5.60%, 06/09/20                                  2,150,000          2,099,862
   6.35%, 10/04/21                                  5,705,000          5,714,128
   6.15%, 01/03/22                                 32,000,000         31,693,120
   6.15%, 12/08/26                                 43,000,000         42,262,120
Unsec. Disc. Bonds,
   5.25%, 11/16/15 (d)                              1,705,000          1,707,404
                                                                  --------------
                                                                      83,476,634
                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)-7.82%
Unsec. Medium Term Notes,
   5.25%, 12/05/11                                 88,600,000         88,727,584
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-10.46%
Unsec. Bonds,
   6.50%, 11/25/25                                  4,762,000          4,771,715
Unsec. Global Bonds,
   6.63%, 11/15/30                                    700,000(e)         828,562
Unsec. Notes,
   6.00%, 04/19/13                                  7,303,000          7,313,589
   6.00%, 11/17/15                                  8,565,000          8,575,792
   6.13%, 03/21/16                                 22,695,000         22,749,695
   6.50%, 07/26/16                                 30,000,000         30,188,700
   6.38%, 12/28/20                                 29,466,000         29,515,208
   6.25%, 03/29/22                                 13,830,000         13,739,414
Unsec. Sub. Disc. Deb.,                             1,800,000            973,548
   7.37%, 10/09/19(f)
                                                                  --------------
                                                                     118,656,223
                                                                  --------------
PRIVATE EXPORT FUNDING CORP.-0.60%
Series G , Sec. Gtd. Notes,
   6.67%, 09/15/09                                  6,601,000          6,860,485
TENNESSEE VALLEY AUTHORITY-0.96%
Series A , Bonds,
   6.79%, 05/23/12                                  5,000,000          5,465,300
Series G , Global Bonds,
   5.38%, 11/13/08                                  5,347,000          5,400,042
                                                                  --------------
                                                                      10,865,342
                                                                  --------------
      Total U.S. Government Agency Securities
         (Cost $438,711,350)                                         438,894,835
                                                                  ==============
U.S. TREASURY SECURITIES-0.67%(b)

U.S. TREASURY BONDS-0.44%
   7.50%, 11/15/24                                  2,815,000(e)       3,661,245
   7.63%, 02/15/25                                    550,000            724,367
   6.88%, 08/15/25                                    500,000            616,640
                                                                       5,002,252
U.S. TREASURY STRIPS-0.23%
   6.79%, 11/15/18(f)                               4,405,000(e)       2,580,361
                                                                  --------------
      Total U.S. Treasury Securities
         (Cost $7,049,505)                                             7,582,613
                                                                  ==============

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                ---------------   --------------
BONDS & NOTES-0.34%(b)
SOVEREIGN DEBT-0.34%
Israel Government AID Bond
   (Israel), Gtd. Global
   Bonds, 5.13%, 11/01/24
   (Cost $3,834,447)                            $   3,800,000     $    3,832,832
                                                                  --------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-96.81%
   (Cost $1,100,872,236)                                           1,098,202,423
                                                                  ==============


                                                  REPURCHASE
                                                    AMOUNT
                                                ---------------
REPURCHASE AGREEMENTS-1.59%(g)
Barclays Capital Inc., Joint
  agreement dated 09/30/07,
  aggregate maturing value
  $750,320,000
  (collateralized by U.S.
  Government obligations
  valued at $765,000,001;
  4.50%-7.00%,
  01/01/18-09/01/37)
  5.12%, 10/01/07
    (Cost $18,015,676)                             18,023,363         18,015,676
                                                                  --------------
TOTAL INVESTMENTS-98.40%
  (Cost $1,118,887,912)                                            1,116,218,099
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-1.60%                                   18,164,229
                                                                  --------------
NET ASSETS-100.00%                                                $1,134,382,328
                                                                  ==============

Investment Abbreviations:
Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
Gtd.   -- Guaranteed
REMICS -- Real Estate Mortgage Investment ConduitS
Sec.   -- Secured
STRIPS -- Separately Traded Registered Interest and Principal Security
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2007 was $758,822,858, which represented 66.89% of the Fund's Net Assets. See Note 1A.

(c) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(d) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)  Principal amount equals value at period end.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Government Securities Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM V.I. Government Securities Fund

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN U.S. GOVERNMENT FUNDS- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted

AIM V.I. Government Securities Fund
     pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its

AIM V.I. Government Securities Fund
     market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                             VALUE      PURCHASES     PROCEEDS       VALUE    DIVIDEND
FUND                        12/31/06     AT COST     FROM SALES    09/30/07    INCOME
----                      -----------   ---------   ------------   --------   --------
Government & Agency
Portfolio-Institutional
   Class                  $96,350,746      $--      $(96,350,746)     $--      $28,871



NOTE 3 -- FUTURES CONTRACTS

On September 30, 2007, $4,216,000 principal amount of U.S. Government Agency and U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                           UNREALIZED
                              NUMBER OF       MONTH/          VALUE       APPRECIATION
          CONTRACT            CONTRACTS     COMMITMENT      09/30/07     (DEPRECIATION)
---------------------------   ---------   -------------   ------------   --------------
U.S. Treasury 5 Year Notes       865      Dec.-07/Long    $ 92,582,031    $   230,898
U.S. Treasury 10 Year Notes      698      Dec.-07/Long      76,278,313        445,588
U.S. Treasury 30 Year Bonds      888      Dec.-07/Long      98,873,250     (1,398,779)
                                                           267,733,594       (722,293)
U.S. Treasury 2 Year Notes        23      Dec.-07/Short     (4,762,078)        (5,443)
                                                          ------------    -----------
                                                          $262,971,516    $  (727,736)
                                                          ------------    -----------

AIM V.I. Government Securities Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $15,531,479 and $30,747,686, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $ 3,522,213
Aggregate unrealized (depreciation) of investment securities           (6,192,026)
                                                                      -----------
Net unrealized appreciation (depreciation) of investment securities   $(2,669,813)
                                                                      ===========

Cost of investments is the same for tax and financial statement purposes.

                            AIM V.I. HIGH YIELD FUND

          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com              VIHYI-QTR-1 9/07            A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2007
(Unaudited)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
BONDS & NOTES-88.98%
AEROSPACE & DEFENSE-1.63%
DRS Technologies, Inc.,
   Sr. Unsec. Conv. Putable Notes,
   2.00%, 02/01/11
   (Acquired 01/30/06; Cost
   $110,000)(b)(d)                                      $  110,000   $   118,800
   Sr. Unsec. Gtd. Notes,
   6.63%, 02/01/16(b)                                      165,000       165,000
Hawker Beechcraft Acquisition Co., LLC/ Hawker
   Beechcraft Notes Co.,
   Sr. Notes,
   8.50%, 04/01/15 (Acquired
   03/16/07-04/11/07; Cost
   $92,700)(b)(d)                                           90,000        92,475
   Sr. Sub. Notes,
   9.75%, 04/01/17 (Acquired
   03/16/07-04/11/07; Cost
   $157,350)(b)(c)(d)                                      150,000       154,125
Hexcel Corp., Sr. Unsec.
   Sub. Global Notes, 6.75%,
   02/01/15(b)                                             432,000       430,920
                                                                     -----------
                                                                         961,320
                                                                     -----------
AIRLINES-0.63%
Continental Airlines Inc.,
   Unsec. Unsub. Notes,
   8.75%, 12/01/11(b)(c)                                   185,000       178,987
Delta Air Lines Inc.-Series
   2002-1, Class C, Pass
   Through Ctfs., 7.78%,
   01/02/12(b)                                             134,274       133,267
United AirLines, Inc.-Class
   B, Gtd. Pass Through Ctfs
   Global Notes, 7.34%,
   07/02/19 (Acquired
   06/19/07; Cost
   $60,000)(b)(d)                                           60,000        58,050
                                                                     -----------
                                                                         370,304
                                                                     -----------
ALTERNATIVE CARRIERS-1.07%
Level 3 Financing Inc.,
   Sr. Unsec. Gtd. Unsub. Floating Rate Global Notes,
   9.15%, 02/15/15(b)(e)                                    65,000        62,562
   Sr. Unsec. Gtd. Unsub. Global Notes,
   9.25%, 11/01/14(b)                                      305,000       301,950
   8.75%, 02/15/17(b)                                      275,000       266,750
                                                                     -----------
                                                                         631,262
                                                                     -----------
ALUMINUM-1.51%
Century Aluminum Co., Sr
   Unsec. Gtd. Global Notes,
   7.50%, 08/15/14(b)                                      228,000       230,850
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
ALUMINUM-(CONTINUED)
Novelis Inc. (Canada), Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 02/15/15(b)(c)                                $  674,000   $   657,150
                                                                     -----------
                                                                         888,000
                                                                     -----------
APPAREL RETAIL-0.81%
Payless ShoeSource, Inc.,
   Sr. Unsec. Gtd. Sub.
   Global Notes, 8.25%,
   08/01/13(b)                                             485,000       475,300
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY
   GOODS-2.37%
American Achievement Corp.,
   Sr. Unsec. Gtd. Sub.
   Global Notes, 8.25%,
   04/01/12(b)                                             205,000       204,488
Broder Brothers Co.-Series
   B, Sr. Unsec. Gtd. Global
   Notes, 11.25%, 10/15/10(b)                              426,000       374,348
Levi Strauss & Co., Sr.
   Unsec. Unsub. Global
   Notes, 8.88%,
   04/01/16(b)(c)                                          395,000       409,812
Perry Ellis International,
   Inc.-Series B, Sr. Unsec.
   Gtd. Sub. Global Notes,
   8.88%, 09/15/13(b)                                      212,000       213,060
Warnaco Inc., Sr. Unsec.
   Global Notes, 8.88%,
   06/15/13(b)                                             187,000       197,986
                                                                     -----------
                                                                       1,399,694
                                                                     -----------
AUTO PARTS & EQUIPMENT-2.78%
American Axle &
   Manufacturing Inc., Sr.
   Unsec. Gtd. Notes, 7.88%,
   03/01/17(b)                                              65,000        62,563
Cooper-Standard Automotive
   Inc., Sr. Unsec. Gtd.
   Global Notes, 7.00%,
   12/15/12(b)                                             240,000       222,000
Lear Corp.,
   -Series B,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/13(b)                                      185,000       178,756
   8.75%, 12/01/16(b)                                      240,000       228,000
Tenneco Inc., Sr. Unsec.                                   160,000       162,400
   Gtd. Sub. Global Notes,
   8.63%, 11/15/14(b)(c)
TRW Automotive Inc., Sr.
   Unsec. Gtd. Notes, 7.25%,
   03/15/17 (Acquired
   03/14/07-07/18/07; Cost
   $351,251)(b)(d)                                         370,000       360,750
Visteon Corp.,
   Sr. Unsec. Global Notes,
   8.25%, 08/01/10(b)(c)                                   160,000       141,800

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
AUTO PARTS & EQUIPMENT-(CONTINUED)
  Sr. Unsec. Notes,
   7.00%, 03/10/14(b)                                   $  360,000   $   282,150
                                                                     -----------
                                                                       1,638,419
                                                                     -----------
AUTOMOBILE MANUFACTURERS-1.94%
Ford Motor Co., Unsec.
   Global Notes, 7.45%,
   07/16/31(b)(c)                                          250,000       199,375
General Motors Corp.,
   Global Notes,
   7.20%, 01/15/11(b)(c)                                   325,000       312,000
   Sr. Unsec. Unsub. Global Deb.,
   8.38%, 07/15/33(b)(c)                                   710,000       631,900
                                                                     -----------
                                                                       1,143,275
                                                                     -----------
BROADCASTING & CABLE TV-5.64%
CanWest MediaWorks Inc.
   (Canada), Sr. Unsec. Gtd.
   Sub. Global Notes, 8.00%,
   09/15/12(b)                                              14,000        13,860
CCH I Holdings LLC,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   11.13%, 01/15/14(b)                                     310,000       284,425
   12.13%, 01/15/15(b)(f)                                  125,000       117,812
CCH I Holdings LLC/CCH I
   Holdings Capital Corp.,
   Sr. Sec. Gtd. Global
   Notes, 11.00%, 10/01/15(b)                              250,000       254,375
Clear Channel Communications
   Inc., Sr. Notes, 5.50%,
   09/15/14(b)                                             400,000       313,580
CSC Holdings, Inc.-Series B,
   Sr. Unsec. Notes, 7.63%,
   04/01/11(b)                                             272,000       274,720
Echostar DBS Corp.,
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 10/01/14(b)                                      260,000       263,575
   7.13%, 02/01/16(b)                                       65,000        67,600
Hughes Network Systems
   LLC/HNS Finance Corp., Sr.
   Unsec. Gtd. Global Notes,
   9.50%, 04/15/14(b)                                      250,000       253,750
Mediacom Broadband
   LLC/Corp., Sr. Unsec.
   Global Notes, 8.50%,
   10/15/15(b)                                             275,000       276,375
Radio One, Inc.-Series B,,
   Sr. Unsec. Gtd. Sub.
   Global Notes,, 8.88%,
   07/01/11(b)                                             325,000       322,969
Rainbow National Services
   LLC, Sr. Notes, 8.75%,
   09/01/12 (Acquired
   08/13/04-09/22/06; Cost
   $556,527)(b)(d)                                         538,000       560,865
Videotron Ltee (Canada), Sr.
  Unsec. Gtd. Global Notes,
  6.88%, 01/15/14(b)                                       212,000       210,410
Virgin Media Finance PLC,
   Sr. Unsec. Gtd. Global
   Notes, 8.75%, 04/15/14(b)                               105,000       109,200
                                                                     -----------
                                                                       3,323,516
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
BUILDING PRODUCTS-1.68%
Associated Materials Inc.,
   Sr. Unsec. Disc. Global
   Notes, 11.25%,
   03/01/14(b)(c)(f)                                    $  705,000   $   447,675
Building Materials Corp. of
   America, Sr. Sec. Gtd
   Global Notes, 7.75%,
   08/01/14(b)                                             260,000       236,600
Goodman Global Holdings
   Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.88%,
   12/15/12(b)                                             305,000       303,475
                                                                     -----------
                                                                         987,750
                                                                     -----------
CASINOS & GAMING-2.37%
Great Canadian Gaming Corp.
   (Canada), Sr. Unsec. Gtd.
   Sub. Notes, 7.25%,
   02/15/15 (Acquired
   02/07/07-03/21/07; Cost
   $190,675)(b)(d)                                         190,000       190,950
Isle of Capri Casinos, Inc.,
   Sr. Unsec. Gtd. Sub.
   Global Notes, 7.00%,
   03/01/14(b)                                             365,000       330,325
MGM Mirage,
   Sr. Gtd. Notes,
   7.50%, 06/01/16(b)                                      190,000       190,000
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15(b)                                      273,000       260,032
Station Casinos, Inc.,
   Sr. Unsec. Notes,
   7.75%, 08/15/16(b)                                      120,000       120,000
   Sr. Unsec. Sub. Global Notes,
   6.63%, 03/15/18(b)                                      190,000       160,313
Wimar Opco LLC/Wimar Finance
   Corp., Sr. Sub. Notes,
   9.63%, 12/15/14 (Acquired
   08/07/07; Cost
   $158,413)(b)(d)                                         190,000       146,300
                                                                     -----------
                                                                       1,397,920
                                                                     -----------
COAL & CONSUMABLE FUELS-0.39%
James River Coal Co., Sr.
   Unsec. Gtd. Notes, 9.38%,
   06/01/12(b)(c)                                           65,000        51,513
Massey Energy Co., Sr.
   Unsec. Gtd. Global Notes,
   6.63%, 11/15/10(b)                                      180,000       175,950
                                                                     -----------
                                                                         227,463
                                                                     -----------
COMMERCIAL PRINTING-0.70%
Quebecor World Capital Corp.
   (Canada), Sr. Notes,
   8.75%, 03/15/16 (Acquired
   12/06/06-04/05/07; Cost
   $279,475)(b)(d)                                         290,000       265,350
Quebecor World Inc.
   (Canada), Sr. Notes,
   9.75%, 01/15/15 (Acquired
   06/29/07; Cost
   $153,000)(b)(d)                                         150,000       144,750
                                                                     -----------
                                                                         410,100
                                                                     -----------
COMMODITY CHEMICALS-0.58%
Equistar Chemicals
   L.P./Equistar Funding
   Corp., Sr. Unsec. Gtd.
   Global Notes, 10.13%,
   09/01/08(b)                                               9,000         9,360

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMODITY CHEMICALS-(CONTINUED)
Koppers Holdings Inc., Sr.
   Unsec. Sub. Disc. Global
   Notes, 9.88%,
   11/15/14(b)(f)                                       $  390,000   $   335,400
                                                                     -----------
                                                                         344,760
                                                                     -----------
COMMUNICATIONS EQUIPMENT-0.21%
MasTec, Inc., Sr. Unsec.
   Gtd. Global Notes, 7.63%,
   02/01/17(b)                                              65,000        63,863
Superior Essex
   Communications LLC/Essex
   Group Inc., Sr. Global
   Notes, 9.00%, 04/15/12(b)                                60,000        59,550
                                                                     -----------
                                                                         123,413
                                                                     -----------
CONSTRUCTION & ENGINEERING-0.54%
Great Lakes Dredge & Dock
   Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.75%,
   12/15/13(b)                                             331,000       319,415
                                                                     -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.84%
Esco Corp., Sr. Unsec. Gtd.
   Notes, 8.63%, 12/15/13
   (Acquired 12/12/06; Cost
   $55,000)(b)(d)                                           55,000        54,313
Titan International, Inc.,
   Sr. Unsec. Gtd. Global
   Notes, 8.00%, 01/15/12(b)                               435,000       438,806
                                                                     -----------
                                                                         493,119
                                                                     -----------
CONSTRUCTION MATERIALS-0.69%
Texas Industries, Inc., Sr.
   Unsec. Global Notes,
   7.25%, 07/15/13(b)                                       65,000        65,000
U.S. Concrete, Inc., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 8.38%, 04/01/14(b)                               365,000       341,275
                                                                     -----------
                                                                         406,275
                                                                     -----------
CONSUMER ELECTRONICS-0.32%
NXP BV/NXP Funding LLC
   (Netherlands), Sr. Sec.
   Gtd. Global Notes, 7.88%,
   10/15/14(b)                                             195,000       188,663
                                                                     -----------
CONSUMER FINANCE-3.96%
Ford Motor Credit Co. LLC,
   Sr. Notes,
   9.88%, 08/10/11(b)                                      120,000       122,402
   Sr. Unsec. Notes,
   8.63%, 11/01/10(b)                                      490,000       485,267
   8.00%, 12/15/16(b)                                      125,000       117,825
   Unsub. Global Notes,
   7.00%, 10/01/13(b)                                      770,000       704,542
General Motors Acceptance Corp. LLC,
   Global Bonds,
   8.00%, 11/01/31(b)                                      575,000       565,656
   Global Notes,
   6.75%, 12/01/14(b)                                      180,000       165,775
KAR Holdings Inc., Sr.
   Unsec. Gtd. Unsb. Notes,
   8.75%, 05/01/14 (Acquired
   04/13/07-07/13/07; Cost
   $176,400)(b)(d)                                         180,000       174,150
                                                                     -----------
                                                                       2,335,617
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
DATA PROCESSING & OUTSOURCED SERVICES-0.45%
Iron Mountain Inc., Sr.
   Unsec. Gtd. Sub. Notes,
   7.75%, 01/15/15(b)                                   $  245,000   $   245,612
Sungard Data Systems Inc.,
   Sr. Unsec. Gtd. Global
   Notes, 9.13%, 08/15/13(b)                                21,000        22,050
                                                                     -----------
                                                                         267,662
                                                                     -----------
DISTILLERS & VINTNERS-0.50%
Constellation Brands, Inc.,
   Sr. Notes, 7.25%, 05/15/17 (Acquired
   05/09/07-08/08/07; Cost
   $283,200)(b)(d)                                         290,000       293,625
                                                                     -----------
DIVERSIFIED CHEMICALS-0.69%
Ineos Group Holdings PLC
   (United Kingdom), Sr.
   Unsec. Sub. Notes, 8.50%,
   02/15/16 (Acquired
   07/13/07-07/20/07; Cost
   $291,750)(b)(d)                                         305,000       292,800
Innophos Inc., Sr. Unsec.
   Gtd. Sub. Global Notes,
   8.88%, 08/15/14(b)                                      115,000       116,150
                                                                     -----------
                                                                         408,950
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.91%
Aramark Corp., Sr. Unsec.
   Gtd. Global Note, 8.50%,
   02/01/15(b)                                             125,000       128,594
GEO Group, Inc. (The), Sr.
   Unsec. Global Notes,
   8.25%, 07/15/13(b)                                      408,000       414,120
Mobile Services Group Inc.,
   Sr. Notes, 9.75%, 08/01/14
   (Acquired 07/20/06; Cost
   $60,000)(b)(d)                                           60,000        60,225
Travelport LLC,
   Sr. Unsec. Gtd. Global Notes,
   9.88%, 09/01/14(b)                                      380,000       388,550
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 09/01/16(b)                                     125,000       131,250
                                                                     -----------
                                                                       1,122,739
                                                                     -----------
DIVERSIFIED METALS & MINING-0.95%
Aleris international Inc.,
   Sr. Unsec. Gtd. PIK Global
   Note, 9.00%, 12/15/14(b)                                370,000       345,950
FMG Finance Pty. Ltd.
   (Austria), Sr. Sec. Note,
   10.63%, 09/01/16 (Acquired
   09/10/07-09/12/07; Cost
   $209,250)(b)(d)                                         180,000       212,850
                                                                     -----------
                                                                         558,800
                                                                     -----------
ELECTRIC UTILITIES-2.66%
Edision Mission Energy, Sr.
   Notes, 7.00%, 05/15/17 (Acquired
   08/08/07-09/27/07; Cost
   $307,950)(b)(d)                                         320,000       316,800
Edison Mission Energy, Sr.
   Unsec. Notes, 7.75%,
   06/15/16(b)                                             155,000       161,588
LSP Energy L.P./LSP
   Batesville Funding
   Corp.-Series C, Sr. Sec.
   Bonds, 7.16%, 01/15/14(b)                               156,414       159,275

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
ELECTRIC UTILITIES-(CONTINUED)
Mirant North America, LLC,
   Sr. Unsec. Gtd. Global
   Notes, 7.38%, 12/31/13(b)                            $  185,000   $   189,625
Reliant Energy, Inc., Sr.
   Sec. Gtd. Notes, 6.75%,
   12/15/14(b)                                             460,000       468,625
Tenaska Alabama Partners
   L.P., Sr. Sec. Notes,
   7.00%, 06/30/21 (Acquired
   12/12/06-05/21/07; Cost
   $271,744)(b)(d)                                         268,669       270,684
                                                                     -----------
                                                                       1,566,597
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT-0.62%
Baldor Electric Co., Sr
   Unsec. Gtd. Notes, 8.63%,
   02/15/17(b)                                             180,000       189,900
NXP BV/NXP Funding LLC
   (Netherlands), Sr. Unsec.
   Gtd. Unsub. Global Notes,
   9.50%, 10/15/15(b)(c)                                   190,000       178,600
                                                                     -----------
                                                                         368,500
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES-0.46%
Sanmina-SCI Corp., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 6.75%,
   03/01/13(b)(c)                                          310,000       273,575
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES-0.22%
Allied Waste North America,
   Inc.-Series B, Sr. Sec.
   Gtd. Global Notes, 7.13%,
   05/15/16(b)(c)                                          125,000       127,813
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.60%
Mosaic Co. (The),
   Sr. Notes,
   7.38%, 12/01/14 (Acquired
   11/16/06-08/24/07; Cost
   $140,400)(b)(d)                                         140,000       148,050
   7.63%, 12/01/16 (Acquired
   11/16/06-08/07/07; Cost
   $190,975)(b)(d)                                         190,000       203,300
                                                                     -----------
                                                                         351,350
                                                                     -----------
FOREST PRODUCTS-0.26%
Millar Western Forest
   Products Ltd. (Canada),
   Sr. Unsec. Global Notes,
   7.75%, 11/15/13(b)                                      195,000       153,075
                                                                     -----------
GAS UTILITIES-0.29%
SEMCO Energy, Inc., Sr.
   Global Notes, 7.75%,
   05/15/13(b)                                             168,000       172,200
                                                                     -----------
GENERAL MERCHANDISE STORES-0.39%
Pantry, Inc. (The), Sr. Gtd.
   Sub. Global Notes, 7.75%,
   02/15/14(b)                                             235,000       228,538
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
HEALTH CARE EQUIPMENT-0.14%
Viant Holdings Inc., Sr.
   Unsec. Gtd. Sub. Notes,
   10.13%, 07/15/17 (Acquired
   06/25/07; Cost
   $87,870)(b)(d)(g)                                    $   87,000   $    83,520
                                                                     -----------
HEALTH CARE FACILITIES-2.64%
Community Health Systems
   Inc., Sr. Notes, 8.88%,
   07/15/15 (Acquired
   07/30/07-08/07/07; Cost
   $344,263)(b)(d)                                         350,000       363,125
HCA, Inc.,
   Sr. Sec. Notes,
   9.13%, 11/15/14 (Acquired
   11/09/06-01/05/07; Cost
   $147,425)(b)(d)                                         140,000       148,400
   9.25%, 11/15/16 (Acquired
   11/09/06-07/31/07; Cost
   $627,163)(b)(d)                                         600,000       642,000
   Sr. Unsec. Bonds,
   7.50%, 11/06/33(b)                                      165,000       137,775
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15(b)                                       55,000        47,369
   Sr. Unsec. Notes,
   6.25%, 02/15/13(b)                                       21,000        18,742
Tenet Healthcare Corp.,
   Sr. Unsec. Notes,
   6.38%, 12/01/11(b)                                      204,000       179,520
   7.38%, 02/01/13(b)                                       21,000        17,903
                                                                     -----------
                                                                       1,554,834
                                                                     -----------
HEALTH CARE SERVICES-0.88%
Omnicare, Inc., Sr. Unsec.
   Gtd. Sub. Notes, 6.88%,
   12/15/15(b)                                             110,000       104,225
Rural/Metro Corp., Sr. Gtd.
   Sub. Global Notes, 9.88%,
   03/15/15(b)                                              56,000        52,920
Universal Hospital Services
   Inc., Sr. Sec. PIK Bonds,
   8.50%, 06/01/15 (Acquired
   05/22/07; Cost
   $65,000)(b)(d)                                           65,000        64,431
US Oncology, Inc., Sr.
   Unsec. Gtd. Global Notes,
   9.00%, 08/15/12(b)                                      295,000       298,688
                                                                     -----------
                                                                         520,264
                                                                     -----------
HOMEBUILDING-0.24%
TOUSA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10(b)                                      223,000       141,048
                                                                     -----------
HOMEFURNISHING RETAIL-0.14%
Rent-A-Center Inc.-Series B,
   Sr. Unsec. Gtd. Sub.
   Global Notes, 7.50%,
   05/01/10(b)                                              90,000        85,613
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES-0.82%
NCL Corp., Sr. Unsec. Unsub.
   Global Notes, 10.63%,
   07/15/14(b)                                             476,000       480,760
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
HOUSEWARES & SPECIALTIES-0.53%
Yankee Acquisition
   Corp.-Series B, Sr. Gtd.
   Sub. Global Notes, 8.50%,
   02/15/15(b)                                          $  320,000   $   313,600
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.41%
AES Corp. (The), Sr. Sec.
   Second Priority Notes,
   8.75%, 05/15/13 (Acquired
   09/13/07; Cost
   $3,882,175)(b)(d)                                       260,000       273,650
AES Red Oak LLC-Series A,
   Sr. Sec. Bonds, 8.54%,
   11/30/19(b)                                             410,983       439,752
Calpine Canada Energy Finace
   ULC (Canada), Sr. Unsec.
   Gtd. Notes, 8.50%,
   05/01/08 (Acquired
   08/08/07; Cost
   $182,400)(b)(d)                                         160,000       178,000
Dynegy Holdings Inc., Sr.
   Unsec. Notes, 7.75%,
   06/01/19 (Acquired
   05/17/07-07/16/07; Cost
   $298,000)(b)(d)                                         310,000       301,087
Mirant Americas Generation
   LLC, Sr. Unsec. Notes,
   8.50%, 10/01/21(b)                                      185,000       180,375
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Notes,
   7.38%, 02/01/16(b)                                      160,000       161,400
   7.38%, 01/15/17(b)                                      475,000       477,969
                                                                     -----------
                                                                       2,012,233
                                                                     -----------
INDUSTRIAL CONGLOMERATES-0.56%
Indalex Holding Corp.-Series
   B, Sr. Sec. Gtd. Global
   Notes, 11.50%, 02/01/14(b)                              130,000       122,525
TransDigm Inc., Sr. Unsec.
   Gtd. Sub. Global Notes,
   7.75%, 07/15/14(b)                                      205,000       208,587
                                                                     -----------
                                                                         331,112
                                                                     -----------
INDUSTRIAL MACHINERY-0.67%
Columbus McKinnon Corp., Sr.
   Sub. Global Notes, 8.88%,
   11/01/13(b)                                             158,000       164,715
Stewart & Stevenson LLC, Sr.
   Unsec. Gtd. Global Notes,
   10.00%, 07/15/14(b)                                     225,000       230,062
                                                                     -----------
                                                                         394,777
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES-3.38%
Ciitizens Communications
   Co., Sr. Unsec. Global
   Notes, 7.88%, 01/15/27(b)                               325,000       319,313
Hawaiian Telcom
   Communications Inc.-Series
   B, Sr. Unsec. Gtd. Global
   Notes, 9.75%,
   05/01/13(b)(c)                                          320,000       327,600
Intelsat Intermediate
   Holding Co. Ltd.
   (Bermuda), Sr. Unsec. Gtd.
   Disc. Global Notes, 9.25%,
   02/01/15(b)(f)                                          690,000       569,250

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)
Qwest Communications
   International Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 02/15/11(b)                                   $  625,000   $   635,937
Windstream corp., Sr. Unsec.
   Gtd. Unsub. Global Notes,
   8.13%, 08/01/13(b)                                      130,000       138,125
                                                                     -----------
                                                                       1,990,225
                                                                     -----------
INVESTMENT BANKING & BROKERAGE-0.54%
E*TRADE Financial Corp.,
   Sr. Unsec. Global Notes,
   8.00%, 06/15/11(b)                                      195,000       195,000
   Sr. Unsec. Notes,
   7.88%, 12/01/15(b)                                      130,000       122,850
                                                                     -----------
                                                                         317,850
                                                                     -----------
METAL & GLASS CONTAINERS-0.10%
Owens-Brockway Glass
   Container Inc., Sr. Unsec.
   Gtd. Global Notes, 8.25%,
   05/15/13(b)                                              56,000        58,450
                                                                     -----------
MORTGAGE REIT'S-0.88%
Thornburg Mortgage Inc., Sr.
   Unsec. Global Notes,
   8.00%, 05/15/13(b)(c)                                   590,000       519,200
                                                                     -----------
MOVIES & ENTERTAINMENT-1.39%
AMC Entertainment Inc., Sr.
   Unsec. Sub. Global Notes,
   8.00%, 03/01/14(b)                                      180,000       171,675
Cinemark Inc., Sr. Unsec.
   Disc. Global Notes, 9.75%,
   03/15/14(b)(f)                                          345,000       329,475
Marquee Holdings Inc., Sr.
   Unsec. Disc. Global Notes,
   12.00%, 08/15/14(b)(f)                                  375,000       319,687
                                                                     -----------
                                                                         820,837
                                                                     -----------
MULTI-LINE INSURANCE-0.42%
Crum & Forster Holdings
   Corp., Sr. Unsec. Global
   Notes, 7.75%, 05/01/17(b)                               255,000       249,263
                                                                     -----------
MULTI-SECTOR HOLDINGS-0.14%
Leucadia National Corp., Sr.
   Unsec. Notes, 8.13%,
   09/15/15(b)                                              80,000        80,847
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES-2.93%
Allis-Chalmers Energy Inc.,
   Sr. Unsec. Gtd. Global
   Notes, 8.50%, 03/01/17(b)                               255,000       247,350
Basic Energy Services Inc.,
   Sr. Unsec. Gtd. Global
   Notes, 7.13%, 04/15/16(b)                               200,000       196,000
Calfrac Holdings L.P., Sr.
   Notes, 7.75%, 02/15/15
   (Acquired 02/07/07; Cost
   $620,000)(b)(d)                                         620,000       602,950

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)
CHC Helicopter Corp.
   (Canada), Sr. Unsec. Gtd.
   Sub. Global Notes, 7.38%,
   05/01/14(b)                                          $  195,000   $   186,712
Compagnie Generale de
   Geophysique-Veritas
   (France), Sr. Unsec. Gtd.
   Global Notes, 7.75%,
   05/15/17(b)                                             245,000       253,575
Complete Production
   Services, Inc., Sr. Unsec.
   Gtd. Global Notes, 8.00%,
   12/15/16(b)                                              60,000        59,850
PHI Inc., Sr. Unsec. Gtd
   Global Notes, 7.13%,
   04/15/13(b)                                             185,000       178,525
                                                                     -----------
                                                                       1,724,962
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION-5.09%
Chaparral Energy Inc.,
   Sr. Notes,
   8.88%, 02/01/17
   (Acquired
   02/06/07-08/02/07; Cost
   $293,750)(b)(d)                                         295,000       278,406
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/15(b)                                      130,000       122,525
Cimarex Energy Co., Sr.                                    315,000       313,819
   Unsec. Gtd. Notes, 7.13%,
   05/01/17(b)
Clayton Williams Energy,
   Inc., Sr. Unsec. Gtd.
   Global Notes, 7.75%,
   08/01/13(b)                                             130,000       123,175
Delta Petroleum Corp., Sr.
   Unsec. Gtd. Global Notes,
   7.00%, 04/01/15(b)                                      445,000       382,700
Encore Acquisition Co., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 6.00%, 07/15/15(b)                               375,000       341,250
Forest Oil Corp., Sr. Notes,
   7.25%, 06/15/19 (Acquired
   06/01/07; Cost
   $130,000)(b)(d)                                         130,000       131,950
Mariner Energy Inc., Sr.
   Unsec. Gtd. Notes, 8.00%,
   05/15/17(b)                                              65,000        63,700
OPTI Canada Inc. (Canada),
   Sr. Sec. Gtd. Notes,
   8.25%, 12/15/14 (Acquired
   02/14/07; Cost
   $396,625)(b)(d)                                         380,000       385,225
Quicksilver Resources Inc.,
   Sr. Unsec. Gtd. Sub.
   Notes, 7.13%, 04/01/16(b)                               160,000       159,200
Sabine Pass LNG, L.P, Sr.
   Sec. Global Notes, 7.25%,
   11/30/13(b)                                             425,000       422,875
Whiting Petroleum Corp., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 7.00%, 02/01/14(b)                               280,000       272,300
                                                                     -----------
                                                                       2,997,125
                                                                     -----------
OIL & GAS REFINING & MARKETING-0.66%
Petroplus Finance Ltd.
   (Switzerland), Sr. Gtd.
   Notes, 6.75%, 05/01/14
   (Acquired 09/06/07; Cost
   $70,500)(b)(d)                                           75,000        72,750

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
OIL & GAS REFINING & MARKETING-(CONTINUED)
United Refining Co.-Series
   2, Sr. Unsec. Gtd. Global
   Notes, 10.50%, 08/15/12(b)                           $  300,000   $   313,500
                                                                     -----------
                                                                         386,250
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION-1.63%
Copano Energy LLC, Sr.
   Unsec. Gtd. Global Notes,
   8.13%, 03/01/16(b)                                      410,000       420,250
MarkWest Energy Partners L.P./ MarkWest Energy
   Finance Corp.,
   -Series B,
   Sr. Unsec. Gtd. Global Notes,
   6.88%, 11/01/14(b)                                      304,000       283,480
   8.50%, 07/15/16(b)                                      195,000       193,537
Williams Partners
   L.P./Williams Partners
   Finance Corp., Sr. Unsec.
   Gtd. Global Notes, 7.25%,
   02/01/17(b)                                              60,000        61,800
                                                                     -----------
                                                                         959,067
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.87%
NSG Holdings LLC/ NSG
   Holdings Inc., Sr. Sec.
   Notes, 7.75%, 12/15/25
   (Acquired 03/06/07; Cost
   $60,000)(b)(d)                                           60,000        59,700
R esidential Capital Corp.,,
   Sr. Unsec. Gtd. Notes,,
   7.00%, 02/22/11(b)                                      195,000       159,081
Residential Capital LLC, Sr.
   Unsec Gtd. Floating Rate
   Notes, 6.22%,
   06/09/08(b)(e)                                          320,000       293,720
                                                                     -----------
                                                                         512,501
                                                                     -----------
PACKAGED FOODS & MEATS-0.12%
Dole Foods Co. Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 06/15/10(b)                                       72,000        68,490
                                                                     -----------
PAPER PACKAGING-1.40%
Caraustar Industries, Inc.,
   Unsec. Unsub. Notes,
   7.38%, 06/01/09(b)                                      665,000       611,800
Jefferson Smurfit Corp., Sr.
   Unsec. Gtd. Unsub. Global
   Notes, 7.50%, 06/01/13(b)                               219,000       213,525
                                                                     -----------
                                                                         825,325
                                                                     -----------
PAPER PRODUCTS-2.54%
Abitibi-Consolidated Finance
   L.P., Unsec. Gtd. Notes,
   7.88%, 08/01/09(b)                                      155,000       136,400
Abitibi-Consolidated Inc.
   (Canada), Unsec. Unsub
   Yankee Bonds, 8.55%,
   08/01/10(b)                                             130,000       108,550
Cellu Tissue Holdings, Inc.,
   Sec. Gtd. Global Notes,
   9.75%, 03/15/10(b)                                      182,000       180,180
Domtar Inc. (Canada), Yankee
   Notes, 5.38%, 12/01/13(b)                                50,000        45,875

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
PAPER PRODUCTS-(CONTINUED)
Exopack Holding Corp., Sr.
   Unsec. Gtd. Global Notes,
   11.25%, 02/01/14(b)                                  $  145,000   $   152,250
Georgia-Pacific Corp.,
   Sr. Gtd. Notes,
   7.00%, 01/15/15 (Acquired
   12/13/06-01/10/07; Cost
   $125,013)(b)(d)                                         125,000       122,187
   7.13%, 01/15/17 (Acquired
   12/13/06-02/21/07; Cost
   $141,000)(b)(d)                                         140,000       136,500
Mercer International Inc.,
   Sr. Unsec. Global Notes,
   9.25%, 02/15/13(b)                                      457,000       447,289
Neenah Paper, Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.38%, 11/15/14(b)                                      179,000       170,050
                                                                     -----------
                                                                       1,499,281
                                                                     -----------
PERSONAL PRODUCTS-0.83%
DEL Laboratories Inc., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 8.00%, 02/01/12(b)                               235,000       217,375
NBTY, Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.13%,
   10/01/15(b)                                             269,000       272,362
                                                                     -----------
                                                                         489,737
                                                                     -----------
PHARMACEUTICALS-1.26%
Elan Finance PLC/Elan Finance Corp. (Ireland),
   (Pharmaceuticals)
   Sr. Unsec. Gtd. Global Notes,
   7.75%, 11/15/11(b)                                      166,000       163,925
   8.88%, 12/01/13(b)                                      280,000       280,700
Valeant Pharmaceuticals
   International, Sr. Unsec.
   Global Notes, 7.00%,
   12/15/11(b)                                             300,000       296,250
                                                                     -----------
                                                                         740,875
                                                                     -----------
PUBLISHING-2.97%
R.H. Donnelley Inc., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 10.88%,
   12/15/12(b)(c)                                           20,850   $    22,334
Dex Media Inc., Sr. Unsec.
   Disc. Global Notes, 9.00%,
   11/15/13(b)(f)                                          449,000       424,305
Idearc Inc., Sr. Unsec. Gtd.
   Global Notes, 8.00%,
   11/15/16(b)(c)                                          375,000       377,812
MediMedia USA Inc., Sr. Sub.
   Notes, 11.38%, 11/15/14
   (Acquired 11/01/06; Cost
   $30,000)(b)(d)                                           30,000        31,988
Nielsen Finance LLC/ Nielsen
   Finance Co., Sr. Unsec.
   Gtd. Sub. Disc. Global
   Notes, 12.50%,
   08/01/16(b)(f)                                          390,000       276,900
Quebecor Media Inc.
   (Canada), Notes, 7.75%,
   03/15/16 (Acquired
   09/26/07-09/27/07; Cost
   $242,963)(b)(d)                                         255,000       244,800
R.H. Donnelley Corp., Sr.
   Notes, 8.88%, 10/15/17
   (Acquired 09/19/07; Cost
   $195,000)(b)(d)                                         195,000       198,412

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
PUBLISHING-(CONTINUED)
Valassis Communications,
   Inc., Sr. Unsec. Gtd.
   Global Notes, 8.25%,
   03/01/15(b)                                          $  195,000   $   171,600
                                                                     -----------
                                                                       1,748,151
                                                                     -----------
RAILROADS-0.11%
Kansas City Southern de
   Mexico, S.A. de C.V
   (Mexico), Sr. Unsec.
   Notes, 7.38%, 06/01/14
   (Acquired 05/14/07; Cost
   $65,000)(b)(d)                                           65,000        64,513
                                                                     -----------
SEMICONDUCTOR EQUIPMENT-0.34%
Amkor Technology Inc., Sr.
   Unsec. Global Notes,
   7.13%, 03/15/11(b)                                      205,000       199,619
                                                                     -----------
SEMICONDUCTORS-2.95%
Advanced Micro Devices,
   Inc., Sr. Unsec. Conv
   Global Notes, 6.00%,
   05/01/15(b)                                             130,000       117,488
Avago Technologies Finance Pte/ Avago
   Technologies U.S./ Avago Technologies
   Wireless (Singapore)
   Sr. Unsec. Gtd. Global Notes,
   10.13%, 12/01/13(b)                                     260,000       281,450
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 12/01/15(b)                                     120,000       133,800
Freescale Semiconductor Inc.,,
   Sr. Unsec. Global Notes,
   8.88%, 12/15/14(b)                                      185,000       179,681
   Sr. Unsec. Sub. Global Notes,
   10.13%, 12/15/16(b)(c)                                  605,000       565,675
MagnaChip Semiconductor
   S.A./MagnaChip
   Semiconductor Finance Co.
   (South Korea), Sr. Sec.
   Global Notes, 6.88%,
   12/15/11(b)(c)                                          360,000       293,400
Viasystems Inc., Sr. Unsec.
   Gtd. Sub. Global Notes,
   10.50%, 01/15/11(b)                                     165,000       167,475
                                                                     -----------
                                                                       1,738,969
                                                                     -----------
SPECIALTY CHEMICALS-1.20%
Johnsondiversey Holdings
   Inc., Sr. Unsec. Disc
   Global Notes, 10.67%,
   05/15/13(b)(f)                                          190,000       193,800
NewMarket Corp., Sr. Gtd.
   Global Notes, 7.13%,
   12/15/16(b)                                             150,000       145,500
Polypore Inc., Sr. Unsec.
   Gtd. Sub. Global Notes,
   8.75%, 05/15/12(b)                                      380,000       367,650
                                                                     -----------
                                                                         706,950
                                                                     -----------
SPECIALTY STORES-1.07%
Linens 'n Things Inc., Sr.
   Sec. Gtd. Floating Rate
   Global Notes, 10.98%,
   01/15/14(b)(c)(e)                                       140,000        96,950
Michaels Stores, Inc., Sr.
   Unsec. Gtd. Global Notes,
   10.00%, 11/01/14(b)                                     520,000       533,650
                                                                     -----------
                                                                         630,600
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
STEEL-0.44%
Metals USA, Inc., Sr. Sec.
   Gtd. Global Notes, 11.13%,
   12/01/15(b)                                          $  155,000   $   166,625
Steel Dynamics Inc., Sr
   Notes, 6.75%, 04/01/15
   (Acquired 03/28/07; Cost
   $95,000)(b)(d)                                           95,000        92,243
                                                                     -----------
                                                                         258,868
                                                                     -----------
TIRES & RUBBER-1.25%
Cooper Tire & Rubber Co.,
   Unsec. Notes, 8.00%,
   12/15/19(b)                                             250,000       244,375
Goodyear Tire & Rubber Co. (The),
   Sr. Notes,
   8.63%, 12/01/11
   (Acquired
   03/22/07-03/23/07; Cost
   $83,430)(b)(d)                                           78,000        82,095
   Sr. Unsec. Global Notes,
   9.00%, 07/01/15(b)(c)                                   380,000       408,500
                                                                     -----------
                                                                         734,970
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS-1.67%
United Rentals North
   America, Inc., Sr. Unsec.
   Gtd. Global Notes, 6.50%,
   02/15/12(b)                                             625,000       635,937
Wesco Distribution Inc., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 7.50%, 10/15/17(b)                               360,000       347,400
                                                                     -----------
                                                                         983,337
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES-2.11%
American Tower Corp., Sr.
   Notes, 7.00%, 10/15/17
   (Acquired 09/24/07; Cost
   $130,000)(b)(d)                                         130,000       131,463
Centennial Cellular
   Operating Co./Centennial
   Communications Corp., Sr.
   Unsec. Gtd. Global Notes,
   10.13%, 06/15/13(b)                                     213,000       226,312
Digicel Group Ltd.
   (Bermuda), Sr. Notes,
   8.88%, 01/15/15 (Acquired
   05/31/07-08/24/07; Cost
   $584,505)(b)(d)                                         615,000       581,175
iPCS Inc., Sr. Sec. Gtd.
   Floating Rate First Lien
   Notes, 7.48%, 05/01/13
   (Acquired 04/11/07; Cost
   $90,000)(b)(d)(e)                                        90,000        87,750
Rural Cellular Corp.,
   Sr. Sec. Gtd. Global Notes,
   8.25%, 03/15/12(b)                                       80,000        83,800
   Sr. Sub. Floating Rate Notes,
   8.62%, 06/01/13
   (Acquired 05/24/07; Cost
   $130,000)(b)(d)(e)                                      130,000       133,575
                                                                     -----------
                                                                       1,244,075
                                                                     -----------
      Total Bonds & Notes
         (Cost $52,997,860)                                           52,427,107
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
BUNDLED SECURITIES-2.78%
Targeted Return Index
   Securities Trust-Series HY
   2006-1, Sec. Bonds, 7.14%,
   05/01/16 (Acquired
   06/27/06-09/04/07; Cost
   $1,609,795)
   (Cost $1,610,760)(b)(c)(d)                           $1,668,000   $ 1,637,327
                                                                     -----------

                                                          SHARES
                                                        ----------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.93%
BROADCASTING & CABLE TV-0.72%
Adelphia Business Solutions (h)                              3,280        55,350
Adelphia Recovery Trust -Series
   ACC-1(h)                                                318,570        12,743
Adelphia Recovery Trust -Series
   ARAHOVA (h)                                             109,170        53,493
Time Warner Cable, Inc. -Class A
   (c)(i)                                                    6,074       199,227
Virgin Media Inc.                                            4,129       100,211
XM Satellite Radio Holdings Inc.
   -Wts., expiring 03/15/10(j)                                 182           546
                                                                     -----------
                                                                         421,570
                                                                     -----------
CONSTRUCTION MATERIALS-0.00%
Dayton Superior Corp. -Wts.,
   expiring 06/15/09 (Acquired
   08/07/00; Cost $0)(d)(g)(j)(k)                              175             0
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
NTELOS Inc. -Wts., expiring
   08/15/10 (Acquired
   07/21/00-11/15/00; Cost
   $7,710)(d)(g)(j)(k)                                         832             0
XO Holdings Inc. (i)                                            33           112
XO Holdings Inc. -Class A
   -Wts., expiring 01/16/10(j)                               1,533           675
XO Holdings Inc. -Class B
   -Wts., expiring 01/16/10(j)                               1,148           287
XO Holdings Inc. -Class C
   -Wts., expiring 01/16/10(j)                               1,148           172
                                                                     -----------
                                                                           1,246
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES-0.21%
iPCS, Inc. (i)                                               3,614       124,286
                                                                     -----------
      Total Common Stocks & Other Equity
         Interests
         (Cost $510,253)                                                 547,102
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                        ----------
ASSET-BACKED SECURITIES-0.24%
ELECTRIC UTILITIES-0.24%
Reliant Energy Mid-Atlantic Power
   Holdings, LLC-Series B, Sr.
   Unsec. Pass Through Ctfs.,
   9.24%, 07/02/17
   (Cost $132,988)(b)                                   $  132,444       142,377
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
SENIOR SECURED FLOATING RATE INTEREST LOANS-0.17%
AIRLINES-0.17%
Evergreen International
   Aviation, Inc., First Lien
   Term Loan, 8.82%, 10/31/11
   (Cost $101,278)(b)(e)                                $  102,116   $    98,541
                                                                     -----------
PREFERRED STOCK-0.15%
MULTI-UTILITIES-0.15%
NRG Energy, Inc. $14.38 Conv.
   Pfd.                                                        250        92,406
                                                                     -----------

                                                          SHARES
                                                        ----------
MONEY MARKET FUNDS-4.48%
Liquid Assets Portfolio-Institutional
   Class (l)                                             1,321,117     1,321,117
Premier Portfolio-Institutional                          1,321,117     1,321,117
   Class(l)
                                                                     -----------
      Total Money Market Funds
         (Cost $2,642,234)                                             2,642,234
                                                                     -----------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities on
   loan)-97.73%
   (Cost $58,057,873)                                                 57,587,094
                                                                     -----------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-9.82%
Liquid Assets Portfolio
   -Institutional Class (Cost
   $5,783,819)(l)(m)                                     5,783,819     5,783,819
                                                                     -----------
TOTAL INVESTMENTS-107.55%
   (Cost $63,841,873)                                                 63,370,913
OTHER ASSETS LESS LIABILITIES-(7.55)%                                 (4,449,210)
                                                                     -----------
NET ASSETS-100.00%                                                   $58,921,703
                                                                     ===========

Investment Abbreviations:

Conv.  -- Convertible
Ctfs.  -- Certificates
Deb.   -- Debentures
Disc.  -- Discounted
Gtd.   -- Guaranteed
Pfd.   -- Preferred
PIK    -- Payment in Kind
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2007 was $54,305,352, which represented 92.17% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $11,248,434, which represented 19.09% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(f) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2007 was $83,520, which represented 0.14% of the Fund's Net Assets.

(h) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i)  Non-income producing security.

(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(k) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2007 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by

AIM V.I. HIGH YIELD FUND
     the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM V.I. HIGH YIELD FUND

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. LOWER-RATED SECURITIES - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

G. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the

AIM V.I. HIGH YIELD FUND
     corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            VALUE      PURCHASES      PROCEEDS        VALUE     DIVIDEND
FUND                      12/31/06      AT COST      FROM SALES     09/30/07     INCOME
----                     ----------   -----------   ------------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional Class   $1,494,785   $15,886,517   $(16,060,185)  $1,321,117    $42,467
Premier
   Portfolio-
   Institutional Class    1,494,785    15,886,517    (16,060,185)   1,321,117     42,274
                         ----------   -----------   ------------   ----------   --------
   SUBTOTAL              $2,989,570   $31,773,034   $(32,120,370)  $2,642,234    $84,741
                         ----------   -----------   ------------   ----------   --------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            VALUE      PURCHASES      PROCEEDS        VALUE     DIVIDEND
FUND                      12/31/06      AT COST      FROM SALES     09/30/07     INCOME*
----                     ----------   -----------   ------------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional Class   $2,240,340   $15,757,291   $(12,213,812)  $5,783,819   $ 57,411
STIC Prime
   Portfolio -
   Institutional Class    2,240,340     5,550,189     (7,790,529)          --     32,589
                         ----------   -----------   ------------   ----------   --------
   SUBTOTAL              $4,480,680   $21,307,480   $(20,004,341)  $5,783,819   $ 90,000
                         ----------   -----------   ------------   ----------   --------
      TOTAL
         INVESTMENTS
         IN AFFILIATES   $7,470,250   $53,080,514   $(52,124,711)  $8,426,053   $174,741
                         ----------   -----------   ------------   ----------   --------

*    Net of compensation to counterparties.

AIM V.I. HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At September 30, 2007, securities with an aggregate value of $5,659,767 were on loan to brokers. The loans were secured by cash collateral of $5,783,819 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $90,000 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                NOTIONAL     UNREALIZED
                                       BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY       REFERENCE ENTITY   PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
----------------   ----------------   ----------   -------------   ----------   --------   --------------
Lehman Brothers,   Allied Waste
Inc.               North America,
                   Inc.                  Sell          3.25%       09/20/2012     $120        $ 2,274
Lehman Brothers,   ARAMARK Corp.
Inc.                                     Sell          3.28%       09/20/2012      300         (3,016)
Lehman Brothers,   Dole Foods Co.
Inc.               Inc.                  Sell          6.15%       09/20/2012      120          2,177
                                                                                              -------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                       $(2,920)
                                                                                              =======

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $53,221,175 and $52,180,278 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $   930,712
Aggregate unrealized (depreciation) of investment securities           (1,448,348)
                                                                      -----------
Net unrealized appreciation (depreciation) of investment securities   $  (517,636)
                                                                      ===========

Cost of investments for tax purposes is $63,888,549.

                       AIM V.I. INTERNATIONAL GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VIIGR-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. International Growth Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                     SHARES          VALUE
                                                   ----------   ----------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-88.90%
AUSTRALIA-3.14%
Aristocrat Leisure Ltd.
   (Casinos & Gaming) (b)(c)                          806,992   $     9,921,421
                                                   ----------   ---------------
BHP Billiton Ltd. (Diversified Metals &
   Mining) (b)                                        560,265        22,029,506
                                                   ----------   ---------------
Brambles Ltd. (Diversified Commercial &
   Professional Services) (b)                         885,117        11,567,582
                                                   ----------   ---------------
                                                                     43,518,509
                                                                ---------------
BELGIUM-2.38%
InBev N.V. (Brewers) (b)                              244,773        22,243,071
                                                   ----------   ---------------
KBC Groep N.V. (Diversified Banks) (b)                 78,314        10,766,958
                                                   ----------   ---------------
                                                                     33,010,029
                                                                ---------------
BRAZIL-0.76%
All America Latina Logistica (Railroads) (d)          744,300        10,500,599
                                                   ----------   ---------------
CANADA-3.32%
Canadian National Railway Co. (Railroads)             187,420        10,700,019
                                                   ----------   ---------------
Canadian Natural Resources Ltd. (Oil &
   Gas Exploration & Production)                      147,653        11,221,747
                                                   ----------   ---------------
Manulife Financial Corp.
   (Life & Health Insurance)                          222,201         9,161,154
                                                   ----------   ---------------
Suncor Energy, Inc. (Integrated Oil & Gas)            157,775        14,968,153
                                                   ----------   ---------------
                                                                     46,051,073
                                                                ---------------
CHINA-0.94%
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance)                 939,500        13,003,460
                                                   ----------   ---------------
DENMARK-1.08%
Novo Nordisk A/S -Class B
   (Pharmaceuticals) (b)(c)                           123,218        14,906,523
                                                   ----------   ---------------
FRANCE-7.21%
Axa (Multi-Line Insurance) (b)(c)                     361,617        16,130,621
                                                   ----------   ---------------
BNP Paribas (Diversified Banks) (b)                   168,151        18,379,554
                                                   ----------   ---------------
Cap Gemini S.A. (IT Consulting &
   Other Services) (b)                                185,208        11,403,171
                                                   ----------   ---------------
Schneider Electric S.A. (Electrical Components &
   Equipment) (b)                                      91,945        11,607,207
                                                   ----------   ---------------
Societe Generale (Diversified Banks) (b)               77,597        13,005,745
                                                   ----------   ---------------
Total S.A. (Integrated Oil & Gas) (b)                 229,275        18,552,795
                                                   ----------   ---------------
Vinci S.A. (Construction & Engineering) (b)           139,094        10,857,448
                                                   ----------   ---------------
                                                                     99,936,541
                                                                ---------------

                                                     SHARES          VALUE
                                                   ----------   ----------------
GERMANY-9.75%
Bayer A.G. (Diversified Chemicals) (b)(c)             224,910   $    17,878,228
                                                   ----------   ---------------
Commerzbank A.G. (Diversified Banks)                  320,647        12,982,028
                                                   ----------   ---------------
Continental A.G. (Tires & Rubber)                      77,412        10,706,326
                                                   ----------   ---------------
DaimlerChrysler AG (Automobile Manufacturers)         213,881        21,546,309
                                                   ----------   ---------------
Deutsche Boerse A.G. (Specialized Finance)             54,339         7,400,567
                                                   ----------   ---------------
MAN A.G. (Industrial Machinery)                       115,237        16,770,845
                                                   ----------   ---------------
Merck KGaA (Pharmaceuticals)                           88,873        10,722,355
                                                   ----------   ---------------
Puma A.G. Rudolf Dassler Sport (Footwear) (c)          44,391        19,077,898
                                                   ----------   ---------------
Siemens A.G. (Industrial Conglomerates)               131,368        18,063,699
                                                   ----------   ---------------
                                                                    135,148,255
                                                                ---------------
GREECE-0.74%
OPAP S.A. (Casinos & Gaming)                          263,400        10,217,265
                                                   ----------   ---------------
HONG KONG-2.80%
Esprit Holdings Ltd. (Apparel Retail) (b)             987,500        15,569,773
                                                   ----------   ---------------
Hutchison Whampoa Ltd.
   (Industrial Conglomerates)                       1,099,000        11,754,653
                                                   ----------   ---------------
Li & Fung Ltd. (Distributors) (b)                   2,728,000        11,512,513
                                                   ----------   ---------------
                                                                     38,836,939
                                                                ---------------
HUNGARY-0.63%
OTP Bank Nyrt. (Diversified Banks)                    161,720         8,779,742
                                                   ----------   ---------------
INDIA-3.18%
Bharat Heavy Electricals Ltd.
   (Heavy Electrical Equipment)                       308,176        15,784,237
                                                   ----------   ---------------
Housing Development Finance Corp. Ltd.
   (Thrifts & Mortgage Finance)                       172,048        10,935,885
                                                   ----------   ---------------
Infosys Technologies Ltd.
   (IT Consulting & Other Services) (b)               366,395        17,394,252
                                                   ----------   ---------------
                                                                     44,114,374
                                                                ---------------
INDONESIA-0.78%
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services) (b)      8,954,500        10,859,513
                                                   ----------   ---------------
IRELAND-2.05%
Anglo Irish Bank Corp. PLC (Diversified Banks)        891,115        16,851,061
                                                   ----------   ---------------
CRH PLC (Construction Materials) (b)                  293,386        11,631,357
                                                   ----------   ---------------
                                                                     28,482,418
                                                                ---------------
ISRAEL-1.48%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                  462,232        20,555,457
                                                   ----------   ---------------

AIM V.I. International Growth Fund

                                                     SHARES          VALUE
                                                   ----------   ----------------
ITALY-1.24%
Eni S.p.A. (Integrated Oil & Gas) (b)                 463,958   $    17,133,582
                                                   ----------   ---------------
JAPAN-10.99%
Canon Inc. (Office Electronics) (b)                   363,900        19,711,896
                                                   ----------   ---------------
Denso Corp. (Auto Parts & Equipment) (b)(c)           192,900         7,240,370
                                                   ----------   ---------------
FANUC Ltd. (Industrial Machinery) (b)(c)              197,000        20,042,839
                                                   ----------   ---------------
Hitachi High-Technologies Corp.
   (Trading Companies & Distributors) (b)             233,900         5,340,663
                                                   ----------   ---------------
IBIDEN Co., Ltd. (Electronic Equipment
   Manufacturers) (c)                                 213,200        17,947,862
                                                   ----------   ---------------
Keyence Corp. (Electronic Equipment
   Manufacturers) (b)(c)                               43,500         9,632,022
                                                   ----------   ---------------
Komatsu Ltd. (Construction & Farm Machinery &
   Heavy Trucks) (b)(c)                               691,300        23,075,485
                                                   ----------   ---------------
Mizuho Financial Group, Inc. (Diversified Banks)
   (Acquired 10/24/05; Cost $2,127,848)(b)(e)             354         2,006,118
                                                   ----------   ---------------
Mizuho Financial Group, Inc.
   (Diversified Banks) (b)                              1,192         6,755,066
                                                   ----------   ---------------
ORIX Corp. (Consumer Finance) (b)(c)                   55,110        12,464,521
                                                   ----------   ---------------
Suzuki Motor Corp. (Automobile
   Manufacturers) (b)(c)                              328,800         9,691,404
                                                   ----------   ---------------
Toyota Motor Corp. (Automobile
   Manufacturers) (b)                                 313,500        18,351,722
                                                   ----------   ---------------
                                                                    152,259,968
                                                                ---------------
MEXICO-2.20%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)              225,657        14,442,048
                                                   ----------   ---------------
Desarrolladora Homex S.A. de C.V. -ADR
   (Homebuilding) (f)                                 106,286         5,898,873
                                                   ----------   ---------------
Grupo Televisa S.A. -ADR
   (Broadcasting & Cable TV)                          227,869         5,507,594
                                                   ----------   ---------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (f)                               1,264,100         4,579,645
                                                   ----------   ---------------
                                                                     30,428,160
                                                                ---------------
NETHERLANDS-1.92%
Heineken Holding N.V. (Brewers)                       239,959        13,756,662
                                                   ----------   ---------------
TNT N.V. (Air Freight & Logistics)                    305,253        12,798,447
                                                   ----------   ---------------
                                                                     26,555,109
                                                                ---------------
NORWAY-0.99%
Petroleum Geo-Services A.S.A.
   (Oil & Gas Equipment & Services) (b)               478,590        13,706,723
                                                   ----------   ---------------
SINGAPORE-2.25%
Keppel Corp. Ltd. (Industrial
   Conglomerates) (b)                               1,881,000        18,156,093
                                                   ----------   ---------------
United Overseas Bank Ltd.
   (Diversified Banks) (b)                            875,000        12,995,982
                                                   ----------   ---------------
                                                                     31,152,075
                                                                ---------------
SOUTH AFRICA-0.82%
Standard Bank Group Ltd. (Diversified Banks)          788,101        11,381,685
                                                   ----------   ---------------

                                                     SHARES          VALUE
                                                   ----------   ----------------
SOUTH KOREA-1.82%
Hana Financial Group Inc.
   (Diversified Banks) (b)                            264,010   $    12,417,570
                                                   ----------   ---------------
Hyundai Heavy Industries Co., Ltd.
   (Construction & Farm Machinery &
   Heavy Trucks) (b)                                   27,714        12,780,881
                                                   ----------   ---------------
                                                                     25,198,451
                                                                ---------------
SPAIN-1.65%
Banco Santander S.A. (Diversified Banks) (b)          550,479        10,654,958
                                                   ----------   ---------------
Industria de Diseno Textil, SA
   (Apparel Retail) (b)                               181,242        12,197,518
                                                   ----------   ---------------
                                                                     22,852,476
                                                                ---------------
SWEDEN-2.48%
Assa Abloy A.B. -Class B (Building Products)          625,904        12,991,707
                                                   ----------   ---------------
Atlas Copco A.B. -Class A (Industrial Machinery)      603,800        10,447,988
                                                   ----------   ---------------
Swedish Match A.B. (Tobacco)                          523,539        10,887,258
                                                   ----------   ---------------
                                                                     34,326,953
                                                                ---------------
SWITZERLAND-8.79%
Adecco S.A. (Human Resource &
   Employment Services)                               146,493         8,664,353
                                                   ----------   ---------------
Compagnie Financiere Richemont S.A. -Class A
   (Apparel, Accessories & Luxury Goods) (g)          201,009        13,321,918
                                                   ----------   ---------------
Credit Suisse Group
   (Diversified Capital Markets)                      249,078        16,539,797
                                                   ----------   ---------------
Nestle S.A. (Packaged Foods & Meats)                   40,472        18,183,256
                                                   ----------   ---------------
Roche Holding A.G. (Pharmaceuticals)                  126,959        23,023,271
                                                   ----------   ---------------
Syngenta A.G. (Fertilizers &
   Agricultural Chemicals) (b)                        113,735        24,597,184
                                                   ----------   ---------------
UBS A.G. (Diversified Capital Markets)                324,100        17,428,848
                                                   ----------   ---------------
                                                                    121,758,627
                                                                ---------------
TAIWAN-2.93%
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (b)          2,100,141        15,764,942
                                                   ----------   ---------------
MediaTek Inc. (Semiconductors) (b)                  1,073,785        19,267,088
                                                   ----------   ---------------
Taiwan Semiconductor Manufacturing Co. Ltd.
   -ADR (Semiconductors) (c)                          556,631         5,633,106
                                                   ----------   ---------------
                                                                     40,665,136
                                                                ---------------
TURKEY-1.00%
Akbank T.A.S. (Diversified Banks) (b)               1,819,512        13,807,342
                                                   ----------   ---------------
UNITED KINGDOM-9.58%
Aviva PLC (Multi-Line Insurance)                      785,279        11,825,460
                                                   ----------   ---------------
Capita Group PLC (Human Resource &
   Employment Services)                               652,574         9,666,848
                                                   ----------   ---------------
Enterprise Inns PLC (Restaurants) (b)                 445,377         5,403,819
                                                   ----------   ---------------
Imperial Tobacco Group PLC (Tobacco)                  384,336        17,622,567
                                                   ----------   ---------------
Informa PLC (Publishing)                              897,608         9,191,937
                                                   ----------   ---------------
International Power PLC (Independent Power
   Producers & Energy Traders)                      1,687,186        15,577,452
                                                   ----------   ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. International Growth Fund

                                                     SHARES          VALUE
                                                   ----------   ----------------
UNITED KINGDOM-(CONTINUED)
Reckitt Benckiser PLC (Household Products)            260,662   $    15,317,165
                                                   ----------   ---------------
Shire PLC (Pharmaceuticals) (b)                       583,396        14,370,217
                                                   ----------   ---------------
Tesco PLC (Food Retail)                             1,353,512        12,164,384
                                                   ----------   ---------------
WPP Group PLC (Advertising)                         1,601,816        21,696,359
                                                   ----------   ---------------
                                                                    132,836,208
                                                                ---------------
   Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $884,216,246)                                         1,231,983,192
                                                                ---------------
FOREIGN PREFERRED STOCKS-4.70%
BRAZIL-1.32%
Petroleo Brasileiro S.A. -Pfd.-ADR
   (Integrated Oil & Gas)                             122,328         7,914,622
                                                   ----------   ---------------
Companhia de Bebidas das Americas
   -Pfd.-ADR (Brewers) (c)                            142,740        10,438,576
                                                   ----------   ---------------
                                                                     18,353,198
                                                                ---------------

GERMANY-3.38%
Henkel KGaA -Pfd. (Household Products)                349,803        18,003,643
                                                   ----------   ---------------
Porsche A.G. -Pfd. (Automobile Manufacturers)          13,553        28,793,402
                                                   ----------   ---------------
                                                                     46,797,045
                                                                ---------------
   Total Foreign Preferred Stocks
      (Cost $40,763,598)                                             65,150,243
                                                                ---------------
MONEY MARKET FUNDS-7.31%
Liquid Assets Portfolio -Institutional Class(h)    50,636,414        50,636,414
                                                   ----------   ---------------
Premier Portfolio -Institutional Class(h)          50,636,414        50,636,414
                                                   ----------   ---------------
   Total Money Market Funds
      (Cost $101,272,828)                                           101,272,828
                                                                ---------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.91%
   (Cost $1,026,252,672)                                          1,398,406,263
                                                                ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-6.73%
Liquid Assets Portfolio -Institutional Class
   (Cost $93,328,024)(h)(i)                        93,328,024        93,328,024
                                                   ----------   ---------------
TOTAL INVESTMENTS-107.64%
   (Cost $1,119,580,696)                                          1,491,734,287
                                                                ---------------
OTHER ASSETS LESS LIABILITIES-(7.64)%                              (105,936,359)
                                                                ---------------
NET ASSETS-100.00%                                              $ 1,385,797,928
                                                                ===============

Investment Abbreviations:

ADR    --   American Depositary Receipt
Pfd.   --   Preferred

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $613,783,243, which represented 44.29% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d)  Each unit represents one common share and four preferred shares.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2007 represented 0.14% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f)  Non-income producing security.

(g) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. International Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unauduted)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. International Growth Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM V.I. International Growth Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                       VALUE      PURCHASES AT   PROCEEDS FROM      VALUE        DIVIDEND
FUND                                  12/31/06        COST           SALES         09/30/07       INCOME
---------------------------------   -----------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class              $22,755,651   $224,457,637   $(196,576,874)  $ 50,636,414   $1,215,186
                                    -----------   ------------   -------------   ------------   ----------
Premier  Portfolio- Institutional
   Class                             22,755,651    224,457,637    (196,576,874)    50,636,414    1,210,482
                                    -----------   ------------   -------------   ------------   ----------
   SUBTOTAL                         $45,511,302   $448,915,274   $(393,153,748)  $101,272,828   $2,425,668
                                    ===========   ============   =============   ============   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                        VALUE      PURCHASES AT   PROCEEDS FROM      VALUE        DIVIDEND
FUND                                  12/31/06         COST           SALES         09/30/07       INCOME*
---------------------------------   ------------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class              $ 28,210,678   $364,635,293   $(299,517,947)  $ 93,328,024   $  194,341
                                    ------------   ------------   -------------   ------------   ----------
STIC Prime Portfolio -
   Institutional Class                28,210,678    184,987,456    (213,198,134)            --      127,746
                                    ------------   ------------   -------------   ------------   ----------
   SUBTOTAL                         $ 56,421,356   $549,622,749   $(512,716,081)  $ 93,328,024   $  322,087
                                    ------------   ------------   -------------   ------------   ----------
   TOTAL INVESTMENTS IN
      AFFILIATES                    $101,932,658   $998,538,023   $(905,869,829)  $194,600,852   $2,747,755
                                    ============   ============   =============   ============   ==========

*    Net of compensation to counterparties.

AIM V.I. International Growth Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $89,898,653 were on loan to brokers. The loans were secured by cash collateral of $93,328,024 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $322,087 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $620,174,674 and $130,158,589, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $379,055,410
                                                               ------------
Aggregate unrealized (depreciation) of investment securities    (11,048,576)
                                                               ------------
Net unrealized appreciation of investment securities           $368,006,834
                                                               ============

Cost of investments for tax purposes is $1,123,727,453.

                         AIM V.I. LARGE CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   VILCG-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (a)
September 30, 2007
(Unaudited)

                                                      SHARES           VALUE
                                                   ------------   --------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-83.62%

AEROSPACE & DEFENSE-10.73%
Boeing Co. (The)                                         29,204   $    3,066,128
General Dynamics Corp.                                   20,551        1,735,943
Honeywell International Inc.                             31,430        1,869,142
Lockheed Martin Corp.                                    41,212        4,471,090
Raytheon Co.                                             34,885        2,226,361
                                                                  --------------
                                                                      13,368,664
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.96%
Coach, Inc. (b)                                          25,270        1,194,513
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.06%
Ameriprise Financial, Inc.                               21,000        1,325,310
                                                                  --------------
AUTOMOTIVE RETAIL-0.76%
AutoZone, Inc. (b)                                        8,200          952,348
                                                                  --------------
BIOTECHNOLOGY-0.73%
Biogen Idec Inc. (b)                                     13,800          915,354
                                                                  --------------
COMMUNICATIONS EQUIPMENT-5.71%
Cisco Systems, Inc. (b)                                 177,136        5,864,973
Juniper Networks, Inc. (b)                               34,000        1,244,740
                                                                  --------------
                                                                       7,109,713
                                                                  --------------
COMPUTER HARDWARE-10.26%
Apple Inc. (b)                                           21,767        3,342,105
Dell Inc. (b)                                            72,988        2,014,469
Hewlett-Packard Co.                                     113,449        5,648,626
International Business Machines Corp.                    15,069        1,775,128
                                                                  --------------
                                                                      12,780,328
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-0.82%
EMC Corp. (b)                                            49,000        1,019,200
                                                                  --------------
CONSTRUCTION & ENGINEERING-2.26%
Chicago Bridge & Iron Co. N.V.-New York Shares           35,264        1,518,468
Fluor Corp.                                               9,000        1,295,820
                                                                  --------------
                                                                       2,814,288
                                                                  --------------
DIVERSIFIED METALS & MINING-1.11%
Freeport-McMoRan Copper & Gold, Inc.                     13,219        1,386,541
                                                                  --------------
EDUCATION SERVICES-0.72%
Apollo Group, Inc. -Class A (b)                          15,000          902,250
                                                                  --------------

                                                      SHARES           VALUE
                                                   ------------   --------------
FOOTWEAR-1.56%
NIKE, Inc. -Class B                                      33,135   $    1,943,699
                                                                  --------------
GENERAL MERCHANDISE STORES-0.66%
Family Dollar Stores, Inc.                               30,940          821,766
                                                                  --------------
HEALTH CARE DISTRIBUTORS-2.57%
AmerisourceBergen Corp.                                  19,685          892,321
McKesson Corp.                                           39,373        2,314,739
                                                                  --------------
                                                                       3,207,060
                                                                  --------------
HEALTH CARE EQUIPMENT-1.98%
Baxter International Inc.                                43,806        2,465,402
                                                                  --------------
HEALTH CARE SERVICES-2.81%
Express Scripts, Inc. (b)                                27,401        1,529,524
Medco Health Solutions, Inc. (b)                         21,789        1,969,507
                                                                  --------------
                                                                       3,499,031
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.80%
NRG Energy, Inc. (b)                                     23,600          998,044
INDUSTRIAL CONGLOMERATES-2.70%
3M Co.                                                   12,900        1,207,182
McDermott International, Inc. (b)                        39,756        2,150,004
                                                                  --------------
                                                                       3,357,186
                                                                  --------------
INTEGRATED OIL & GAS-4.06%
ExxonMobil Corp.                                         12,412        1,148,855
Marathon Oil Corp.                                       38,136        2,174,514
Occidental Petroleum Corp.                               26,973        1,728,430
                                                                  --------------
                                                                       5,051,799
                                                                  --------------
INTERNET RETAIL-1.08%
Expedia, Inc. (b)                                        42,000        1,338,960
                                                                  --------------
INTERNET SOFTWARE & SERVICES-1.84%
eBay Inc. (b)                                            26,000        1,014,520
Google Inc. -Class A (b)                                  2,244        1,272,954
                                                                  --------------
                                                                       2,287,474
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.95%
Goldman Sachs Group, Inc. (The)                          16,930        3,669,408
                                                                  --------------
IT CONSULTING & OTHER SERVICES-2.96%
Accenture Ltd. -Class A                                  91,691        3,690,563
                                                                  --------------
LIFE & HEALTH INSURANCE-2.26%
Prudential Financial, Inc.                               28,885        2,818,598
                                                                  --------------

AIM V.I. Large Cap Growth Fund

                                                      SHARES           VALUE
                                                   ------------   --------------
MANAGED HEALTH CARE-4.76%
Coventry Health Care, Inc. (b)                           21,833   $    1,358,231
UnitedHealth Group Inc.                                  44,082        2,134,891
WellPoint Inc. (b)                                       30,795        2,430,342
                                                                  --------------
                                                                       5,923,464
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-0.86%
National-Oilwell Varco Inc. (b)                           7,400        1,069,300
                                                                  --------------
PHARMACEUTICALS-2.74%
Merck & Co. Inc.                                         35,932        1,857,325
Schering-Plough Corp.                                    49,000        1,549,870
                                                                  --------------
                                                                       3,407,195
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-1.45%
Chubb Corp. (The)                                        17,340          930,118
Travelers Cos., Inc. (The)                               17,368          874,305
                                                                  --------------
                                                                       1,804,423
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-2.19%
Applied Materials, Inc.                                  43,854          907,778
KLA-Tencor Corp.                                         15,346          856,000
MEMC Electronic Materials, Inc. (b)                      16,360          962,949
                                                                  --------------
                                                                       2,726,727
                                                                  --------------
SEMICONDUCTORS-0.75%
NVIDIA Corp. (b)                                         25,650          929,556
                                                                  --------------
SOFT DRINKS-1.24%
PepsiCo, Inc.                                            21,088        1,544,907
                                                                  --------------
SYSTEMS SOFTWARE-5.48%
BMC Software, Inc. (b)                                   40,229        1,256,352
McAfee Inc. (b)                                          27,147          946,616
Microsoft Corp.                                          86,768        2,556,185
Oracle Corp. (b)                                         95,365        2,064,652
                                                                  --------------
                                                                       6,823,805
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-0.80%
Avnet, Inc. (b)                                          25,000          996,500
                                                                  --------------
   Total Domestic Common Stocks & Other Equity
      Interests
      (Cost $80,811,991)                                             104,143,376
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-
   16.18%
FINLAND-1.97%
Nokia Oyj -ADR (Communications Equipment)                64,606        2,450,505
                                                                  --------------
HONG KONG-2.16%
China Mobile Ltd. (Wireless Telecommunication
   Services)                                            164,500        2,693,669
                                                                  --------------
ISRAEL-0.75%
Teva Pharmaceutical Industries Ltd.-ADR
   (Pharmaceuticals)                                     21,000          933,870
                                                                  --------------

                                                      SHARES           VALUE
                                                   ------------   --------------
MEXICO-3.10%

America Movil S.A.B. de C.V.-Series L-ADR
   (Wireless Telecommunication Services)                 60,392   $    3,865,088
                                                                  --------------
SWITZERLAND-4.30%
ABB Ltd. (Heavy Electrical Equipment) (c)               115,653        3,031,636
Roche Holding A.G. (Pharmaceuticals)                      4,945          896,747
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (c)                                         6,611        1,429,744
                                                                  --------------
                                                                       5,358,127
                                                                  --------------
UNITED KINGDOM-3.90%
Diageo PLC (Distillers & Vintners) (c)                   89,170        1,956,134
Rio Tinto PLC -ADR (Diversified Metals & Mining)          4,561        1,566,247
Shire PLC (Pharmaceuticals) (c)                          54,000        1,330,129
                                                                  --------------
                                                                       4,852,510
                                                                  --------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $12,161,393)                                              20,153,769
                                                                  --------------
MONEY MARKET FUNDS-0.23%
Liquid Assets Portfolio-Institutional Class(d)          143,084          143,084
Premier Portfolio-Institutional Class(d)                143,084          143,084
                                                                  --------------
   Total Money Market Funds
      (Cost $286,168)                                                    286,168
                                                                  --------------
TOTAL INVESTMENTS-100.03%
   (Cost $93,259,552)                                                124,583,313
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.03)%                                    (40,502)
                                                                  --------------
NET ASSETS-100.00%                                                $  124,542,811
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $7,747,643, which represented 6.22% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Aim V.I. Large Cap Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Aim V.I. Large Cap Growth Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Aim V.I. Large Cap Growth Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                               VALUE      PURCHASES      PROCEEDS       VALUE    DIVIDEND
FUND                         12/31/06      AT COST      FROM SALES    09/30/07    INCOME
----                        ----------   -----------   ------------   --------   --------
Liquid Assets Portfolio -
   Institutional Class      $  868,402   $ 9,972,547   $(10,697,865)  $143,084    $28,144
Premier Portfolio-
   Institutional Class         868,402     9,972,547    (10,697,865)   143,084     28,013
                            ----------   -----------   ------------   --------    -------
   TOTAL INVESTMENTS
      IN AFFILIATES         $1,736,804   $19,945,094   $(21,395,730)  $286,168    $56,157
                            ==========   ===========   ============   ========    =======

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $54,971,864 and $65,709,259, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $30,703,331
Aggregate unrealized (depreciation) of investment securities            (448,744)
                                                                     -----------
Net unrealized appreciation of investment securities                 $30,254,587
                                                                     ===========

Cost of investments for tax purposes is $94,328,726.

                             AIM V.I. LEISURE FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VILEi-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Leisure Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   -----------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-78.03%
ADVERTISING-5.25%
Harte-Hanks, Inc.                                           9,377   $   184,540
                                                        ---------   -----------
Omnicom Group Inc.                                         49,292     2,370,452
                                                        ---------   -----------
                                                                      2,554,992
                                                                    -----------
APPAREL RETAIL-2.87%
Abercrombie & Fitch Co. -Class A                           17,298     1,395,949
                                                        ---------   -----------
APPAREL, ACCESSORIES & LUXURY GOODS-3.17%
Carter's, Inc. (b)                                         27,597       550,560
                                                        ---------   -----------
Columbia Sportswear Co.                                       988        54,647
                                                        ---------   -----------
Polo Ralph Lauren Corp.                                    12,075       938,831
                                                        ---------   -----------
                                                                      1,544,038
                                                                    -----------
BREWERS-0.99%
Anheuser-Busch Cos., Inc.                                   9,633       481,554
                                                        ---------   -----------
BROADCASTING & CABLE TV-12.65%
Cablevision Systems Corp. -Class A (b)                     35,764     1,249,594
                                                        ---------   -----------
CBS Corp. -Class A                                          3,396       107,008
                                                        ---------   -----------
CBS Corp. -Class B                                          3,397       107,005
                                                        ---------   -----------
Citadel Broadcasting Corp.                                  2,701        11,236
                                                        ---------   -----------
Clear Channel Communications, Inc.                         17,500       655,200
                                                        ---------   -----------
Comcast Corp. -Class A (b)                                 55,657     1,345,786
                                                        ---------   -----------
EchoStar Communications Corp. -Class A (b)                 16,140       755,513
                                                        ---------   -----------
Liberty Global, Inc. -Class A (b)                           4,582       187,954
                                                        ---------   -----------
Liberty Global, Inc. -Series C (b)                          7,903       305,530
                                                        ---------   -----------
Liberty Media Corp. Capital -Series A (b)                   4,979       621,529
                                                        ---------   -----------
Scripps Co. (E.W.) (The) -Class A                           7,250       304,500
                                                        ---------   -----------
Sinclair Broadcast Group, Inc. -Class A                    22,438       270,154
                                                        ---------   -----------
Spanish Broadcasting System, Inc. -Class A (b)             16,433        42,397
                                                        ---------   -----------
Virgin Media Inc.                                           8,052       195,422
                                                        ---------   -----------
                                                                      6,158,828
                                                                    -----------
CASINOS & GAMING-7.20%
Harrah's Entertainment, Inc.                               20,415     1,774,676
                                                        ---------   -----------
International Game Technology                              16,070       692,617
                                                        ---------   -----------
MGM Mirage (b)                                             11,611     1,038,488
                                                        ---------   -----------
                                                                      3,505,781
                                                                    -----------
CATALOG RETAIL-0.99%
Liberty Media Corp. - Interactive -Series A (b)            25,091       481,998
                                                        ---------   -----------

                                                          SHARES        VALUE
                                                        ---------   -----------
COMPUTER & ELECTRONICS RETAIL-1.51%
Best Buy Co., Inc.                                         10,844   $   499,041
                                                        ---------   -----------
hhgregg, Inc. (b)                                          22,494       236,187
                                                        ---------   -----------
                                                                        735,228
                                                                    -----------
DEPARTMENT STORES-1.38%
Kohl's Corp. (b)                                           11,689       670,130
                                                        ---------   -----------
DISTILLERS & VINTNERS-0.80%
Brown-Forman Corp. -Class B                                 5,223       391,255
                                                        ---------   -----------
FOOTWEAR-5.19%
Crocs, Inc. (b)(c)                                         30,210     2,031,622
                                                        ---------   -----------
NIKE, Inc. -Class B                                         8,454       495,912
                                                        ---------   -----------
                                                                      2,527,534
                                                                    -----------
GENERAL MERCHANDISE STORES-0.99%
Target Corp.                                                7,624       484,658
                                                        ---------   -----------
HOME ENTERTAINMENT SOFTWARE-0.37%
Electronic Arts Inc. (b)                                    3,222       180,400
                                                        ---------   -----------
HOME IMPROVEMENT RETAIL-2.33%
Home Depot, Inc. (The)                                     21,625       701,515
                                                        ---------   -----------
Lowe's Cos., Inc.                                          15,467       433,385
                                                        ---------   -----------
                                                                      1,134,900
                                                                    -----------
HOTELS, RESORTS & CRUISE LINES-9.76%
Carnival Corp. (d)                                         20,916     1,012,962
                                                        ---------   -----------
Hilton Hotels Corp.                                        22,272     1,035,425
                                                        ---------   -----------
Marriott International, Inc. -Class A                      20,116       874,442
                                                        ---------   -----------
Royal Caribbean Cruises Ltd.                                9,786       381,948
                                                        ---------   -----------
Starwood Hotels & Resorts Worldwide, Inc.                  23,828     1,447,551
                                                        ---------   -----------
                                                                      4,752,328
                                                                    -----------
HYPERMARKETS & SUPER CENTERS-0.44%
Wal-Mart Stores, Inc.                                       4,893       213,579
                                                        ---------   -----------
INTERNET SOFTWARE & SERVICES-1.27%
Google Inc. -Class A (b)                                    1,087       616,622
                                                        ---------   -----------
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-1.52%
iShares Russell 3000 Index Fund                             2,818       247,589
                                                        ---------   -----------
iShares S&P 500 Index Fund                                  1,596       244,140
                                                        ---------   -----------
S&P 500 Depositary Receipts Trust -Series 1                 1,624       247,790
                                                        ---------   -----------
                                                                        739,519
                                                                    -----------

AIM V.I. Leisure Fund

                                                          SHARES       VALUE
                                                        ---------   -----------
MOVIES & ENTERTAINMENT-10.20%
News Corp. -Class A                                       108,720   $ 2,390,753
                                                        ---------   -----------
Time Warner Inc.                                           51,560       946,642
                                                        ---------   -----------
Viacom Inc. -Class A (b)                                    6,888       268,288
                                                        ---------   -----------
Viacom Inc. -Class B (b)                                    5,181       201,903
                                                        ---------   -----------
Walt Disney Co. (The)                                      33,777     1,161,591
                                                        ---------   -----------
                                                                      4,969,177
                                                                    -----------
PUBLISHING-2.28%
Belo Corp. -Class A                                        16,816       291,926
                                                        ---------   -----------
Gannett Co., Inc.                                           4,221       184,458
                                                        ---------   -----------
McClatchy Co. (The) -Class A (c)                            6,096       121,798
                                                        ---------   -----------
McGraw-Hill Cos., Inc. (The)                               10,016       509,914
                                                        ---------   -----------
                                                                      1,108,096
                                                                    -----------
RESTAURANTS-3.11%
Burger King Holdings Inc.                                  14,618       372,613
                                                        ---------   -----------
McDonald's Corp.                                            9,700       528,359
                                                        ---------   -----------
Ruth's Chris Steak House, Inc. (b)                         16,222       231,163
                                                        ---------   -----------
Yum! Brands, Inc.                                          11,318       382,888
                                                        ---------   -----------
                                                                      1,515,023
                                                                    -----------
SOFT DRINKS-1.34%
PepsiCo, Inc.                                               8,900       652,014
                                                        ---------   -----------
SPECIALIZED REIT'S-0.85%
FelCcor Lodging Trust  Inc.                                20,882       416,178
                                                        ---------   -----------
SPECIALTY STORES-1.57%
PetSmart, Inc.                                             23,982       765,026
                                                        ---------   -----------
      Total Domestic Common Stocks & Other Equity
         Interests (Cost $28,719,347)                                37,994,807
                                                        ---------   -----------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-20.70%
BELGIUM-2.28%
Compagnie Nationale a Portfeuille/Nationale
   Portefeuille Maatschappis (Multi-Sector Holdings)        1,050        73,253
                                                        ---------   -----------
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)       2,879       349,235
                                                        ---------   -----------
InBev N.V. (Brewers) (e)                                    7,569       687,812
                                                        ---------   -----------
                                                                      1,110,300
                                                                    -----------
BRAZIL-1.84%
Companhia de Bebidas das Americas -ADR (Brewers)           12,666       896,626
                                                        ---------   -----------
DENMARK-1.24%
Carlsberg A.S. -Class B (Brewers)                           4,410       602,261
                                                        ---------   -----------
FRANCE-3.76%
Accor S.A. (Hotels, Resorts & Cruise Lines)                10,923       969,842
                                                        ---------   -----------
JC Decaux S.A. (Advertising) (e)                           11,123       391,210
                                                        ---------   -----------
Pernod Ricard S.A. (Distillers & Vintners)                  2,144       467,898
                                                        ---------   -----------
                                                                      1,828,950
                                                                    -----------

                                                          SHARES       VALUE
                                                        ---------   -----------
HONG KONG-0.71%
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines) (e)                 3,476,000   $   262,234
                                                        ---------   -----------
Television Broadcasts Ltd. -ADR
   (Broadcasting & Cable TV) (f)                            6,976        83,870
                                                        ---------   -----------
                                                                        346,104
                                                        ---------   -----------
JAPAN-0.36%
Sony Corp. -ADR (Consumer Electronics)                      3,641       174,986
                                                        ---------   -----------
MEXICO-0.67%
Coca-Cola Femsa, S.A. B. de C.V. -ADR
(Soft Drinks)                                               7,588       325,601
                                                        ---------   -----------
NETHERLANDS-2.50%
Heineken Holding N.V. (Brewers)                            11,500       659,286
                                                        ---------   -----------
Jetix Europe N.V. (Broadcasting & Cable TV)                23,032       558,381
                                                        ---------   -----------
                                                                      1,217,667
                                                                    -----------
SWEDEN-0.92%
Rezidor Hotel Group A.B. (Hotels, Resorts & Cruise
   Lines)                                                  61,734       448,368
                                                        ---------   -----------
SWITZERLAND-1.94%
Compagnie Financiere Richemont S.A. -Class A
   (Apparel, Accessories & Luxury Goods) (g)                9,714       643,798
                                                        ---------   -----------
Pargesa Holding S.A. (Multi-Sector Holdings)                2,723       300,116
                                                        ---------   -----------
                                                                        943,914
                                                                    -----------
UNITED KINGDOM-4.48%
Diageo PLC (Distillers & Vintners) (e)                     42,579       934,061
                                                        ---------   -----------
Intercontinental Hotels Group PLC (Hotels, Resorts &
   Cruise Lines)                                           19,429       385,810
                                                        ---------   -----------
WPP Group PLC (Advertising)                                63,814       864,351
                                                        ---------   -----------
                                                                      2,184,222
                                                                    -----------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $5,966,443)                                    10,078,999
                                                                    -----------
MONEY MARKET FUNDS-1.02%
Liquid Assets Portfolio --Institutional
   Class (h)                                              247,950       247,950
                                                        ---------   -----------
Premier Portfolio -Institutional Class (h)                247,950       247,950
                                                        ---------   -----------
   Total Money Market Funds (Cost $495,900)                             495,900
                                                                    -----------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-99.75%
   (Cost $35,181,690)                                                48,569,706
                                                                    -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Leisure Fund

                                                          SHARES       VALUE
                                                        ---------   -----------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-3.33%
Liquid Assets Portfolio -Institutional Class
   (Cost $1,624,520)(h)(i)                              1,624,520   $ 1,624,520
                                                        ---------   -----------
TOTAL INVESTMENTS-103.08%
   (Cost $36,806,210)                                                50,194,226
                                                                    -----------
OTHER ASSETS LESS LIABILITIES-(3.08)%                                (1,500,159)
                                                                    -----------
NET ASSETS-100.00%                                                  $48,694,067
                                                                    ===========

Investment Abbreviations:

ADR    --   American Depositary Receipt
REIT   --   Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d)  Each unit represents one common share and one trust share.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $2,275,317, which represented 4.67% of the Fund's Net Assets. See Note 1A.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2007 represented 0.17% of the Fund's Net Assets. See Note 1A.

(g) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Leisure Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Leisure Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of

AIM V.I. Leisure Fund
     foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             VALUE    PURCHASES AT   PROCEEDS FROM     VALUE    DIVIDEND
FUND                       12/31/06       COST           SALES       09/30/07    INCOME
------------------------   --------   ------------   -------------   --------   --------
Liquid Assets Portfolio-
   Institutional Class     $220,127    $4,499,054     $(4,471,231)   $247,950    $ 9,244
                           --------    ----------     -----------    --------    -------
Premier Portfolio-
   Institutional Class      220,127     4,499,054      (4,471,231)    247,950      9,204
                           --------    ----------     -----------    --------    -------
   SUBTOTAL                $440,254    $8,998,108     $(8,942,462)   $495,900    $18,448
                           ========    ==========     ===========    ========    =======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                             VALUE    PURCHASES AT   PROCEEDS FROM     VALUE      DIVIDEND
FUND                       12/31/06       COST           SALES        09/30/07    INCOME *
------------------------   --------   ------------   -------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class     $     --    $ 4,683,615   $ (3,059,095)   $1,624,520    $   599
                           --------    -----------   ------------    ----------    -------
   TOTAL INVESTMENTS
      IN AFFILIATES        $440,254    $13,681,723   $(12,001,557)   $2,120,420    $19,047
                           ========    ===========   ============    ==========    =======

*    Net of compensation to counterparties.

AIM V.I. Leisure Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $1,609,760 were on loan to brokers. The loans were secured by cash collateral of $1,624,520 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $599 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $6,053,893 and $13,825,087, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $14,651,065
                                                               -----------
Aggregate unrealized (depreciation) of investment securities    (1,692,450)
                                                               -----------
Net unrealized appreciation of investment securities           $12,958,615
                                                               ===========

Cost of investments for tax purposes is $37,235,611.

                        AIM V.I. MID CAP CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                        (AIM INVESTMENT(R) LOGO)

AIMinvestments.com    VIMCCE-QTR-1 9/07  A I M Advisors, Inc.

AIM V.I. Mid Cap Core Equity Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                         SHARES        VALUE
                                                      -----------   -----------
DOMESTIC COMMON STOCKS-67.31%
ADVERTISING-1.00%
Omnicom Group Inc.                                        142,190   $ 6,837,917
                                                                    -----------
AEROSPACE & DEFENSE-0.78%
Goodrich Corp.                                             78,582     5,361,650
                                                                    -----------
APPAREL, ACCESSORIES & LUXURY GOODS-0.28%
Jones Apparel Group, Inc.                                  91,479     1,932,951
                                                                    -----------
APPLICATION SOFTWARE-2.34%
Amdocs Ltd. (b)                                           111,383     4,142,334
Cadence Design Systems, Inc. (b)                          536,501    11,904,957
                                                                    -----------
                                                                     16,047,291
                                                                    -----------
COMPUTER STORAGE & PERIPHERALS-1.04%
QLogic Corp. (b)                                          530,831     7,139,677
                                                                    -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.53%
Joy Global Inc.                                           205,849    10,469,480
                                                                    -----------
DISTRIBUTORS-1.32%
Genuine Parts Co.                                         180,798     9,039,900
                                                                    -----------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.42%
Agilent Technologies, Inc. (b)                             78,037     2,878,005
                                                                    -----------
ELECTRONIC MANUFACTURING SERVICES-0.98%
Molex Inc.                                                249,142     6,709,394
                                                                    -----------
ENVIRONMENTAL & FACILITIES SERVICES-1.27%
Republic Services, Inc.                                   266,536     8,718,393
                                                                    -----------
FOOD RETAIL-0.69%
SUPERVALU Inc.                                            120,730     4,709,677
                                                                    -----------
GAS UTILITIES-1.20%
UGI Corp.                                                 314,994     8,183,544
                                                                    -----------
GENERAL MERCHANDISE STORES-0.40%
99 Cents Only Stores (b)                                  265,106     2,722,639
                                                                    -----------
HEALTH CARE EQUIPMENT-1.98%
Hospira, Inc. (b)                                         183,585     7,609,598
Varian Medical Systems, Inc. (b)                          141,705     5,936,023
                                                                    -----------
                                                                     13,545,621
                                                                    -----------
HEALTH CARE SERVICES-0.78%
Quest Diagnostics Inc. (c)                                 92,887     5,366,082
                                                                    -----------

                                                         SHARES        VALUE
                                                      -----------   -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.61%
Administaff, Inc.                                         302,901   $10,995,306
                                                                    -----------
INDUSTRIAL MACHINERY-3.35%
Dover Corp.                                               154,704     7,882,169
ITT Corp.                                                  88,448     6,008,272
Parker Hannifin Corp.                                      80,794     9,035,193
                                                                    -----------
                                                                     22,925,634
                                                                    -----------
INSURANCE BROKERS-0.93%
Marsh & McLennan Cos., Inc.                               248,492     6,336,546
                                                                    -----------
INTEGRATED TELECOMMUNICATION SERVICES-1.04%
IDT Corp. -Class B (c)                                    853,366     7,142,673
                                                                    -----------
LIFE SCIENCES TOOLS & SERVICES-5.47%
Invitrogen Corp. (b)                                      156,589    12,798,019
                                                                    -----------
PerkinElmer, Inc.                                         184,571     5,391,319
                                                                    -----------
Pharmaceutical Product Development, Inc.                  232,309     8,233,031
                                                                    -----------
Techne Corp. (b)(c)                                       175,305    11,058,239
                                                                    -----------
                                                                     37,480,608
                                                                    -----------
OFFICE ELECTRONICS-1.78%
Xerox Corp.                                               701,537    12,164,652
                                                                    -----------
OFFICE SERVICES & SUPPLIES-0.82%
Pitney Bowes Inc.                                         124,073     5,635,396
                                                                    -----------
OIL & GAS DRILLING-1.01%
Noble Corp.                                               141,444     6,937,828
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES-3.64%
BJ Services Co.                                           252,803     6,711,920
FMC Technologies, Inc. (b)                                126,034     7,267,121
Grant Prideco, Inc. (b)(c)                                 88,714     4,836,687
Smith International, Inc.                                  85,176     6,081,566
                                                                    -----------
                                                                     24,897,294
                                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION-5.99%
Chesapeake Energy  Corp.                                  358,744    12,649,313
Newfield Exploration Co. (b)                              170,157     8,194,761
Pioneer Natural Resources Co. (c)                         207,320     9,325,254
Whiting Petroleum Corp. (b)                               243,672    10,831,220
                                                                    -----------
                                                                     41,000,548
                                                                    -----------
PAPER PRODUCTS-1.41%
MeadWestvaco Corp.                                        327,294     9,664,992
                                                                    -----------

AIM V.I. Mid Cap Core Equity Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
PERSONAL PRODUCTS-3.07%
Avon Products, Inc.                                       224,453   $  8,423,721
                                                                    ------------
Estee Lauder Cos. Inc. (The) -Class A                     296,042     12,569,943
                                                                    ------------
                                                                      20,993,664
                                                                    ------------
PHARMACEUTICALS-3.67%
Barr Pharmaceuticals Inc. (b)                             380,491     21,653,743
                                                                    ------------
Warner Chilcott Ltd. -Class A (b)(c)                      196,589      3,493,386
                                                                    ------------
                                                                      25,147,129
                                                                    ------------
PRECIOUS METALS & MINERALS-1.72%
Coeur d'Alene Mines Corp. (b)(c)                        3,109,084     11,783,428
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-3.21%
Axis Capital Holdings Ltd.                                334,767     13,025,784
                                                                    ------------
Progressive Corp. (The)                                   387,223      7,515,999
                                                                    ------------
XL Capital Ltd. -Class A                                   17,901      1,417,759
                                                                    ------------
                                                                      21,959,542
                                                                    ------------
PUBLISHING-1.14%
Washington Post Co. (The) -Class B                          9,722      7,804,822
                                                                    ------------
REGIONAL BANKS-0.73%
SVB Financial Group (b)(c)                                105,783      5,009,883
                                                                    ------------
SEMICONDUCTORS-2.04%
Analog Devices, Inc.                                      192,759      6,970,165
                                                                    ------------
Linear Technology Corp.                                   198,941      6,960,946
                                                                    ------------
                                                                      13,931,111
                                                                    ------------
SPECIALIZED FINANCE-0.25%
Moody's Corp.                                              33,430      1,684,872
                                                                    ------------
SPECIALTY CHEMICALS-5.80%
International Flavors & Fragrances Inc.                   305,912     16,170,509
                                                                    ------------
Rohm and Haas Co.                                         116,387      6,479,264
                                                                    ------------
Sigma-Aldrich Corp.                                       349,711     17,044,914
                                                                    ------------
                                                                      39,694,687
                                                                    ------------
SYSTEMS SOFTWARE-0.70%
McAfee Inc. (b)                                           137,477      4,793,823
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-1.92%
People's United Financial Inc.                            760,856     13,147,592
                                                                    ------------
   Total Domestic Common Stocks
   (Cost $395,493,555)                                               460,794,251
                                                                    ------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-
   11.89%
BELGIUM-0.00%
Groupe Bruxelles Lambert S.A. (Multi-Sector
   Holdings)                                                    1             61
                                                                    ------------
CANADA-2.86%
Nortel Networks Corp. (Communications Equipment)
   (b)                                                    455,512      7,734,593
                                                                    ------------
Penn West Energy Trust (Oil & Gas Exploration &
   Production) (c)                                        382,083     11,871,319
                                                                    ------------
                                                                      19,605,912
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
FRANCE-2.08%
Business Objects S.A. -ADR (Application Software)
   (b)                                                    317,550   $ 14,248,468
                                                                    ------------
JAPAN-3.25%
Fujitsu Ltd. (Computer Hardware) (c)(d)                   790,000      5,559,795
Namco Bandai Holdings Inc. (Leisure Products) (c)
   (d)                                                    503,300      7,293,092
Sega Sammy Holdings Inc. (Leisure Products) (c)(d)        708,577      9,413,503
                                                                    ------------
                                                                      22,266,390
                                                                    ------------
SOUTH KOREA-0.55%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                            125,464      3,726,281
                                                                    ------------
SWEDEN-0.85%
Atlas Copco A.B. -Class A (Industrial Machinery)          336,800      5,827,894
                                                                    ------------
UNITED KINGDOM-2.30%
Cadbury Schweppes PLC (Packaged Foods & Meats)          1,354,318     15,711,583
                                                                    ------------
   Total Foreign Common Stocks & Other Equity
      Interests
     (Cost $83,630,897)                                               81,386,589
                                                                    ------------
PREFERRED STOCKS-2.47%

GERMANY-2.47%
Henkel KGaA -Pfd. (Household Products) (c)                327,912     16,876,958
                                                                    ------------
   Total Foreign Preferred Stocks
      (Cost $13,886,854)                                              16,876,958
                                                                    ------------
MONEY MARKET FUNDS-18.34%
Liquid Assets Portfolio -Institutional Class(e)        62,789,953     62,789,953
                                                                    ------------
Premier Portfolio -Institutional Class(e)              62,789,953     62,789,953
                                                                    ------------
   Total Money Market Funds
   (Cost $125,579,906)                                               125,579,906
                                                                    ------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-100.01% (Cost $618,591,212)                                 684,637,704
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-5.77%
Liquid Assets Portfolio-Institutional Class
   -Institutional Class
   (Cost $39,531,000)(e)(f)                            39,531,000     39,531,000
                                                                    ------------
TOTAL INVESTMENTS-105.78%
   (Cost $658,122,212)                                               724,168,704
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(5.78)%                                (39,595,154)
                                                                    ------------
NET ASSETS-100.00%                                                  $684,573,550
                                                                    ============

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Mid Cap Core Equity Fund

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $22,266,390, which represented 3.25% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Mid Cap Core Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM V.I. Mid Cap Core Equity Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM V.I. Mid Cap Core Equity Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              VALUE      PURCHASES AT   PROCEEDS FROM      VALUE
FUND                         12/31/06        COST           SALES         09/30/07     DIVIDEND INCOME
----                       -----------   ------------   -------------   ------------   ---------------
Liquid Assets Portfolio-
   Institutional Class     $38,447,715   $138,613,199   $(114,270,961)  $ 62,789,953      $2,185,288
Premier Portfolio-
   Institutional Class      38,447,715    138,613,199    (114,270,961)    62,789,953       2,176,283
                           -----------   ------------   -------------   ------------      ----------
   SUBTOTAL                $76,895,430   $277,226,398   $(228,541,922)  $125,579,906      $4,361,571
                           -----------   ------------   -------------   ------------      ----------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE      PURCHASES AT   PROCEEDS FROM       VALUE
FUND                         12/31/06        COST           SALES         09/30/07     DIVIDEND INCOME*
----                       -----------   ------------   -------------   ------------   ----------------
Liquid Assets Portfolio-
   Institutional Class     $        --   $196,839,675   $(157,308,675)  $ 39,531,000      $   62,427
                           -----------   ------------   -------------   ------------      ----------
   TOTAL INVESTMENTS
      IN AFFILIATES        $76,895,430   $474,066,073   $(385,850,597)  $165,110,906      $4,423,998
                           ===========   ============   =============   ============      ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $ 38,023,997 were on loan to brokers. The loans were secured by cash collateral of $ 39,531,000 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $62,427 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Mid Cap Core Equity Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $ 293,364,583 and $ 341,195,678 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 86,836,123
Aggregate unrealized (depreciation) of investment securities    (21,248,252)
                                                               ------------
Net unrealized appreciation of investment securities           $ 65,587,871
                                                               ============

Cost of investments for tax purposes is $ 658,580,833.

                           AIM V.I. MONEY MARKET FUND

          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestment.com             VIMKT-QTR-1 9/07              A I M Advisors, Inc.

                                                       (AIM INVESTMENT (R) LOGO)

AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)        VALUE
                                          --------   ----------   -----------
COMMERCIAL PAPER-40.00%(A)
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-9.78%
Legacy Capital Co., LLC  -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC;
   agent)
   (Acquired 04/17/07;
   Cost $1,022,450)
   5.19%(b)                               10/16/07   $    1,050   $ 1,047,729
   (Acquired 04/16/07;
   Cost $652,227)
   5.19%(b)                               10/17/07          670       668,455
Lexington Parker
   Capital Co., LLC
   (Multi CEP's-
   Liberty Hampshire
   Co., LLC; agent)
   (Acquired 08/01/07;
   Cost $2,128,659)
   5.27%(b)                               11/05/07        2,159     2,147,938
Long Lane Master
   Trust IV
   (CEP-Bank of
   America, N.A.)
   (Acquired 09/21/07;
   Cost $994,993)
   5.15%(b)                               10/26/07        1,000       996,424
                                                                  -----------
                                                                    4,860,546
                                                                  -----------
ASSET-BACKED SECURITIES -
  MULTI-PURPOSE-4.00%
Falcon Asset
   Securitization Corp.
   (Acquired 08/08/07;
   Cost $1,973,400)
   5.32%(b)                               11/06/07        2,000     1,989,360
                                                                  -----------
ASSET-BACKED SECURITIES -
   SECURITIES-10.40%
Aspen Funding Corp.
   (Acquired
   07/31/07; Cost $1,973,408)
   5.26%(b)                               10/30/07        2,000     1,991,525
Grampian Funding
   Ltd./LLC
   (Acquired
   05/22/07; Cost $974,363)
   5.19%(b)(c)                            11/16/07        1,000       993,375

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)        VALUE
                                          --------   ----------   -----------
ASSET-BACKED SECURITIES -
   SECURITIES-(CONTINUED)
Perry Global Funding,
   Ltd./LLC
   (Acquired 05/22/07;
   Cost $244,387)
   5.22%(b)                               10/25/07   $      250   $   249,131
Tulip Funding Corp.
   (Acquired
   09/21/07; Cost $1,931,313)
   5.20%(b)(c)                            10/22/07        1,940     1,934,115
                                                                  -----------
                                                                    5,168,146
                                                                  -----------
ASSET-BACKED SECURITIES - TRADE
   RECEIVABLES-2.00%
CAFCO, LLC
   (Acquired 09/20/07;
   Cost $994,529)
   5.05%(b)                               10/29/07        1,000       996,072
                                                                  -----------
DIVERSIFIED BANKS-7.42%
Barclays US Funding
   LLC
   5.45%(c)                               10/02/07        1,500     1,499,773
Dexia Delaware LLC
   5.03%(c)                               11/19/07        1,000       993,161
HBOS Treasury
   Services PLC
   5.50%(c)                               10/09/07        1,200     1,198,533
                                                                  -----------
                                                                    3,691,467
                                                                  -----------
REGIONAL BANKS-4.40%
Westpac Banking Corp.
   (Acquired
   09/14/07; Cost
   $2,182,018)
   5.35%(b)(c)                            11/08/07        2,200     2,187,576
                                                                  -----------
SOFT DRINKS-2.00%
Coca-Cola Co.
   5.00%                                  11/07/07        1,000       994,861
                                                                  -----------
      Total Commercial Paper
         (Cost $19,888,028)                                        19,888,028
                                                                  -----------

AIM V.I. MONEY MARKET FUND

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)        VALUE
                                          --------   ----------   -----------
VARIABLE RATE DEMAND NOTES-21.34%(d)(e)
INSURED-0.46%(f)
Omaha (City of),
   Nebraska;
   (Riverfront
   Redevelopment
   Project);
   Series 2002 B,
   Special Obligation
   Taxable RB
   (INS-Ambac
   Assurance Corp.)
   5.18%(g)                               02/01/13   $      230   $   230,000
                                                                  -----------
LETTER OF CREDIT ENHANCED-20.88%(h)
A Mining Group LLC;
   Series 2006,
   Taxable Floating
   Rate Bonds
   (LOC-Wachovia Bank,
   N.A.)
   5.25%(g)                               06/01/29          200       200,000
Albany (City of), New
   York Industrial
   Development Agency
   (Albany Medical
   Center Hospital);
   Series 2006 B,
   Taxable IDR
   (LOC-RBS Citizens,
   N.A.)
   5.13%(g)                               05/01/35          985       985,000
Albuquerque (City
   of), New Mexico
   (KTech Corp.
   Project);
   Series 2002,
   Taxable RB
   (LOC-Wells Fargo
   Bank, N.A.)
   5.20%                                  11/01/22          650       650,000
Corp. Finance
   Managers Inc.,
   Integrated Loan
   Program;
   Series 2003 B,
   PARTs
   (LOC-Wells Fargo
   Bank, N.A.)
   5.20%(g)                               02/02/43        2,145     2,145,000
EPC Allentown, LLC;
   Series 2005,
   Taxable Floating
   Rate Bonds
   (LOC-Wachovia Bank,
   N.A.)
   5.13%(g)                               07/01/30        3,200     3,200,000
Roman Catholic
   Diocese of
   Charlotte;
   Series 2002,
   Taxable Floating
   Rate Bonds
   (LOC-Wachovia Bank,
   N.A.)
   5.13%(g)                               05/01/14        1,200     1,200,000

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)        VALUE
                                          --------   ----------   -----------
LETTER OF CREDIT ENHANCED(h)-
   (CONTINUED)
Thomasville (City
   of), Georgia
   Payroll Development
   Authority (American
   Fresh Foods L.P.);
   Series 2005 B,
   Taxable RB
   (LOC-Wachovia Bank,
   N.A.)
   5.20%(g)                               09/01/17   $    2,000   $ 2,000,000
                                                                   10,380,000
                                                                  -----------
      Total Variable Rate Demand Notes
         (Cost $10,610,000)                                        10,610,000
                                                                  -----------
MEDIUM-TERM NOTES-5.43%
Metropolitan Life
   Global Funding I
   Floating Rate MTN
   (Acquired 11/10/04;
   Cost $700,525)
   5.24%(b)(e)                            01/28/08          700       700,087
Societe Generale S.A.
   Unsec. Floating
   Rate MTN
   (Acquired 10/26/05;
   Cost $2,000,000)
   5.71%(b)(c)(e)                         08/01/08        2,000     2,000,000
                                                                  -----------
      Total Medium-Term Notes
         (Cost $2,700,087)                                          2,700,087
                                                                  -----------
MASTER NOTE AGREEMENT-4.03%
Merrill Lynch
   Mortgage Capital,
   Inc.
   (Acquired
   08/08/07; Cost
   $2,000,000)
   5.38%(b)(e)(g)(i)
   (Cost $2,000,000)                      10/10/07        2,000     2,000,000
                                                                  -----------
CERTIFICATE OF DEPOSIT-2.01%
UBS A.G.
   5.38%
  (Cost $1,000,000)                       06/02/08        1,000     1,000,000
                                                                  -----------
FUNDING AGREEMENT-2.01%
New York Life Insurance Co.
   (Acquired 04/04/07;
   Cost $1,000,000)
   5.42%(b)(e)(j)
   (Cost $1,000,000)                      04/04/08        1,000     1,000,000
                                                                  -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MONEY MARKET FUND

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)        VALUE
                                          --------   ----------   -----------
ASSET-BACKED SECURITIES-2.01%
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-2.01%
RACERS Trust Series 2004-6-MM
   Floating Rate Notes
   (CEP-Lehman Brothers Holdings
   Inc.) (Acquired 04/13/2004;
   Cost $1,000,000)
   (Cost $1,000,000)(b)(e)                           $1,000,000   $ 1,000,000
                                                                  -----------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-76.83%
   (Cost $38,198,115)                                              38,198,115
                                                                  -----------

                                                     REPURCHASE
                                                       AMOUNT
                                                     ----------
REPURCHASE AGREEMENTS-22.96%(k)
Fortis Bank S.A., Joint
   agreement dated 09/30/07,
   aggregate maturing value
   $800,356,667
   (collateralized by
   Corporate obligations
   valued at $840,000,001;
   5.55%, 06/03/52)
   5.35%, 10/01/07(c)                                 2,000,892     2,000,000
                                                                  -----------
Greenwich Capital Markets,
   Inc., Joint agreement
   dated 09/30/07, aggregate
   maturing value
   $800,340,000
   (collateralized by U.S.
   Government obligations
   valued at $816,004,040;
   4.18%-7.53%,
   04/01/32-09/01/47)
   5.10%, 10/01/07                                    9,417,548     9,413,547
                                                                  -----------
      Total Repurchase Agreements
         (Cost $11,413,547)                                        11,413,547
                                                                  -----------
TOTAL INVESTMENTS-99.79%
   (Cost $49,611,662) (l)(m)                                       49,611,662
                                                                  -----------
OTHER ASSETS LESS LIABILITIES-0.21%                                   106,211
                                                                  -----------
NET ASSETS-100.00%                                                $49,717,873
                                                                  -----------

Investment Abbreviations:
CEP    -- Credit Enhancement Provider
IDR    -- Industrial Development Revenue Bonds
INS    -- Insurer
LOC    -- Letter of Credit
MTN    -- Medium-Term Notes
PARTs  -- Pooled Adjustable Rate Taxable Notes(SM)
RACERS -- Restructured Asset Certificates with Enhanced ReturnS(SM)
RB     -- Revenue Bonds
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $21,901,787, which represented 44.05% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 6.1%; United Kingdom: 7.5%; other countries less than 5%: 12.3%.

(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at September 30, 2007 represented 2.01% of the Fund's Net Assets.

(k)  Principal amount equals value at period end. See Note 1D.

(l) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities              Percentage
--------              ----------
Wachovia Bank, N.A.      13.3%
Wells Fargo & Co.         5.7

(m)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. MONEY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                         AIM V.I. SMALL CAP EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   ViSCE-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS(A)
September 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                       ---------   -------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.12%
AEROSPACE & DEFENSE-1.33%
Aeroviroment, Inc. (b)                                    22,344   $    514,135
                                                       ---------   ------------
Curtiss-Wright Corp.                                      32,490      1,543,275
                                                       ---------   ------------
                                                                      2,057,410
                                                                   ------------
AIRLINES-0.99%
Allegiant Travel Co. (b)                                  50,434      1,529,159
                                                       ---------   ------------
APPAREL RETAIL-1.34%
Charming Shoppes, Inc. (b)                               124,005      1,041,642
                                                       ---------   ------------
Wet Seal, Inc. (The) -Class A(b)                         263,135      1,018,332
                                                       ---------   ------------
                                                                      2,059,974
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.77%
Fossil, Inc. (b)                                          31,811      1,188,459
                                                       ---------   ------------
APPLICATION SOFTWARE-2.70%
ACI Worldwide, Inc. (b)                                   51,649      1,154,355
                                                       ---------   ------------
Blackbaud, Inc.                                           70,671      1,783,736
                                                       ---------   ------------
BladeLogic, Inc. (b)                                       1,659         42,537
                                                       ---------   ------------
Epicor Software Corp. (b)                                 85,764      1,180,970
                                                       ---------   ------------
                                                                      4,161,598
                                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS-0.99%
Affiliated Managers Group, Inc. (b)(c)                    11,935      1,521,832
                                                       ---------   ------------
BIOTECHNOLOGY-0.35%
InterMune, Inc. (b)                                       28,298        541,341
                                                       ---------   ------------
BUILDING PRODUCTS-1.91%
Goodman Global, Inc. (b)                                  62,165      1,484,500
                                                       ---------   ------------
NCI Building Systems, Inc. (b)                            33,683      1,455,443
                                                       ---------   ------------
                                                                      2,939,943
                                                                   ------------
CATALOG RETAIL-0.41%
PC Mall, Inc. (b)                                         40,480        631,893
                                                       ---------   ------------
COMMUNICATIONS EQUIPMENT-2.52%
Comtech Telecommunications Corp. (b)                      39,050      2,088,784
                                                       ---------   ------------
OpNext, Inc. (b)                                          87,762      1,018,039
                                                       ---------   ------------
Starent Networks Corp. (b)                                37,225        785,820
                                                       ---------   ------------
                                                                      3,892,643
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS-0.92%
Emulex Corp. (b)                                          73,973      1,418,062
                                                       ---------   ------------

                                                         SHARES         VALUE
                                                       ---------   -------------
CONSTRUCTION & ENGINEERING-0.84%
Quanta Services, Inc. (b)                                 49,175   $  1,300,668
                                                       ---------   ------------

CONSTRUCTION MATERIALS-0.99%
Texas Industries, Inc.                                    19,527      1,532,870
                                                       ---------   ------------
DATA PROCESSING & OUTSOURCED SERVICES-2.10%
Euronet Worldwide, Inc. (b)(c)                            46,900      1,396,213
                                                       ---------   ------------
Wright Express Corp. (b)                                  50,533      1,843,949
                                                       ---------   ------------
                                                                      3,240,162
                                                                   ------------

DIVERSIFIED CHEMICALS-1.00%
FMC Corp.                                                 29,636      1,541,665
                                                       ---------   ------------
DIVERSIFIED METALS & MINING-1.16%
Compass Minerals International, Inc.                      52,644      1,792,002
                                                       ---------   ------------
EDUCATION SERVICES-2.02%
Capella Education Co. (b)                                 35,246      1,970,604
                                                       ---------   ------------
Universal Technical Institute Inc. (b)                    64,036      1,152,648
                                                       ---------   ------------
                                                                      3,123,252
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.86%
Genlyte Group Inc. (The) (b)                              20,557      1,320,993
                                                       ---------   ------------
ELECTRONIC MANUFACTURING SERVICES-3.28%
Benchmark Electronics, Inc. (b)                           73,881      1,763,539
                                                       ---------   ------------
Methode Electronics, Inc.                                101,907      1,533,700
                                                       ---------   ------------
Park Electrochemical Corp.                                52,482      1,762,346
                                                       ---------   ------------
                                                                      5,059,585
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES-0.73%
Waste Connections, Inc. (b)                               35,656      1,132,435
                                                       ---------   ------------
FOOD RETAIL-1.08%
Ruddick Corp.                                             49,597      1,663,483
                                                       ---------   ------------
GAS UTILITIES-1.09%
Energen Corp.                                             29,574      1,689,267
                                                       ---------   ------------
HEALTH CARE DISTRIBUTORS-0.91%
Owens & Minor, Inc.                                       36,894      1,405,292
                                                       ---------   ------------
HEALTH CARE EQUIPMENT-1.79%
ev3 Inc. (b)(c)                                           65,123      1,069,320
                                                       ---------   ------------
STERIS Corp.                                              62,103      1,697,275
                                                       ---------   ------------
                                                                      2,766,595
                                                                   ------------
HEALTH CARE FACILITIES-0.78%
Skilled Healthcare Group Inc. -Class A(b)                 76,665      1,207,474
                                                       ---------   ------------

AIM V.I. Small Cap Equity Fund

                                                         SHARES         VALUE
                                                       ---------   -------------
HEALTH CARE SERVICES-1.91%
Cross Country Healthcare, Inc. (b)                        82,773   $  1,446,044
                                                       ---------   ------------
Gentiva Health Services, Inc. (b)                         78,212      1,502,453
                                                       ---------   ------------
                                                                      2,948,497
                                                                   ------------
HEALTH CARE SUPPLIES-1.99%
Haemonetics Corp. (b)                                     34,532      1,706,571
                                                       ---------   ------------
Medical Action Industries Inc. (b)                        57,548      1,361,586
                                                       ---------   ------------
                                                                      3,068,157
                                                                   ------------
HEALTH CARE TECHNOLOGY-1.46%
Omnicell, Inc. (b)                                        78,838      2,250,037
                                                       ---------   ------------
HOTELS, RESORTS & CRUISE LINES-1.21%
Ambassadors Group, Inc.                                   19,570        745,617
                                                       ---------   ------------
Red Lion Hotels Corp. (b)                                108,400      1,116,520
                                                       ---------   ------------
                                                                      1,862,137
                                                                   ------------
HOUSEHOLD APPLIANCES-1.13%
Snap-on Inc.                                              35,112      1,739,448
                                                       ---------   ------------
HOUSEWARES & SPECIALTIES-1.32%
Tupperware Brands Corp.                                   64,722      2,038,096
                                                       ---------   ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.91%
Kforce Inc. (b)                                          108,925      1,400,776
                                                       ---------   ------------
INDUSTRIAL MACHINERY-4.38%
Chart Industries, Inc. (b)                                58,021      1,865,955
                                                       ---------   ------------
Kadant Inc. (b)                                           63,494      1,777,832
                                                       ---------   ------------
RBC Bearings Inc. (b)                                     43,128      1,653,959
                                                       ---------   ------------
Valmont Industries, Inc.                                  17,147      1,454,923
                                                       ---------   ------------
                                                                      6,752,669
                                                                   ------------
INSURANCE BROKERS-0.92%
Hilb Rogal and Hobbs Co.                                  32,911      1,426,034
                                                       ---------   ------------
INTEGRATED TELECOMMUNICATION SERVICES-2.46%
Alaska Communications Systems Group Inc.                  78,020      1,127,389
                                                       ---------   ------------
Cincinnati Bell Inc. (b)                                 228,495      1,128,765
                                                       ---------   ------------
NTELOS Holdings Corp.                                     52,039      1,533,069
                                                       ---------   ------------
                                                                      3,789,223
                                                                   ------------
INTERNET SOFTWARE & SERVICES-3.90%
Ariba, Inc. (b)                                          170,434      1,837,278
                                                       ---------   ------------
CyberSource Corp. (b)(c)                                 118,465      1,384,856
                                                       ---------   ------------
DealerTrack Holdings Inc. (b)                             32,142      1,346,107
                                                       ---------   ------------
Open Text Corp. (Canada)(b)(c)                            55,632      1,444,763
                                                       ---------   ------------
                                                                      6,013,004
                                                                   ------------
INVESTMENT BANKING & BROKERAGE-0.74%
CMET Finance Holdings, Inc.
   (Acquired 12/18/03; Cost $20,000)(b)(d)(e)                200          3,224
                                                       ---------   ------------
Thomas Weisel Partners Group, Inc. (b)                    78,299      1,136,118
                                                       ---------   ------------
                                                                      1,139,342
                                                                   ------------

                                                         SHARES         VALUE
                                                       ---------   -------------
IT CONSULTING & OTHER SERVICES-0.29%
EnerNOC, Inc. (b)                                         11,752   $    448,691
                                                       ---------   ------------
LEISURE PRODUCTS-0.85%
Smith & Wesson Holding Corp. (b)(c)                       69,054      1,318,241
                                                       ---------   ------------
LIFE SCIENCES TOOLS & SERVICES-1.99%
Bio-Rad Laboratories, Inc. -Class A (b)                   21,986      1,989,733
                                                       ---------   ------------
Dionex Corp. (b)                                          13,592      1,080,020
                                                       ---------   ------------
                                                                      3,069,753
                                                                   ------------
METAL & GLASS CONTAINERS-1.61%
AptarGroup, Inc.                                          40,473      1,532,712
                                                       ---------   ------------
Bway Holding Co. (b)                                      85,577        954,184
                                                       ---------   ------------
                                                                      2,486,896
                                                                   ------------
MOVIES & ENTERTAINMENT-0.98%
World Wrestling Entertainment, Inc.
   -Class A                                              100,464      1,514,997
                                                       ---------   ------------
MULTI-UTILITIES-0.40%
Avista Corp.                                              30,236        615,303
                                                       ---------   ------------
OFFICE REIT'S-0.83%
Alexandria Real Estate Equities, Inc.                     13,361      1,286,130
                                                       ---------   ------------
OIL & GAS EQUIPMENT & SERVICES-2.12%
NATCO Group Inc. -Class A (b)                             29,892      1,546,911
                                                       ---------   ------------
Oceaneering International, Inc. (b)                       22,728      1,722,782
                                                       ---------   ------------
                                                                      3,269,693
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION-3.29%
Comstock Resources, Inc. (b)                              56,702      1,748,690
                                                       ---------   ------------
Parallel Petroleum Corp. (b)                              87,268      1,482,683
                                                       ---------   ------------
Penn Virginia Corp.                                       42,086      1,850,942
                                                       ---------   ------------
                                                                      5,082,315
                                                                   ------------
PACKAGED FOODS & MEATS-3.05%
Flowers Foods, Inc.                                       79,152      1,725,514
                                                       ---------   ------------
J & J Snack Foods Corp.                                   43,219      1,504,885
                                                       ---------   ------------
TreeHouse Foods, Inc. (b)                                 54,575      1,476,254
                                                       ---------   ------------
                                                                      4,706,653
                                                                   ------------
PHARMACEUTICALS-1.83%
Axcan Pharma Inc. (Canada)(b)                             90,384      1,877,276
                                                       ---------   ------------
Sciele Pharma, Inc. (b)                                    3,766         97,991
                                                       ---------   ------------
ViroPharma Inc. (b)                                       95,021        845,687
                                                       ---------   ------------
                                                                      2,820,954
                                                                   ------------
PROPERTY & CASUALTY INSURANCE-2.78%
Assured Guaranty Ltd.                                     64,860      1,762,246
                                                       ---------   ------------
FPIC Insurance Group, Inc. (b)                            29,983      1,290,768
                                                       ---------   ------------
Philadelphia Consolidated Holding Corp. (b)               29,767      1,230,568
                                                       ---------   ------------
                                                                      4,283,582
                                                                   ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Small Cap Equity Fund

                                                         SHARES         VALUE
                                                       ---------   -------------
PUBLISHING-0.64%
GateHouse Media, Inc. (c)                                 77,860   $    992,715
                                                       ---------   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.87%
Jones Lang LaSalle Inc.                                   13,081      1,344,204
                                                       ---------   ------------
REGIONAL BANKS-4.50%
Columbia Banking System, Inc.                             47,730      1,518,769
                                                       ---------   ------------
First Financial Bankshares, Inc.                          20,222        812,520
                                                       ---------   ------------
Provident Bankshares Corp.                                33,095      1,036,866
                                                       ---------   ------------
Signature Bank (b)                                        31,369      1,105,130
                                                       ---------   ------------
Sterling Bancshares, Inc.                                136,820      1,561,116
                                                       ---------   ------------
Sterling Financial Corp.                                  33,592        903,961
                                                       ---------   ------------
                                                                      6,938,362
                                                                   ------------
RESTAURANTS-1.69%
IHOP Corp. (c)                                            23,976      1,518,400
                                                       ---------   ------------
Papa John's International, Inc. (b)                       44,509      1,087,800
                                                       ---------   ------------
                                                                      2,606,200
                                                                   ------------
SEMICONDUCTOR EQUIPMENT-1.58%
ATMI, Inc. (b)                                            53,006      1,576,928
                                                       ---------   ------------
Nextest Systems Corp. (b)                                 66,446        854,496
                                                       ---------   ------------
                                                                      2,431,424
                                                                   ------------
SEMICONDUCTORS-3.50%
DSP Group, Inc. (b)                                       79,545      1,259,197
                                                       ---------   ------------
Power Integrations, Inc. (b)                              45,177      1,342,209
                                                       ---------   ------------
Semtech Corp. (b)                                         85,976      1,760,789
                                                       ---------   ------------
Supertex, Inc. (b)                                        26,133      1,042,184
                                                       ---------   ------------
                                                                      5,404,379
                                                                   ------------
SPECIALIZED REIT'S-1.35%
LaSalle Hotel Properties                                  31,400      1,321,312
                                                       ---------   ------------
Universal Health Realty Income Trust                      21,502        763,966
                                                       ---------   ------------
                                                                      2,085,278
                                                                   ------------
SPECIALTY CHEMICALS-1.76%
A. Schulman, Inc.                                         56,639      1,117,488
                                                       ---------   ------------
H.B. Fuller Co.                                           54,034      1,603,729
                                                       ---------   ------------
                                                                      2,721,217
                                                                   ------------
STEEL-1.26%
Carpenter Technology Corp.                                14,914      1,938,969
                                                       ---------   ------------
TECHNOLOGY DISTRIBUTORS-0.72%
Agilysys, Inc.                                            65,356      1,104,516
                                                       ---------   ------------
TRADING COMPANIES & DISTRIBUTORS-1.38%
UAP Holding Corp.                                         68,050      2,134,048
                                                       ---------   ------------
TRUCKING-1.66%
Landstar System, Inc.                                     25,269      1,060,540
                                                       ---------   ------------
Marten Transport, Ltd. (b)                                97,691      1,505,418
                                                       ---------   ------------
                                                                      2,565,958
                                                                   ------------
   Total Common Stocks & Other Equity Interests
      (Cost $132,422,713)                                           148,315,955
                                                                   ------------

                                                         SHARES         VALUE
                                                       ---------   -------------
MONEY MARKET FUNDS-4.94%
Liquid Assets Portfolio -Institutional Class(f)        3,813,451   $  3,813,451
                                                       ---------   ------------
Premier Portfolio -Institutional Class(f)              3,813,452      3,813,452
                                                       ---------   ------------
   Total Money Market Funds
      (Cost $7,626,903)                                               7,626,903
                                                                   ------------
TOTAL INVESTMENTS  (excluding investments
   purchased with cash collateral from securities
   on loan)-101.06% (Cost $140,049,616)                             155,942,858
                                                                   ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-4.41%
Liquid Assets Portfolio -Institutional Class
   (Cost $6,797,400)(f)(g)                             6,797,400      6,797,400
                                                       ---------   ------------
TOTAL INVESTMENTS-105.47%
   (Cost $146,847,016)                                              162,740,258
                                                                   ------------
OTHER ASSETS LESS LIABILITIES-(5.47)%                                (8,443,346)
                                                                   ------------
NET ASSETS-100.00%                                                 $154,296,912
                                                                   ============

Investment Abbreviations:

REIT   --   Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2007 represented 0.00% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2007 represented 0.00% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Small Cap Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Small Cap Equity Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM V.I. Small Cap Equity Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                     VALUE      PURCHASES      PROCEEDS        VALUE     DIVIDEND
FUND                               12/31/06      AT COST      FROM SALES     09/30/07     INCOME
-------------------------------   ----------   -----------   ------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class            $1,516,665   $30,919,907   $(28,623,121)  $3,813,451   $ 84,000
                                  ----------   -----------   ------------   ----------   --------
Premier Portfolio-Institutional
   Class                           1,516,665    30,919,908    (28,623,121)   3,813,452     83,670
                                  ----------   -----------   ------------   ----------   --------
   SUBTOTAL                       $3,033,330   $61,839,815   $(57,246,242)  $7,626,903   $167,670
                                  ==========   ===========   ============   ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                     VALUE      PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                               12/31/06      AT COST      FROM SALES      09/30/07     INCOME*
-------------------------------   ----------   -----------   ------------   -----------   --------
Liquid Assets Portfolio-
   Institutional Class            $       --   $16,703,120   $ (9,905,720)  $ 6,797,400   $  6,607
                                  ----------   -----------   ------------   -----------   --------
   TOTAL INVESTMENTS IN
      AFFILIATES                  $3,033,330   $78,542,935   $(67,151,962)  $14,424,303   $174,277
                                  ==========   ===========   ============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $6,706,880 were on loan to brokers. The loans were secured by cash collateral of $6,797,400 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $6,607 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Small Cap Equity Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $91,264,618 and $44,850,424, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $22,139,702
                                                               -----------
Aggregate unrealized (depreciation) of investment securities    (6,324,807)
                                                               -----------
Net unrealized appreciation of investment securities           $15,814,895
                                                               -----------

Cost of investments for tax purposes is $146,925,363.

                            AIM V.I. TECHNOLOGY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VITEC-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Technology Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
DOMESTIC COMMON STOCKS-78.35%
APPLICATION SOFTWARE-6.04%
Adobe Systems Inc. (b)                                     110,111   $ 4,807,446
                                                           -------   -----------
Amdocs Ltd. (b)                                             81,929     3,046,940
                                                           -------   -----------
Autodesk, Inc. (b)                                          51,156     2,556,265
                                                           -------   -----------
                                                                      10,410,651
                                                                     -----------
COMMUNICATIONS EQUIPMENT-9.46%
Cisco Systems, Inc. (b)                                    183,689     6,081,943
                                                           -------   -----------
CommScope, Inc. (b)                                         37,502     1,884,101
                                                           -------   -----------
F5 Networks, Inc. (b)                                       93,618     3,481,653
                                                           -------   -----------
Foundry Networks, Inc. (b)                                 113,315     2,013,608
                                                           -------   -----------
Harris Corp.                                                34,584     1,998,609
                                                           -------   -----------
OpNext, Inc. (b)                                            71,555       830,038
                                                           -------   -----------
                                                                      16,289,952
                                                                     -----------
COMPUTER HARDWARE-8.82%
Apple Inc. (b)                                              43,666     6,704,478
                                                           -------   -----------
Dell Inc. (b)                                               76,428     2,109,413
                                                           -------   -----------
Hewlett-Packard Co.                                         93,690     4,664,825
                                                           -------   -----------
NCR Corp. (b)                                               34,555     1,720,839
                                                           -------   -----------
                                                                      15,199,555
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS-6.10%
EMC Corp. (b)                                              256,080     5,326,464
                                                           -------   -----------
Network Appliance, Inc. (b)                                116,889     3,145,483
                                                           -------   -----------
Seagate Technology                                          79,550     2,034,889
                                                           -------   -----------
                                                                      10,506,836
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES-3.05%
VeriFone Holdings, Inc. (b)                                118,687     5,261,395
                                                           -------   -----------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.36%
Amphenol Corp. -Class A                                     59,070     2,348,623
                                                           -------   -----------
HOME ENTERTAINMENT SOFTWARE-2.76%
Activision, Inc. (b)                                       141,163     3,047,709
                                                           -------   -----------
Electronic Arts Inc. (b)                                    30,375     1,700,696
                                                           -------   -----------
                                                                       4,748,405
                                                                     -----------
INTERNET SOFTWARE & SERVICES-6.10%
Digital River, Inc. (b)                                     53,854     2,409,967
                                                           -------   -----------
eBay Inc. (b)                                               75,295     2,938,011
                                                           -------   -----------
Google Inc. -Class A (b)                                     9,104     5,164,426
                                                           -------   -----------
                                                                      10,512,404
                                                                     -----------

                                                          SHARES        VALUE
                                                        ---------   ------------
IT CONSULTING & OTHER SERVICES-3.83%
Accenture Ltd. -Class A                                   101,350   $  4,079,337
                                                        ---------   ------------
Cognizant Technology Solutions Corp.
   -Class A (b)                                            31,510      2,513,553
                                                        ---------   ------------
                                                                       6,592,890
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%
BlueStream Ventures L.P. (b)(c)(d)(e)                   3,172,500      1,620,989
                                                        ---------   ------------
SEMICONDUCTOR EQUIPMENT-3.81%
FormFactor Inc. (b)                                        57,401      2,546,882
                                                        ---------   ------------
KLA-Tencor Corp.                                           43,149      2,406,851
                                                        ---------   ------------
MEMC Electronic Materials, Inc. (b)                        27,345      1,609,527
                                                        ---------   ------------
                                                                       6,563,260
                                                                    ------------
SEMICONDUCTORS-18.13%
Broadcom Corp. -Class A (b)                               132,903      4,842,985
                                                        ---------   ------------
Integrated Device Technology, Inc. (b)                    213,848      3,310,367
                                                        ---------   ------------
Intersil Corp. -Class A                                   135,151      4,518,098
                                                        ---------   ------------
National Semiconductor Corp.                              135,726      3,680,889
                                                        ---------   ------------
Netlogic Microsystems Inc. (b)(f)                          45,914      1,657,954
                                                        ---------   ------------
NVIDIA Corp. (b)                                           94,092      3,409,894
                                                        ---------   ------------
ON Semiconductor Corp. (b)                                218,228      2,740,944
                                                        ---------   ------------
Texas Instruments Inc.                                    111,817      4,091,384
                                                        ---------   ------------
Xilinx, Inc.                                              114,226      2,985,868
                                                        ---------   ------------
                                                                      31,238,383
                                                                    ------------
SYSTEMS SOFTWARE-4.97%
McAfee Inc. (b)                                            61,571      2,146,981
                                                        ---------   ------------
Microsoft Corp.                                           120,660      3,554,643
                                                        ---------   ------------
Oracle Corp. (b)                                          132,120      2,860,398
                                                        ---------   ------------
                                                                       8,562,022
                                                                    ------------
TECHNOLOGY DISTRIBUTORS-1.04%
Avnet, Inc. (b)                                            44,704      1,781,901
                                                        ---------   ------------
WIRELESS TELECOMMUNICATION SERVICES-1.94%
American Tower Corp. -Class A (b)                          76,640      3,336,906
                                                        ---------   ------------
      Total Domestic Common Stocks
         (Cost $110,635,459)                                         134,974,172
                                                                    ------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-19.68%

CANADA-3.12%
Research In Motion Ltd.
   (Communications Equipment) (b)                          54,453      5,366,343
                                                        ---------   ------------

AIM V.I. Technology Fund

                                                          SHARES        VALUE
                                                        ---------   ------------
FINLAND-2.25%
Nokia Oyj -ADR (Communications Equipment)                 102,216   $  3,877,053
                                                        ---------   ------------
HONG KONG-2.43%
China Mobile Ltd. -ADR (Wireless
   Telecommunication Services)                             51,121      4,193,967
                                                        ---------   ------------
ISRAEL-0.93%
NICE Systems Ltd. -ADR
   (Communications Equipment) (b)                          44,700      1,602,048
                                                        ---------   ------------
JAPAN-1.92%
Nintendo Co., Ltd. (Home
   Entertainment Software) (f)(g)                           6,400      3,312,988
                                                        ---------   ------------
MEXICO-1.92%
America Movil S.A.B. de C.V. -Series
   L -ADR (Wireless Telecommunication Services)            51,805      3,315,520
                                                        ---------   ------------
SWEDEN-1.11%
Telefonaktiebolaget LM Ericsson -ADR
   (Communications Equipment)                              48,206      1,918,599
                                                        ---------   ------------
SWITZERLAND-1.86%
STMicroelectronics N.V. -New York
   Shares (Semiconductors)                                190,843      3,196,620
                                                        ---------   ------------
TAIWAN-4.14%
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (g)                367,249      2,756,797
                                                        ---------   ------------
Siliconware Precision Industries Co. -ADR
   (Semiconductors) (f)                                   182,296      2,205,781
                                                        ---------   ------------
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR
   (Semiconductors)                                       213,785      2,163,508
                                                        ---------   ------------
                                                                       7,126,086
                                                                    ------------
      Total Foreign Common Stocks & Other
         Equity Interests
         (Cost $22,218,997)                                           33,909,224
                                                                    ------------
MONEY MARKET FUNDS-3.84%
Liquid Assets Portfolio -Institutional Class (h)        3,307,443      3,307,443
                                                        ---------   ------------
Premier Portfolio -Institutional Class (h)              3,307,443      3,307,443
                                                        ---------   ------------
      Total Money Market Funds
         (Cost $6,614,886)                                             6,614,886
                                                                    ------------
TOTAL INVESTMENTS (excluding
   investments purchased with cash
   collateral from securities on loan)-101.87%
   (Cost $139,469,342)                                               175,498,282
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-2.02%
Liquid Assets Portfolio - Institutional Class
   (Cost $3,473,344)(h)(i)                              3,473,344      3,473,344
                                                        ---------   ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
MONEY MARKET FUNDS-(CONTINUED)
TOTAL INVESTMENTS-103.89%
   (Cost $142,942,686)                                              $178,971,626
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(3.89)%                                 (6,701,313)
                                                                    ------------
NET ASSETS-100.00%                                                  $172,270,313
                                                                    ============

Investment Abbreviations:

ADR   --   American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The Fund has a remaining commitment of $135,000 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2007 represented 0.94% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2007 represented 0.94% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at time of purchase.

(f)  All or a portion of this security was out on loan at September 30, 2007.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $6,069,785, which represented 3.52% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. Technology Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. Technology Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes

AIM V.I. Technology Fund
     in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM V.I. Technology Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              VALUE      PURCHASES      PROCEEDS       VALUE      DIVIDEND
FUND                        12/31/06      AT COST      FROM SALES     09/30/07     INCOME
------------------------   ----------   -----------   ------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class     $1,538,853   $25,131,491   $(23,362,901)  $3,307,443   $101,512
                           ----------   -----------   ------------   ----------   --------
Premier Portfolio-
   Institutional Class      1,538,853    25,131,491    (23,362,901)   3,307,443    101,098
                           ----------   -----------   ------------   ----------   --------
   SUBTOTAL                $3,077,706   $50,262,982   $(46,725,802)  $6,614,886   $202,610
                           ==========   ===========   ============   ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE      PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                        12/31/06      AT COST      FROM SALES      09/30/07    INCOME *
------------------------   ----------   -----------   ------------   -----------   --------
Liquid Assets Portfolio-
   Institutional Class     $       --   $ 8,786,897   $ (5,313,553)  $ 3,473,344   $ 19,964
                           ----------   -----------   ------------   -----------   --------
    TOTAL INVESTMENTS
       IN AFFILIATES       $3,077,706   $59,049,879   $(52,039,355)  $10,088,230   $222,574
                           ==========   ===========   ============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $3,335,487 were on loan to brokers. The loans were secured by cash collateral of $3,473,344 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $19,964 for securities lending transactions, which are net of compensation to counterparties.

AIM V.I. Technology Fund

NOTE 4 -- OPTION CONTRACTS WRITTEN

                              CALL OPTION CONTRACTS

                NUMBER OF   PREMIUMS
                CONTRACTS   RECEIVED
                ---------   --------
Opened             233      $ 32,351
                  ----      --------
Expired           (233)      (32,351)
                  ----      --------
End of period       --      $     --
                  ----      --------

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $81,307,956 and $106,701,050, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $39,422,043
                                                               -----------
Aggregate unrealized (depreciation) of investment securities    (2,174,753)
                                                               -----------
Net unrealized appreciation of investment securities           $37,247,290
                                                               -----------

Cost of investments for tax purposes is $141,724,336.

                             AIM V.I. UTILITIES FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-VIUTI-QTR-1 9/07   A I M Advisors, Inc.

AIM V.I. Utilities Fund

SCHEDULE OF INVESTMENTS (a)
September 30, 2007
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS-93.33%

ELECTRIC UTILITIES-35.06%
Duke Energy Corp.                                         285,000   $  5,326,650
E.ON A.G.  (Germany)                                       24,000      4,437,795
Edison International                                      109,000      6,044,050
Enel S.p.A.  (Italy)(b)                                   189,000      2,136,586
Entergy Corp.                                              60,000      6,497,400
Exelon Corp.                                               94,000      7,083,840
FirstEnergy Corp.                                          68,000      4,307,120
FPL Group, Inc.                                            96,000      5,844,480
Pepco Holdings, Inc.                                      135,000      3,655,800
Portland General Electric Co.                              89,000      2,474,200
PPL Corp.                                                 106,000      4,907,800
Southern Co.                                               53,000      1,922,840
                                                                    ------------
                                                                      54,638,561
                                                                    ------------
GAS UTILITIES-8.60%
AGL Resources Inc.                                         85,000      3,367,700
Equitable Resources, Inc.                                  85,000      4,408,950
Questar Corp.                                             107,000      5,620,710
                                                                    ------------
                                                                      13,397,360
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-5.67%
Constellation Energy Group                                 36,000      3,088,440
NRG Energy, Inc. (c)                                      136,000      5,751,440
                                                                    ------------
                                                                       8,839,880
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-12.55%
Alaska Communications Systems Group Inc.                  320,000      4,624,000
AT&T Inc.                                                 215,000      9,096,650
Verizon Communications Inc.                               132,000      5,844,960
                                                                    ------------
                                                                      19,565,610
                                                                    ------------
MULTI-UTILITIES-21.64%
Ameren Corp.                                               67,000      3,517,500
CMS Energy Corp.                                          215,000      3,616,300
Dominion Resources, Inc.                                   49,000      4,130,700
National Grid PLC (United Kingdom)                        215,000      3,448,822
OGE Energy Corp.                                           29,000        959,900
PG&E Corp.                                                 96,000      4,588,800
SCANA Corp.                                                27,000      1,045,980
Sempra Energy                                              93,000      5,405,160
Veolia Environnement (France)(b)                           42,000      3,611,789
Xcel Energy, Inc.                                         158,000      3,403,320
                                                                    ------------
                                                                      33,728,271
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION-9.81%
El Paso Corp.                                             320,000      5,430,400

                                                          SHARES        VALUE
                                                        ---------   ------------
OIL & GAS STORAGE & TRANSPORTATION-(CONTINUED)
Spectra Energy Corp.                                      151,000   $  3,696,480
Williams Cos., Inc. (The)                                 181,000      6,164,860
                                                                    ------------
                                                                      15,291,740
                                                                    ------------
   Total Common Stocks (Cost $99,497,012)                            145,461,422
                                                                    ------------
MONEY MARKET FUNDS-2.56%
Liquid Assets Portfolio-Institutional Class (d)         1,997,084      1,997,084
Premier Portfolio-Institutional Class(d)                1,997,084      1,997,084
                                                                    ------------
   Total Money Market Funds
      (Cost $3,994,168)                                                3,994,168
                                                                    ------------
TOTAL INVESTMENTS-95.89%
   (Cost $103,491,180)                                               149,455,590
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-4.11%                                    6,400,946
                                                                    ------------
NET ASSETS-100.00%                                                  $155,856,536
                                                                    ============

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $5,748,375, which represented 3.69% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM V.I. UTILITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM V.I. UTILITIES FUND
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the

AIM V.I. UTILITIES FUND
     fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              VALUE     PURCHASES AT   PROCEEDS FROM      VALUE
FUND                        12/31/06        COST           SALES        09/30/07    DIVIDEND INCOME
----                       ----------   ------------   -------------   ----------   ---------------
Liquid Assets Portfolio-
   Institutional Class     $3,563,271    $28,224,913   $(29,791,100)   $1,997,084       $ 86,543
Premier Portfolio-
   Institutional Class      3,563,271     28,224,913    (29,791,100)    1,997,084         86,178
                           ----------    -----------   ------------    ----------       --------
   SUBTOTAL                $7,126,542    $56,449,826   $(59,582,200)   $3,994,168       $172,721
                           ----------    -----------   ------------    ----------       --------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE     PURCHASES AT   PROCEEDS FROM      VALUE
FUND                        12/31/06        COST           SALES        09/30/07    DIVIDEND INCOME*
----                       ----------   ------------   -------------   ----------   ----------------
Liquid Assets Portfolio-
Institutional Class        $       --    $ 3,520,679   $ (3,520,679)   $       --       $ 11,283
                           ----------    -----------   ------------    ----------       --------
   TOTAL INVESTMENTS
      IN AFFILIATES        $7,126,542    $59,970,505   $(63,102,879)   $3,994,168       $184,004
                           ==========    ===========   ============    ==========       ========

*    Net of compensation to counterparties.

AIM V.I. UTILITIES FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, there were no securities out on loan. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $11,283 for securities lending transactions during the period, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $41,401,432 and $48,584,978, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 46,437,017
Aggregate unrealized (depreciation) of investment securities       (563,508)
                                                               ------------
Net unrealized appreciation of investment securities           $ 45,873,509
                                                               ============

Cost of investments for tax purposes is $103,582,081.

Item 2. Controls and Procedures.

     (a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 29, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.